UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05017

Ivy Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Wendy J. Hills

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Pathfinder Aggressive (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Global Growth	1,319	$11,031
Ivy Funds VIP Growth	1,484	15,481
Ivy Funds VIP International Core Equity	759	11,611
Ivy Funds VIP Limited-Term Bond	1,682	8,321
Ivy Funds VIP Mid Cap Growth	818	7,741
Ivy Funds VIP Small Cap Growth	789	7,741
Ivy Funds VIP Small Cap Value	452	7,741
Ivy Funds VIP Value	1,395	7,741

TOTAL AFFILIATED MUTUAL FUNDS – 99.3%		$77,408
(Cost: $84,739)

SHORT-TERM SECURITIES	Principal
Master Note – 0.7%
Toyota Motor Credit Corp., 0.600%, 10–5–16 (A)	$522	522

TOTAL SHORT-TERM SECURITIES – 0.7%		$522
(Cost: $522)

TOTAL INVESTMENT SECURITIES – 100.0%		$77,930
(Cost: $85,261)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(12)

NET ASSETS – 100.0%		$77,918

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$77,408	$—	$—
Short-Term Securities	—	522	—
Total	$77,408	$522	$—

During the period ended September 30, 2016, there were no transfers between any levels.

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$85,261
Gross unrealized appreciation	107
Gross unrealized depreciation	(7,438)
Net unrealized depreciation	$(7,331)

SCHEDULE OF INVESTMENTS Pathfinder Conservative (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	1,990	$14,960
Ivy Funds VIP Global Growth	619	5,179
Ivy Funds VIP Growth	1,434	14,960
Ivy Funds VIP International Core Equity	357	5,466
Ivy Funds VIP Limited-Term Bond	3,663	18,125
Ivy Funds VIP Mid Cap Growth	365	3,452
Ivy Funds VIP Money Market	40,278	40,278
Ivy Funds VIP Small Cap Growth	586	5,754
Ivy Funds VIP Small Cap Value	134	2,302
Ivy Funds VIP Value	830	4,603

TOTAL AFFILIATED MUTUAL FUNDS – 99.5%		$115,079
(Cost: $120,211)

SHORT-TERM SECURITIES	Principal
Master Note – 0.5%
Toyota Motor Credit Corp., 0.600%, 10–5–16 (A)	$593	593

TOTAL SHORT-TERM SECURITIES – 0.5%		$593
(Cost: $593)

TOTAL INVESTMENT SECURITIES – 100.0%		$115,672
(Cost: $120,804)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(12)

NET ASSETS – 100.0%		$115,660

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$115,079	$—	$—
Short-Term Securities	—	593	—
Total	$115,079	$593	$—

During the period ended September 30, 2016, there were no transfers between any levels.

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$120,804
Gross unrealized appreciation	—
Gross unrealized depreciation	(5,132)
Net unrealized depreciation	$(5,132)

SCHEDULE OF INVESTMENTS Pathfinder Moderate (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	17,495	$131,524
Ivy Funds VIP Global Growth	9,957	83,299
Ivy Funds VIP Growth	11,770	122,756
Ivy Funds VIP International Core Equity	5,590	85,491
Ivy Funds VIP Limited-Term Bond	19,050	94,259
Ivy Funds VIP Mid Cap Growth	3,708	35,073
Ivy Funds VIP Money Market	175,366	175,366
Ivy Funds VIP Small Cap Growth	6,255	61,378
Ivy Funds VIP Small Cap Value	2,559	43,842
Ivy Funds VIP Value	7,903	43,842

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$876,830
(Cost: $911,916)

SHORT-TERM SECURITIES	Principal
Master Note – 0.0%
Toyota Motor Credit Corp., 0.600%, 10–5–16 (A)	$425	425

TOTAL SHORT-TERM SECURITIES – 0.0%		$425
(Cost: $425)

TOTAL INVESTMENT SECURITIES – 100.0%		$877,255
(Cost: $912,341)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(54)

NET ASSETS – 100.0%		$877,201

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$876,830	$—	$—
Short-Term Securities	—	425	—
Total	$876,830	$425	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$912,341
Gross unrealized appreciation	2,886
Gross unrealized depreciation	(37,972)
Net unrealized depreciation	$(35,086)

SCHEDULE OF INVESTMENTS Pathfinder Moderate – Managed Volatility (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	9,643	$72,495
Ivy Funds VIP Global Growth	5,488	45,913
Ivy Funds VIP Growth	6,487	67,662
Ivy Funds VIP International Core Equity	3,081	47,122
Ivy Funds VIP Limited-Term Bond	10,500	51,955
Ivy Funds VIP Mid Cap Growth	2,044	19,332
Ivy Funds VIP Money Market	96,660	96,660
Ivy Funds VIP Small Cap Growth	3,448	33,831
Ivy Funds VIP Small Cap Value	1,411	24,165
Ivy Funds VIP Value	4,356	24,165

TOTAL AFFILIATED MUTUAL FUNDS – 96.7%		$483,300
(Cost: $514,545)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 1.8%
BorgWarner, Inc., 0.660%, 10–11–16	$4,000	3,999
Medtronic Global Holdings SCA, 0.720%, 10–3–16	5,000	5,000

		8,999

Master Note – 1.3%
Toyota Motor Credit Corp., 0.600%, 10–5–16 (B)	6,395	6,395

TOTAL SHORT-TERM SECURITIES – 3.1%		$15,394
(Cost: $15,394)

TOTAL INVESTMENT SECURITIES – 99.8%		$498,694
(Cost: $529,939)

CASH AND OTHER ASSETS, NET OF LIABILITIES (C) – 0.2%		816

NET ASSETS – 100.0%		$499,510

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at September 30, 2016.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

(C)	Cash of $989 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
E-mini Russell 2000 Index	Short	12-16-16	36	$(4,494)	$(151)
S&P 500 Index	Short	12-16-16	37	(19,984)	(373)
				$(24,478)	$(524)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$483,300	$—	$—
Short-Term Securities	—	15,394	—
Total	$483,300	$15,394	$—
Liabilities
Futures Contracts	$524	$—	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$529,939
Gross unrealized appreciation	416
Gross unrealized depreciation	(31,661)
Net unrealized depreciation	$(31,245)

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	20,603	$154,890
Ivy Funds VIP Global Growth	14,812	123,912
Ivy Funds VIP Growth	13,861	144,564
Ivy Funds VIP International Core Equity	8,271	126,494
Ivy Funds VIP Limited-Term Bond	22,435	111,004
Ivy Funds VIP Mid Cap Growth	5,459	51,630
Ivy Funds VIP Money Market	103,260	103,260
Ivy Funds VIP Small Cap Growth	8,419	82,608
Ivy Funds VIP Small Cap Value	4,822	82,608
Ivy Funds VIP Value	9,307	51,630

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$1,032,600
(Cost: $1,076,946)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,032,600
(Cost: $1,076,946)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(189)

NET ASSETS – 100.0%		$1,032,411

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$1,032,600	$—	$—
Total	$1,032,600	$—	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,076,946
Gross unrealized appreciation	5,543
Gross unrealized depreciation	(49,889)
Net unrealized depreciation	$(44,346)

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive – Managed Volatility (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	1,405	$10,559
Ivy Funds VIP Global Growth	1,010	8,448
Ivy Funds VIP Growth	945	9,855
Ivy Funds VIP International Core Equity	564	8,623
Ivy Funds VIP Limited-Term Bond	1,529	7,568
Ivy Funds VIP Mid Cap Growth	372	3,520
Ivy Funds VIP Money Market	7,040	7,040
Ivy Funds VIP Small Cap Growth	574	5,632
Ivy Funds VIP Small Cap Value	329	5,632
Ivy Funds VIP Value	635	3,520

TOTAL AFFILIATED MUTUAL FUNDS – 97.3%		$70,397
(Cost: $77,291)

SHORT-TERM SECURITIES	Principal
Master Note – 2.5%
Toyota Motor Credit Corp., 0.600%, 10–5–16 (A)	$1,804	1,804

TOTAL SHORT-TERM SECURITIES – 2.5%		$1,804
(Cost: $1,804)

TOTAL INVESTMENT SECURITIES – 99.8%		$72,201
(Cost: $79,095)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 0.2%		146

NET ASSETS – 100.0%		$72,347

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

(B)	Cash of $161 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
E-mini Russell 2000 Index	Short	12-16-16	6	$(749)	$(24)
S&P 500 Index	Short	12-16-16	6	(3,241)	(58)
				$(3,990)	$(82)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$70,397	$—	$—
Short-Term Securities	—	1,804	—
Total	$70,397	$1,804	$—
Liabilities
Futures Contracts	$82	$—	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$79,095
Gross unrealized appreciation	41
Gross unrealized depreciation	(6,935)
Net unrealized depreciation	$(6,894)

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	4,597	$34,560
Ivy Funds VIP Global Growth	2,224	18,609
Ivy Funds VIP Growth	3,569	37,219
Ivy Funds VIP International Core Equity	1,260	19,274
Ivy Funds VIP Limited-Term Bond	8,462	41,871
Ivy Funds VIP Mid Cap Growth	1,124	10,634
Ivy Funds VIP Money Market	66,462	66,462
Ivy Funds VIP Small Cap Growth	1,626	15,951
Ivy Funds VIP Small Cap Value	466	7,976
Ivy Funds VIP Value	2,396	13,292

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$265,848
(Cost: $277,831)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp., 0.600%, 10–5–16 (A)	$170	170

TOTAL SHORT-TERM SECURITIES – 0.1%		$170
(Cost: $170)

TOTAL INVESTMENT SECURITIES – 100.0%		$266,018
(Cost: $278,001)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(27)

NET ASSETS – 100.0%		$265,991

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$265,848	$—	$—
Short-Term Securities	—	170	—
Total	$265,848	$170	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$278,001
Gross unrealized appreciation	52
Gross unrealized depreciation	(12,035)
Net unrealized depreciation	$(11,983)

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative – Managed Volatility (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	1,113	$8,366
Ivy Funds VIP Global Growth	538	4,505
Ivy Funds VIP Growth	864	9,009
Ivy Funds VIP International Core Equity	305	4,665
Ivy Funds VIP Limited-Term Bond	2,048	10,135
Ivy Funds VIP Mid Cap Growth	272	2,574
Ivy Funds VIP Money Market	16,088	16,088
Ivy Funds VIP Small Cap Growth	394	3,861
Ivy Funds VIP Small Cap Value	113	1,931
Ivy Funds VIP Value	580	3,218

TOTAL AFFILIATED MUTUAL FUNDS – 96.8%		$64,352
(Cost: $68,120)

SHORT-TERM SECURITIES	Principal
Master Note – 3.0%
Toyota Motor Credit Corp., 0.600%, 10–5–16 (A)	$2,014	2,014

TOTAL SHORT-TERM SECURITIES – 3.0%		$2,014
(Cost: $2,014)

TOTAL INVESTMENT SECURITIES – 99.8%		$66,366
(Cost: $70,134)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 0.2%		120

NET ASSETS – 100.0%		$66,486

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

(B)	Cash of $156 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
E-mini Russell 2000 Index	Short	12-16-16	5	$(624)	$(21)
S&P 500 Index	Short	12-16-16	6	(3,241)	(59)
				$(3,865)	$(80)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$64,352	$—	$—
Short-Term Securities	—	2,014	—
Total	$64,352	$2,014	$—
Liabilities
Futures Contracts	$80	$—	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$70,134
Gross unrealized appreciation	80
Gross unrealized depreciation	(3,848)
Net unrealized depreciation	$(3,768)

CONSOLIDATED SCHEDULE OF INVESTMENTS Asset Strategy (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Auto Parts & Equipment – 1.8%
Continental AG (A)	44		$9,188
Delphi Automotive plc	136		9,728

			18,916

Automobile Manufacturers – 0.8%
Suzuki Motor Corp. (A)	250		8,273

Cable & Satellite – 1.4%
Comcast Corp., Class A	228		15,112

Home Improvement Retail – 1.6%
Home Depot, Inc. (The)	127		16,381

Internet & Direct Marketing Retail – 1.4%
Amazon.com, Inc. (B)	17		14,276

Leisure Facilities – 0.0%
Circuit of the Americas LLC, Class B (B)	—	*	—

Leisure Products – 0.7%
Media Group Holdings LLC, Series H (B)(C)(D)	32		379
Media Group Holdings LLC, Series I (B)(C)(D)	19		3,070
Media Group Holdings LLC, Series T (B)(C)(D)	4		3,374

			6,823

Movies & Entertainment – 0.0%
Delta Topco Ltd. (B)(C)	56,728		—	*

Restaurants – 1.6%
Chipotle Mexican Grill, Inc., Class A(B)	40		16,855

Tires & Rubber – 0.5%
Bridgestone Corp. (A)	153		5,592

Total Consumer Discretionary – 9.8%			102,228
Consumer Staples

Brewers – 1.3%
InBev N.V. (A)	99		12,941

Packaged Foods & Meats – 3.4%
Kraft Foods Group, Inc.	248		22,189
Mead Johnson Nutrition Co.	34		2,663
Mondelez International, Inc., Class A	246		10,777

			35,629

Soft Drinks – 1.4%
Coca-Cola Co. (The)	350		14,791

Tobacco – 1.5%
ITC Ltd. (A)	823		2,983
Philip Morris International, Inc.	127		12,308

			15,291

Total Consumer Staples – 7.6%			78,652
Energy

Oil & Gas Equipment & Services – 3.1%
Halliburton Co.	423		18,998
Schlumberger Ltd.	160		12,582

			31,580

Oil & Gas Exploration & Production – 3.2%
Cabot Oil & Gas Corp.	52		1,352
EOG Resources, Inc.	153		14,777
Noble Energy, Inc.	351		12,541
Pioneer Natural Resources Co.	26		4,753

			33,423

Total Energy – 6.3%			65,003
Financials

Diversified Banks – 1.4%
Axis Bank Ltd. (A)	974		7,919
Banca Intesa S.p.A. (A)	3,195		7,086

			15,005

Life & Health Insurance – 1.5%
AIA Group Ltd. (A)	2,399		15,941

Other Diversified Financial Services – 3.1%
Citigroup, Inc.	318		14,997
JPMorgan Chase & Co.	260		17,303

			32,300

Property & Casualty Insurance – 0.6%
Berkshire Hathaway, Inc., Class B (B)	41	5,894

Total Financials – 6.6%		69,140
Health Care

Biotechnology – 3.0%
Alexion Pharmaceuticals, Inc. (B)	65	8,022
Amgen, Inc.	46	7,665
Shire Pharmaceuticals Group plc ADR	77	14,987

		30,674

Health Care Equipment – 1.0%
Medtronic plc	123	10,592

Pharmaceuticals – 4.6%
Allergan plc (B)	74	17,024
Bristol-Myers Squibb Co.	139	7,484
Pfizer, Inc.	461	15,611
Teva Pharmaceutical Industries Ltd. ADR	164	7,562

		47,681

Total Health Care – 8.6%		88,947
Industrials

Aerospace & Defense – 1.3%
Lockheed Martin Corp.	55	13,089

Construction & Engineering – 0.7%
Larsen & Toubro Ltd. (A)	320	6,886

Construction Machinery & Heavy Trucks – 0.5%
PACCAR, Inc.	88	5,184

Industrial Conglomerates – 1.1%
General Electric Co.	404	11,952

Industrial Machinery – 0.1%
Parker Hannifin Corp.	12	1,469

Railroads – 0.4%
Union Pacific Corp.	47	4,545

Total Industrials – 4.1%		43,125
Information Technology

Application Software – 3.3%
Adobe Systems, Inc. (B)	170	18,464
Intuit, Inc.	145	15,984

		34,448

Data Processing & Outsourced Services – 2.0%
FleetCor Technologies, Inc. (B)	38	6,550
Visa, Inc., Class A	170	14,034

		20,584

Electronic Equipment & Instruments – 0.1%
Keyence Corp. (A)	2	1,521

Internet Software & Services – 3.2%
Alibaba Group Holding Ltd. ADR (B)	126	13,287
Alphabet, Inc., Class A (B)	21	16,484
Facebook, Inc., Class A (B)	26	3,307

		33,078

IT Consulting & Other Services – 0.7%
Cognizant Technology Solutions Corp., Class A (B)	161	7,666

Semiconductor Equipment – 0.3%
ASML Holding N.V., Ordinary Shares (A)	24	2,592

Semiconductors – 1.6%
Micron Technology, Inc. (B)	280	4,971
QUALCOMM, Inc.	169	11,577

		16,548

Systems Software – 2.2%
Microsoft Corp.	393	22,614

Total Information Technology – 13.4%		139,051
Materials

Diversified Chemicals – 0.3%
PPG Industries, Inc.	25	2,584

Diversified Metals & Mining – 1.0%
BHP Billiton plc (A)	281	4,231
Rio Tinto plc (A)	192	6,399

		10,630

Paper Packaging – 0.7%
International Paper Co.		154	7,394

Total Materials – 2.0%			20,608

TOTAL COMMON STOCKS – 58.4%			$606,754
(Cost: $643,215)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
NIKE, Inc., Class B,
Call $65.00, Expires 10–21–16, OTC (Ctrpty: Citibank N.A.)		2,400	2

TOTAL PURCHASED OPTIONS – 0.0%			$2
(Cost: $423)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Leisure Facilities – 0.1%
Circuit of the Americas LLC, Series D,
0.000%, 12–31–20 (E)		$3,642	1,162

Movies & Entertainment – 5.2%
Delta Topco Ltd.,
10.000%, 11–24–60 (C)(F)		57,563	53,495

Total Consumer Discretionary – 5.3%			54,657
Financials

Diversified Banks – 0.3%
Royal Bank of Scotland Group plc (The):
7.500%, 12–29–49		2,195	2,030
8.625%, 12–29–49		970	956

			2,986

Total Financials – 0.3%			2,986

TOTAL CORPORATE DEBT SECURITIES – 5.6%			$57,643
(Cost: $63,768)

OTHER GOVERNMENT SECURITIES (G)
Brazil – 1.1%
Brazil Notas do Tesouro Nacional,
10.000%, 1–1–21 (H)	BRL	35,545	10,694

Mexico – 4.5%
Mexican Bonos:
8.000%, 6–11–20 (H)	MXN	281,969	15,677
6.500%, 6–10–21 (H)		194,676	10,344
10.000%, 12–5–24 (H)		160,287	10,443
5.750%, 3–5–26 (H)		205,686	10,402

			46,866

TOTAL OTHER GOVERNMENT SECURITIES – 5.6%			$57,560
(Cost: $59,958)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 3–15–23 (I)		$37	3
5.500%, 10–15–25 (I)		187	23
6.000%, 11–15–35 (I)		117	26
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (I)		76	8
5.500%, 8–25–33 (I)		123	16
5.500%, 4–25–34 (I)		197	37
5.500%, 11–25–36 (I)		250	43

Government National Mortgage Association Agency REMIC/CMO,
5.500%, 7–20–35 (I)	104	21

		177

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$177
(Cost: $175)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 2.0%
U.S. Treasury Notes:
0.125%, 4–15–21	4,281	4,371
0.625%, 1–15–26	7,941	8,363
0.125%, 7–15–26	7,730	7,826

		20,560

Treasury Obligations – 7.1%
U.S. Treasury Bonds:
2.250%, 11–15–25 (J)	20,529	21,684
2.875%, 8–15–45	3,079	3,440
3.000%, 11–15–45	11,079	12,681
2.500%, 2–15–46	11,754	12,188
U.S. Treasury Notes:
2.000%, 8–15–25	11,654	12,068
1.625%, 2–15–26	11,483	11,512

		73,573

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.1%		$94,133
(Cost: $90,627)

BULLION – 7.4%	Troy Ounces
Gold	58	76,869

(Cost: $71,554)

SHORT-TERM SECURITIES	Principal
Commercial Paper (K) – 7.0%
BorgWarner, Inc.,
0.700%, 10–6–16	$10,000	9,999
J.M. Smucker Co. (The),
0.700%, 10–3–16	4,871	4,871
Kroger Co. (The),
0.630%, 10–3–16	10,000	9,999
McCormick & Co., Inc.:
0.500%, 10–3–16	5,000	5,000
0.580%, 10–5–16	8,000	7,999
Medtronic Global Holdings SCA,
0.740%, 11–14–16	5,000	4,995
Northern Illinois Gas Co.,
0.490%, 10–6–16	5,000	4,999
Rockwell Automation, Inc.,
0.520%, 10–3–16	10,000	9,999
United Technologies Corp.,
0.770%, 10–13–16	5,000	4,999
Virginia Electric and Power Co.,
0.670%, 10–7–16	4,000	4,000
Wisconsin Gas LLC,
0.460%, 10–4–16	6,000	6,000

		72,860

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (L)	3,428	3,428

Municipal Obligations – 6.0%
Long Island, NY Power Auth Elec Sys Tax Rev Notes, Ser 2015 GR-2A,
0.650%, 10–26–16	4,000	4,000
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Prods and Chemicals, Inc. Proj), Ser 2007 (GTD by Air Prods and Chemicals, Inc.),
0.850%, 10–1–16 (L)	23,077	23,077

MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.830%, 10–1–16 (L)	27,100	27,100
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2013A,
0.840%, 10–7–16 (L)	5,000	5,000
San Francisco City and Cnty, Pub Util Comnty Water Rev, Series A1T (Taxable), (GTD by Royal Bank of Canada),
0.760%, 10–18–16	3,000	3,000

		62,177

TOTAL SHORT-TERM SECURITIES – 13.3%		$138,465
(Cost: $138,467)

TOTAL INVESTMENT SECURITIES – 99.4%		$1,031,603
(Cost: $1,068,187)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		6,622

NET ASSETS – 100.0%		$1,038,225

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At September 30, 2016, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1-23-12 to 6-15-12	56,728	$26,773	$—	*
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32	22,374	379
Media Group Holdings LLC, Series I	4-23-13 to 11-8-13	19	6,993	3,070
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4	8,613	3,374

		Principal
Delta Topco Ltd., 10.000%, 11-24-60	4-1-12 to 1-1-16	$57,563	58,053	53,495
			$122,806	$60,318

The total value of these securities represented 5.8% of net assets at September 30, 2016.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio and consolidated.

(E)	Zero coupon bond.

(F)	Payment-in-kind bonds.

(G)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(H)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real and MXN - Mexican Peso).

(I)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(J)	All or a portion of securities with an aggregate value of $585 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(K)	Rate shown is the yield to maturity at September 30, 2016.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	3,640	U.S. Dollar	4,775	10-26-16	State Street Global Markets	$54	$—
Euro	12,957	U.S. Dollar	14,591	10-26-16	State Street Global Markets	20	—
						$74	$—

The following written options were outstanding at September 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
NIKE, Inc., Class B	Citibank N.A.	Put	1,920	October 2016	$55.00	$435	$(487)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$95,405	$—	$6,823
Consumer Staples	78,652	—	—
Energy	65,003	—	—
Financials	69,140	—	—
Health Care	88,947	—	—
Industrials	43,125	—	—
Information Technology	139,051	—	—
Materials	20,608	—	—
Total Common Stocks	$599,931	$—	$6,823
Purchased Options	—	2	—
Corporate Debt Securities	—	4,148	53,495
Other Government Securities	—	57,560	—
United States Government Agency Obligations	—	177	—
United States Government Obligations	—	94,133	—
Bullion	76,869	—	—
Short-Term Securities	—	138,465	—
Total	$676,800	$294,485	$60,318
Forward Foreign Currency Contracts	$—	$74	$—
Liabilities
Written Options	$—	$487	$—

During the period ended September 30, 2016, there were no transfers between any levels.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 1-1-16	$43,715	$52,330
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(30,883)	(4,068)
Purchases	—	5,233
Sales	(6,009)	—
Amortization/Accretion of premium/discount	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 9-30-16	$6,823	$53,495
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-16	$(30,883)	$(4,068)

Information about Level 3 fair value measurements:

	Fair Value at 9-30-2016	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$3,374	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	15%
			Illiquidity discount	10%
	3,070	Transaction	Price	$28.14 to 344
			Illiquidity discount	5 to 10%
	379	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	40%
			Illiquidity discount	10%
			Methodology weighting	75%
			Discount factor	100%
			Methodology weighting	25%
Corporate Debt Securities	53,495	Transaction	Price	$28.14
			Illiquidity discount	5%

Significant increases (decreases) in long-term growth rate inputs could result in a higher (lower) fair value measurement. However, significant increases (decreases) in weighted average cost of capital, discount factors, or illiquidity discount inputs could result in a higher (lower) fair value measurement.

During the period ended September 30, 2016, securities totaling $80,970 changed valuation techniques from discounted cash flows model to a transaction approach. The change in valuation techniques is primarily due to the discounted cash flows model no longer reflecting current market participant assumptions.

During the period ended September 30, 2016, securities totaling $3,533 changed valuation techniques from discounted cash flows model to a blended methodology of discounted cash flows model and discounted book value. The change in valuation techniques is primarily due to the blended methodology more closely reflecting current market participant assumptions.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). Ivy VIP ASF III (SBP), LLC and VIP ASF, LLC (each a “Company”, collectively “the Companies”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Portfolio. Each Subsidiary and Company acts as an investment vehicle for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Companies. The consolidated financial statements include the accounts of the Portfolio and its Subsidiary and the Companies. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and each Company comprising the entire issued share capital of the Subsidiary and each Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and each Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and each Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and each Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2016 of each Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$1,038,225	$77,297	7.45%
Ivy VIP ASF III (SBP), LLC	4-9-13	4-23-13	1,038,225	6,935	0.67
VIP ASF, LLC	12-10-12	12-18-12	1,038,225	1,839	0.18

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,068,187
Gross unrealized appreciation	65,510
Gross unrealized depreciation	(102,094)
Net unrealized depreciation	$(36,584)

SCHEDULE OF INVESTMENTS Balanced (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 1.3%
Johnson Controls, Inc.	105	$4,878

Cable & Satellite – 1.5%
Comcast Corp., Class A	84	5,554

Casinos & Gaming – 1.1%
Las Vegas Sands, Inc.	70	4,020

General Merchandise Stores – 0.7%
Target Corp.	39	2,647

Home Improvement Retail – 0.7%
Home Depot, Inc. (The)	22	2,816

Homefurnishing Retail – 1.0%
Williams-Sonoma, Inc.	70	3,580

Hotels, Resorts & Cruise Lines – 2.0%
Carnival Corp.	154	7,499

Movies & Entertainment – 1.0%
Twenty-First Century Fox, Inc.	151	3,745

Total Consumer Discretionary – 9.3%		34,739
Consumer Staples

Brewers – 0.9%
Anheuser-Busch InBev S.A. ADR	27	3,506

Distillers & Vintners – 0.8%
Constellation Brands, Inc.	18	3,039

Drug Retail – 1.0%
CVS Caremark Corp.	41	3,677

Packaged Foods & Meats – 3.6%
J.M. Smucker Co. (The)	35	4,736
Kraft Foods Group, Inc.	47	4,166
Mead Johnson Nutrition Co.	59	4,650

		13,552

Soft Drinks – 1.2%
Coca-Cola Co. (The)	101	4,261

Total Consumer Staples – 7.5%		28,035
Energy

Integrated Oil & Gas – 0.1%
Chevron Corp.	4	413

Oil & Gas Equipment & Services – 1.1%
Schlumberger Ltd.	50	3,959

Oil & Gas Exploration & Production – 2.3%
Newfield Exploration Co. (A)	97	4,225
Noble Energy, Inc.	123	4,399

		8,624

Total Energy – 3.5%		12,996
Financials

Financial Exchanges & Data – 1.3%
Intercontinental Exchange, Inc.	18	4,875

Other Diversified Financial Services – 1.6%
JPMorgan Chase & Co.	88	5,850

Regional Banks – 1.3%
PNC Financial Services Group, Inc. (The)	56	5,024

Total Financials – 4.2%		15,749
Health Care

Biotechnology – 2.8%
Biogen, Inc. (A)	11	3,494
Shire Pharmaceuticals Group plc ADR	36	7,011

		10,505

Health Care Equipment – 1.2%
Medtronic plc	54	4,701

Health Care Services – 0.9%
Laboratory Corp. of America Holdings (A)	24	3,279

Managed Health Care – 1.9%
Anthem, Inc.	33	4,154
UnitedHealth Group, Inc.	21	2,965

		7,119

Pharmaceuticals – 3.9%
Allergan plc (A)	18	4,191
Johnson & Johnson	45	5,360
Teva Pharmaceutical Industries Ltd. ADR	105	4,852

		14,403

Total Health Care – 10.7%		40,007

Industrials

Industrial Conglomerates – 1.0%
General Electric Co.	123	3,631

Railroads – 1.1%
Union Pacific Corp.	43	4,217

Trucking – 0.7%
Knight Transportation, Inc.	84	2,408

Total Industrials – 2.8%		10,256
Information Technology

Application Software – 1.4%
Autodesk, Inc. (A)	72	5,204

Communications Equipment – 1.2%
Harris Corp.	50	4,570

Data Processing & Outsourced Services – 1.0%
FleetCor Technologies, Inc. (A)	21	3,713

IT Consulting & Other Services – 1.0%
Cognizant Technology Solutions Corp., Class A (A)	79	3,752

Semiconductor Equipment – 1.7%
Applied Materials, Inc.	205	6,185

Semiconductors – 2.0%
Broadcom Corp., Class A	22	3,846
Microchip Technology, Inc.	55	3,423

		7,269

Systems Software – 1.2%
Symantec Corp.	181	4,537

Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.	57	6,459

Total Information Technology – 11.2%		41,689
Materials

Commodity Chemicals – 0.4%
Valvoline, Inc. (A)	66	1,549

Diversified Chemicals – 1.4%
PPG Industries, Inc.	48	4,972

Total Materials – 1.8%		6,521
Real Estate

Specialized REITs – 1.3%
Crown Castle International Corp.	51	4,781

Total Real Estate – 1.3%		4,781

TOTAL COMMON STOCKS – 52.3%		$194,773
(Cost: $171,108)

PREFERRED STOCKS
Energy

Oil & Gas Exploration & Production – 0.8%
Hess Corp., 8.000%, Convertible	47	3,107

Total Energy – 0.8%		3,107
Financials

Diversified Banks – 0.1%
First Republic Bank, Series G, 5.500%	15	405

Other Diversified Financial Services – 0.4%
Citigroup, Inc., 6.300%	48	1,285

Total Financials – 0.5%		1,690
Health Care

Pharmaceuticals – 2.8%
Allergan plc, Convertible Series A, 5.500%	6	5,253
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	7	5,327

		10,580

Total Health Care – 2.8%		10,580
Industrials

Environmental & Facilities Services – 0.6%
Stericycle, Inc., 5.250%	36	2,386

Total Industrials – 0.6%		2,386
Materials

Commodity Chemicals – 0.6%
A. Schulman, Inc., Convertible, 6.000%	3	2,134

Total Materials – 0.6%		2,134

Telecommunication Services

Integrated Telecommunication Services – 0.5%
Frontier Communications Corp., Convertible Series A, 11.125%	21	1,728

Total Telecommunication Services – 0.5%		1,728

TOTAL PREFERRED STOCKS – 5.8%		$21,625
(Cost: $24,458)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.4%
Under Armour, Inc.,
3.250%, 6–15–26	$1,600	1,612

Automobile Manufacturers – 0.3%
General Motors Co.,
6.600%, 4–1–36	790	952

Automotive Retail – 0.1%
AutoZone, Inc.,
3.125%, 4–21–26	350	358

Broadcasting – 0.0%
Discovery Communications LLC,
3.300%, 5–15–22	200	205

Cable & Satellite – 0.6%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
3.150%, 3–1–26	642	679
Pearson Funding Five plc,
3.250%, 5–8–23 (B)	300	294
Viacom, Inc.:
2.500%, 9–1–18	100	101
2.200%, 4–1–19	600	602
2.750%, 12–15–19	500	508

		2,184

General Merchandise Stores – 0.1%
Dollar General Corp.,
1.875%, 4–15–18	250	251

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	500	512

Hotels, Resorts & Cruise Lines – 0.1%
Hyatt Hotels Corp.,
3.375%, 7–15–23	200	206

Housewares & Specialties – 0.2%
Newell Rubbermaid, Inc.,
4.200%, 4–1–26	810	883

Publishing – 0.1%
Thomson Reuters Corp.,
3.350%, 5–15–26	245	252

Total Consumer Discretionary – 2.0%		7,415
Consumer Staples

Brewers – 0.2%
Molson Coors Brewing Co.,
3.000%, 7–15–26	175	176
SABMiller Holdings, Inc.,
2.200%, 8–1–18 (B)	500	507

		683

Distillers & Vintners – 0.1%
Beam, Inc.,
1.750%, 6–15–18	250	251

Food Distributors – 0.1%
Campbell Soup Co.,
2.500%, 8–2–22	300	307

Household Products – 0.1%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	250	257

Packaged Foods & Meats – 0.0%
Mead Johnson Nutrition Co.,
3.000%, 11–15–20	200	208

Personal Products – 0.1%
Estee Lauder Co., Inc. (The),
2.350%, 8–15–22	300	307

Soft Drinks – 0.3%
Coca-Cola Co. (The),
2.250%, 9–1–26	1,200	1,193

Tobacco – 0.1%
BAT International Finance plc,
2.750%, 6–15–20 (B)	600	622

Total Consumer Staples - 1.0%		3,828

Energy

Integrated Oil & Gas – 0.2%
Chevron Corp.,
2.954%, 5–16–26	700	724

Oil & Gas Equipment & Services – 0.2%
Newpark Resources, Inc., Convertible,
4.000%, 10–1–17	200	198
Schlumberger Holding Corp.,
2.350%, 12–21–18 (B)	500	509

		707

Oil & Gas Exploration & Production – 0.8%
BP Capital Markets plc (GTD by BP plc):
2.241%, 9–26–18	400	406
2.315%, 2–13–20	500	510
Hess Corp.,
4.300%, 4–1–27	1,200	1,210
Occidental Petroleum Corp.,
2.600%, 4–15–22	400	409
ONEOK Partners L.P.,
3.200%, 9–15–18	500	510

		3,045

Oil & Gas Storage & Transportation – 1.4%
Buckeye Partners L.P.,
2.650%, 11–15–18	400	404
Colorado Interstate Gas Co.,
4.150%, 8–15–26 (B)	600	595
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9–1–19	1,708	974
Kinder Morgan Energy Partners L.P.,
2.650%, 2–1–19	500	504
Plains All American Pipeline L.P. and PAA Finance Corp.,
4.650%, 10–15–25	500	520
Southern Natural Gas Co.,
5.900%, 4–1–17 (B)	1,000	1,021
Williams Partners L.P.,
3.600%, 3–15–22	1,000	1,017

		5,035

Total Energy – 2.6%		9,511
Financials

Asset Management & Custody Banks – 0.9%
Ares Capital Corp.:
4.875%, 11–30–18	1,200	1,253
3.875%, 1–15–20	1,950	2,017

		3,270

Consumer Finance – 0.9%
American Express Co.,
4.900%, 12–29–49	800	789
Capital One Bank USA N.A.:
2.150%, 11–21–18	500	505
2.250%, 2–13–19	500	506
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.700%, 5–9–23	175	178
Hyundai Capital America,
2.875%, 8–9–18(B)	250	255
Total System Services, Inc.,
2.375%, 6–1–18	1,100	1,109

		3,342

Diversified Banks – 6.3%
ABN AMRO Bank N.V.,
2.500%, 10–30–18 (B)	800	814
Australia & New Zealand Banking Group Ltd.,
4.400%, 5–19–26 (B)	1,050	1,115
Bank of America Corp.:
2.000%, 1–11–18	400	402
8.000%, 7–29–49	1,552	1,583
Bank of New York Mellon Corp. (The),
2.100%, 1–15–19	500	508
Bank of Nova Scotia (The):
1.450%, 4–25–18	500	501
2.050%, 10–30–18	200	202
Barclays plc,
5.200%, 5–12–26	700	721
BNP Paribas S.A.,
2.450%, 3–17–19	900	917
Commonwealth Bank of Australia,
2.250%, 3–13–19	700	711
DBS Group Holdings Ltd.,
2.246%, 7–16–19 (B)	1,000	1,017
HSBC Holdings plc,
3.400%, 3–8–21	625	646
ING Bank N.V.:
2.500%, 10–1–19 (B)	1,100	1,123
2.450%, 3–16–20 (B)	800	817
2.750%, 3–22–21 (B)	1,200	1,239
KeyBank N.A.,
2.500%, 12–15–19	500	513
Lloyds Bank plc (GTD by Lloyds Banking Group plc),
2.350%, 9–5–19	600	608
Mizuho Bank Ltd.,
2.650%, 9–25–19 (B)	1,300	1,327

Rabobank Capital Funding Trust III (GTD by Rabobank Nederland),
5.254%, 12–29–49 (B)	1,500	1,501
Royal Bank of Scotland Group plc (The),
7.640%, 3–29–49	800	776
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19 (B)	500	509
Societe Generale S.A.:
4.250%, 4–14–25 (B)	500	499
5.922%, 4–29–49 (B)	1,000	1,009
Standard Chartered plc,
2.250%, 4–17–20 (B)	1,400	1,400
Sumitomo Mitsui Banking Corp.,
2.450%, 1–16–20	600	611
U.S. Bancorp,
3.100%, 4–27–26	420	434
Wells Fargo & Co.,
7.980%, 3–29–49	940	982
Westpac Banking Corp.,
2.250%, 7–30–18	1,000	1,014

		23,499

Investment Banking & Brokerage – 1.1%
BGC Partners, Inc.,
5.375%, 12–9–19	500	532
Charles Schwab Corp. (The),
2.200%, 7–25–18	300	305
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20	500	502
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	450	460
2.625%, 1–31–19	500	510
2.600%, 4–23–20	400	407
Morgan Stanley:
2.125%, 4–25–18	500	504
2.650%, 1–27–20	850	869

		4,089

Life & Health Insurance – 0.7%
AIA Group Ltd.,
2.250%, 3–11–19 (B)	800	811
Citizens Financial Group, Inc.,
3.750%, 7–1–24	1,568	1,569
New York Life Global Funding,
1.550%, 11–2–18 (B)	100	100

		2,480

Multi-Line Insurance – 0.4%
American International Group, Inc.,
2.300%, 7–16–19	300	306
Aon plc (GTD by Aon Corp.),
2.800%, 3–15–21	500	513
Loews Corp.,
3.750%, 4–1–26	643	683

		1,502

Other Diversified Financial Services – 2.2%
Citigroup, Inc.:
5.800%, 11–29–49	1,400	1,409
5.950%, 12–29–49	1,400	1,428
Fidelity National Financial, Inc.,
6.600%, 5–15–17	300	308
Fidelity National Information Services, Inc.:
2.000%, 4–15–18	250	252
2.850%, 10–15–18	300	308
Fifth Street Finance Corp.,
4.875%, 3–1–19	1,300	1,328
JPMorgan Chase & Co.:
7.900%, 4–29–49	750	770
5.000%, 12–29–49	750	741
Moody’s Corp.,
2.750%, 7–15–19	250	257
PennantPark Investment Corp.,
4.500%, 10–1–19	1,000	997
Total Capital,
2.125%, 8–10–18	300	305

		8,103

Property & Casualty Insurance – 0.2%
Berkshire Hathaway Finance Corp.,
2.200%, 3–15–21	250	258
Hanover Insurance Group, Inc. (The),
4.500%, 4–15–26	560	582

		840

Regional Banks – 0.6%
PNC Bank N.A.:
2.200%, 1–28–19	750	762
3.250%, 6–1–25	650	685
SunTrust Banks, Inc.:
2.350%, 11–1–18	500	509
5.625%, 12–29–49	400	413

		2,369

Specialized Finance – 0.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
5.450%, 6–15–23 (B)	945	1,012
Intercontinental Exchange, Inc.,
2.500%, 10–15–18	100	102

		1,114

Total Financials – 13.6%		50,608
Health Care

Biotechnology – 0.4%
Amgen, Inc.:
2.200%, 5–22–19	500	509
2.125%, 5–1–20	1,000	1,015

		1,524

Health Care Equipment – 0.1%
Zimmer Holdings, Inc.,
2.700%, 4–1–20	350	357

Health Care Facilities – 0.3%
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (B)	1,200	1,281

Health Care Services – 0.4%
Quest Diagnostics, Inc.:
2.500%, 3–30–20	500	506
3.450%, 6–1–26	780	813

		1,319

Health Care Supplies – 0.6%
Cardinal Health, Inc.,
2.400%, 11–15–19	700	716
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.875%, 9–23–23	1,600	1,607

		2,323

Managed Health Care – 0.5%
Aetna, Inc.,
2.200%, 3–15–19	400	406
UnitedHealth Group, Inc.,
2.700%, 7–15–20	300	312
WellPoint, Inc.,
1.875%, 1–15–18	1,000	1,005

		1,723

Pharmaceuticals – 0.8%
AbbVie, Inc.,
3.200%, 5–14–26	490	497
Forest Laboratories, Inc.,
5.000%, 12–15–21 (B)	1,258	1,408
Perrigo Co. Ltd.,
2.300%, 11–8–18	945	948

		2,853

Total Health Care – 3.1%		11,380
Industrials

Aerospace & Defense – 0.7%
BAE Systems Holdings, Inc.,
2.850%, 12–15–20 (B)	400	409
Huntington Ingalls Industries, Inc.,
5.000%, 11–15–25 (B)	1,545	1,634
TransDigm, Inc. (GTD by TransDigm Group, Inc.),
6.000%, 7–15–22	470	496

		2,539

Airlines – 0.1%
Southwest Airlines Co.,
2.650%, 11–5–20	375	385

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	291	294

Trucking – 0.0%
Ryder System, Inc.,
2.450%, 11–15–18	100	102

Total Industrials – 0.9%		3,320
Information Technology

Data Processing & Outsourced Services – 0.1%
Fiserv, Inc.,
2.700%, 6–1–20	300	309

Electronic Equipment & Instruments – 0.1%
FLIR Systems, Inc.,
3.125%, 6–15–21	450	465

Semiconductor Equipment – 0.1%
Lam Research Corp.,
3.450%, 6–15–23	490	501

Semiconductors – 1.5%
Micron Technology, Inc.,
5.500%, 2–1–25	1,426	1,397
Micron Technology, Inc., Convertible,
3.000%, 11–15–43	4,750	4,222

		5,619

Systems Software – 0.3%
Oracle Corp.,
2.250%, 10–8–19	1,000	1,025

Total Information Technology – 2.1%		7,919
Materials

Construction Materials – 0.5%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (B)	2,060	1,931

Diversified Chemicals – 0.1%
Solvay Finance (America) LLC (GTD by Solvay S.A.),
3.400%, 12–3–20 (B)	250	262

Diversified Metals & Mining – 0.1%
Anglo American plc,
4.125%, 4–15–21 (B)	500	502

Specialty Chemicals – 0.1%
Albemarle Corp. (GTD by Albemarle Holdings Corp. and Albemarle Holdings II Corp.),
3.000%, 12–1–19	150	155
RPM International, Inc.,
3.450%, 11–15–22	250	256

		411

Total Materials – 0.8%		3,106
Real Estate

Specialized REITs – 0.2%
Crown Castle International Corp.:
5.250%, 1–15–23	200	227
3.700%, 6–15–26	350	365

		592

Total Real Estate – 0.2%		592
Telecommunication Services

Integrated Telecommunication Services – 0.6%
AT&T, Inc.:
2.300%, 3–11–19	1,200	1,220
4.125%, 2–17–26	980	1,060
Verizon Communications, Inc.,
2.625%, 2–21–20	107	110

		2,390

Wireless Telecommunication Service – 0.6%
American Tower Corp.:
2.250%, 1–15–22	1,200	1,197
4.700%, 3–15–22	195	217
3.375%, 10–15–26	455	461
Virgin Media Finance plc,
4.875%, 2–15–22	200	170

		2,045

Total Telecommunication Services – 1.2%		4,435
Utilities

Electric Utilities – 0.6%
Electricite de France S.A.,
2.150%, 1–22–19 (B)	500	507
Entergy Texas, Inc.,
2.550%, 6–1–21	325	335
Exelon Corp.,
2.450%, 4–15–21	480	490
Georgia Power Co.,
2.400%, 4–1–21	250	257
PPL Energy Supply LLC,
4.600%, 12–15–21	100	74
Southern Co. (The),
2.950%, 7–1–23	700	724

		2,387

Gas Utilities – 0.1%
Sempra Energy,
2.400%, 3–15–20	500	510

Independent Power Producers & Energy Traders – 0.4%
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19	1,500	1,346

Multi-Utilities – 0.2%
Dominion Resources, Inc.,
2.500%, 12–1–19	500	512
Public Service Electric and Gas Co.,
2.250%, 9–15–26	245	244

		756

Total Utilities – 1.3%		4,999

TOTAL CORPORATE DEBT SECURITIES – 28.8%		$107,113
(Cost: $105,549)

LOANS (C)
Industrials

Industrial Machinery – 0.2%
Dynacast International LLC,
9.500%, 1–30–23	800	780

Total Industrials – 0.2%		780

TOTAL LOANS – 0.2%		$780
(Cost: $786)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.4%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	14	15
5.000%, 1–1–18	8	8
5.000%, 5–1–18	7	7
4.500%, 7–1–18	147	151
6.500%, 10–1–28	100	114
6.500%, 2–1–29	48	55
7.500%, 4–1–31	55	63
7.000%, 7–1–31	61	72
7.000%, 9–1–31	123	146
6.500%, 2–1–32	249	289
7.000%, 2–1–32	155	183
7.000%, 3–1–32	58	70
7.000%, 7–1–32	95	110
5.500%, 5–1–33	60	68
5.500%, 6–1–33	61	70
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1997-A, Class 3-A,
8.293%, 12–15–26	43	51

		1,472

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.4%		$1,472
(Cost: $1,300)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.1%
U.S. Treasury Notes:
0.125%, 7–15–26	4,016	4,066
2.125%, 2–15–40	3,563	4,759
1.000%, 2–15–46	2,438	2,709

		11,534

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.1%		$11,534
(Cost: $11,255)

SHORT-TERM SECURITIES
Commercial Paper (D) – 7.0%
Kroger Co. (The),
0.630%, 10–3–16	7,892	7,891
Mondelez International, Inc.,
0.650%, 10–3–16	5,000	5,000
United Technologies Corp.,
0.850%, 11–16–16	3,000	2,997
Virginia Electric and Power Co.,
0.700%, 10–4–16	5,000	4,999
Wisconsin Gas LLC,
0.460%, 10–4–16	5,000	5,000

		25,887

Master Note – 0.8%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (E)	2,863	2,863

Municipal Obligations – 2.4%
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.770%, 10–7–16	4,000	4,000
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL,
0.850%, 10–7–16 (E)	5,000	5,000

		9,000

TOTAL SHORT-TERM SECURITIES – 10.2%		$37,750
(Cost: $37,751)

TOTAL INVESTMENT SECURITIES – 100.8%		$375,047
(Cost: $352,207)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8)%		(2,940)

NET ASSETS – 100.0%		$372,107

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $26,030 or 7.0% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.

(D)	Rate shown is the yield to maturity at September 30, 2016.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$194,773	$—	$—
Preferred Stocks	19,491	2,134	—
Corporate Debt Securities	—	107,113	—
Loans	—	—	780
United States Government Agency Obligations	—	1,472	—
United States Government Obligations	—	11,534	—
Short-Term Securities	—	37,750	—
Total	$214,264	$160,003	$780

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Conduit

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$352,207
Gross unrealized appreciation	35,120
Gross unrealized depreciation	(12,280)
Net unrealized appreciation	$22,840

SCHEDULE OF INVESTMENTS Bond (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
Air Canada Enhanced Equipment Trust Series 2015-2, Class AA,
3.750%, 12–15–27 (A)	$1,000	$1,060
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6–15–28	1,000	1,025
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016-1,
3.575%, 1–15–28	998	1,055
United Airlines Pass-Through Certificates, Series 2016-AA,
3.100%, 7–7–28	1,000	1,023

TOTAL ASSET-BACKED SECURITIES – 1.5%		$4,163
(Cost: $3,997)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Advertising – 0.4%
Omnicom Group, Inc.,
3.600%, 4–15–26	1,000	1,058

Automobile Manufacturers – 0.2%
BMW U.S. Capital LLC,
2.800%, 4–11–26 (A)	500	511

Cable & Satellite – 1.6%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
2.350%, 1–15–27	500	492
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
3.800%, 3–15–22	1,619	1,734
3.950%, 1–15–25	815	866
Time Warner, Inc. (GTD by Historic TW, Inc.),
2.950%, 7–15–26	1,500	1,519

		4,611

Education Services – 0.2%
University of Southern California,
3.028%, 10–1–39	500	497

Footwear – 0.8%
NIKE, Inc.,
3.875%, 11–1–45	2,000	2,198

Homebuilding – 0.4%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,055	1,081

Hotels, Resorts & Cruise Lines – 0.4%
Marriott International, Inc., Series R,
3.125%, 6–15–26	1,000	1,011

Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc.,
4.800%, 12–5–34	370	436

Movies & Entertainment – 0.8%
Walt Disney Co. (The),
4.125%, 6–1–44	2,000	2,262

Publishing – 0.2%
Thomson Reuters Corp.,
3.350%, 5–15–26	500	514

Total Consumer Discretionary – 5.1%		14,179
Consumer Staples

Brewers – 0.3%
Molson Coors Brewing Co.:
3.000%, 7–15–26	500	504
4.200%, 7–15–46	500	522

		1,026

Drug Retail – 0.4%
CVS Health Corp.:
2.800%, 7–20–20	75	78
2.125%, 6–1–21	450	454
Walgreens Boots Alliance, Inc.,
3.100%, 6–1–23	500	516

		1,048

Food Distributors – 0.4%
Sysco Corp.,
3.300%, 7–15–26	1,000	1,037

Food Retail – 0.9%
Kroger Co. (The),
6.800%, 12–15–18	2,245	2,508

Household Products – 1.8%
Kimberly-Clark Corp.:
2.750%, 2–15–26	1,000	1,040
3.200%, 7–30–46	2,000	1,972
Procter & Gamble Co. (The),
2.700%, 2–2–26	2,000	2,104

		5,116

Packaged Foods & Meats – 2.3%
General Mills, Inc.,
1.400%, 10–20–17	700	702
Hershey Co. (The),
2.300%, 8–15–26	1,500	1,487
Kraft Heinz Foods Co.:
3.000%, 6–1–26	1,000	1,009
4.375%, 6–1–46	2,000	2,121
Mead Johnson Nutrition Co.,
4.125%, 11–15–25	1,000	1,085

		6,404

Soft Drinks – 2.0%
Coca-Cola Co. (The):
1.550%, 9–1–21	1,500	1,494
2.875%, 10–27–25	2,000	2,108
2.250%, 9–1–26	1,000	994
PepsiCo, Inc.,
2.850%, 2–24–26	1,000	1,049

		5,645

Total Consumer Staples – 8.1%		22,784
Energy

Oil & Gas Equipment & Services – 0.8%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	2,000	2,218

Oil & Gas Exploration & Production – 2.1%
BP Capital Markets plc (GTD by BP plc),
1.674%, 2–13–18	500	502
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11–15–34	850	850
EQT Corp.,
8.125%, 6–1–19	3,494	3,994
Occidental Petroleum Corp.,
3.400%, 4–15–26	500	529

		5,875

Oil & Gas Storage & Transportation – 1.7%
Colorado Interstate Gas Co.,
4.150%, 8–15–26 (A)	1,000	992
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.600%, 11–1–24	1,031	1,003
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4–1–21	500	536
Tennessee Gas Pipeline Co.,
7.000%, 3–15–27	2,000	2,397

		4,928

Total Energy – 4.6%		13,021
Financials

Asset Management & Custody Banks – 1.9%
Ares Capital Corp.,
3.875%, 1–15–20	2,780	2,875
Legg Mason, Inc.,
4.750%, 3–15–26	1,500	1,622
State Street Corp.,
2.650%, 5–19–26	1,000	1,012

		5,509

Consumer Finance – 2.7%
American Express Credit Corp.,
1.875%, 11–5–18	1,000	1,008
Capital One Financial Corp.:
4.200%, 10–29–25	1,500	1,566
3.750%, 7–28–26	1,000	1,006
Discover Financial Services,
3.950%, 11–6–24	1,500	1,536
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.500%, 7–10–19	800	824
4.200%, 3–1–21	1,000	1,053
3.200%, 7–6–21	500	506

		7,499

Diversified Banks – 5.4%
Bank of America Corp.:
6.000%, 9–1–17	1,000	1,040
2.625%, 4–19–21	1,000	1,016
4.200%, 8–26–24	500	529
3.875%, 8–1–25	500	535
Bank of New York Mellon Corp. (The),
2.200%, 8–16–23	1,000	997
Bank of Nova Scotia (The),
1.250%, 4–11–17	1,000	1,000
BB&T Corp.,
2.050%, 5–10–21	1,000	1,011
Commonwealth Bank of Australia,
2.000%, 9–6–21 (A)	1,500	1,498
Fifth Third Bank N.A.,
2.250%, 6–14–21	500	508
Huntington Bancshares, Inc.,
2.300%, 1–14–22	1,000	996
Sumitomo Mitsui Financial Group, Inc.,
2.058%, 7–14–21	1,000	992
U.S. Bancorp,
3.100%, 4–27–26	1,000	1,034
U.S. Bank N.A.,
1.350%, 1–26–18	2,000	2,003
Wells Fargo & Co.,
2.100%, 7–26–21	1,000	997
Westpac Banking Corp.,
2.000%, 8–19–21	1,000	999

		15,155

Investment Banking & Brokerage – 3.7%
Credit Suisse Group Funding (Guernsey) Ltd.,
3.125%, 12–10–20	1,500	1,520
Goldman Sachs Group, Inc. (The):
2.625%, 4–25–21	1,500	1,525
2.350%, 11–15–21	1,000	998
4.250%, 10–21–25	2,500	2,632
3.750%, 2–25–26	1,000	1,051
Morgan Stanley,
3.875%, 1–27–26	2,500	2,659

		10,385

Life & Health Insurance – 0.3%
Principal Life Global Funding II,
3.000%, 4–18–26 (A)	1,000	1,017

Other Diversified Financial Services – 4.7%
Citigroup, Inc.:
2.700%, 3–30–21	1,000	1,022
4.450%, 9–29–27	3,000	3,142
JPMorgan Chase & Co.:
2.000%, 8–15–17	1,000	1,006
2.295%, 8–15–21	1,000	1,002
2.700%, 5–18–23	1,000	1,011
4.950%, 6–1–45	1,000	1,123
TIAA Asset Management Finance Co. LLC,
4.125%, 11–1–24 (A)	2,400	2,531
USAA Capital Corp.,
2.450%, 8–1–20 (A)	2,360	2,427

		13,264

Property & Casualty Insurance – 0.6%
Berkshire Hathaway, Inc.,
3.125%, 3–15–26	1,500	1,579

Regional Banks – 0.5%
PNC Bank N.A.:
2.450%, 11–5–20	264	270
3.300%, 10–30–24	1,000	1,062

		1,332

Specialized Finance – 0.6%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6–15–21 (A)	500	523
5.450%, 6–15–23 (A)	500	535
8.100%, 7–15–36 (A)	500	589

		1,647

Total Financials – 20.4%		57,387
Health Care

Biotechnology – 0.7%
Amgen, Inc.,
1.250%, 5–22–17	1,955	1,956

Health Care Services – 0.5%
Quest Diagnostics, Inc.,
3.450%, 6–1–26	1,500	1,564

Health Care Supplies – 1.8%
Express Scripts Holding Co.,
3.000%, 7–15–23	1,000	1,016
Medtronic, Inc.,
4.375%, 3–15–35	1,752	1,989
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.400%, 9–23–21	2,000	2,006

		5,011

Pharmaceuticals – 0.9%
AbbVie, Inc.,
4.500%, 5–14–35	1,400	1,495
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc),
3.500%, 3–15–21	1,000	1,034

		2,529

Total Health Care – 3.9%		11,060

Industrials

Aerospace & Defense – 1.7%
BAE Systems Finance, Inc.,
7.500%, 7–1–27 (A)	1,522	2,074
BAE Systems Holdings, Inc.,
4.750%, 10–7–44 (A)	1,000	1,109
Boeing Co. (The),
1.650%, 10–30–20	500	504
General Dynamics Corp.,
1.875%, 8–15–23	1,000	992

		4,679

Air Freight & Logistics – 0.8%
FedEx Corp.:
3.250%, 4–1–26	1,000	1,056
4.750%, 11–15–45	1,000	1,141

		2,197

Airlines – 1.1%
Norwegian Air Shuttle 2016-1, Class A,
4.875%, 5–10–28 (A)	1,000	995
Southwest Airlines Co.,
5.125%, 3–1–17	1,180	1,198
Sydney Airport Finance,
3.625%, 4–28–26 (A)	1,000	1,039

		3,232

Building Products – 0.8%
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 12–15–21	2,375	2,428

Environmental & Facilities Services – 1.0%
Republic Services, Inc.,
3.800%, 5–15–18	1,000	1,039
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
2.400%, 5–15–23	1,000	1,012
7.100%, 8–1–26	565	764

		2,815

Industrial Conglomerates – 0.2%
Fortive Corp. (GTD by Danaher Corp.),
3.150%, 6–15–26 (A)	500	515

Railroads – 0.4%
Burlington Northern Santa Fe LLC,
3.400%, 9–1–24	1,000	1,077

Trading Companies & Distributors – 0.4%
HD Supply, Inc.,
5.250%, 12–15–21 (A)	1,007	1,065

Total Industrials – 6.4%		18,008
Information Technology

Data Processing & Outsourced Services – 2.4%
Alliance Data Systems Corp.,
5.250%, 12–1–17 (A)	4,500	4,590
Visa, Inc.:
2.800%, 12–14–22	1,000	1,048
3.150%, 12–14–25	1,000	1,057

		6,695

Home Entertainment Software – 0.4%
Activision Blizzard, Inc.,
2.300%, 9–15–21 (A)	1,000	1,003

Internet Software & Services – 1.1%
Alphabet, Inc.,
3.375%, 2–25–24	2,950	3,232

Semiconductors – 0.7%
Intel Corp.,
3.100%, 7–29–22	1,000	1,068
Micron Technology, Inc.,
7.500%, 9–15–23 (A)	713	792

		1,860

Systems Software – 1.3%
CA, Inc.,
5.375%, 12–1–19	1,080	1,193
Microsoft Corp.:
2.650%, 11–3–22	2,000	2,086
2.000%, 8–8–23	500	499

		3,778

Total Information Technology – 5.9%		16,568
Materials

Diversified Metals & Mining – 0.4%
Glencore Funding LLC,
3.125%, 4–29–19 (A)	1,000	1,004

Paper Packaging – 0.4%
Amcor Finance USA, Inc.,
3.625%, 4–28–26 (A)	1,000	1,033

Specialty Chemicals – 0.5%
Methanex Corp.,
5.250%, 3–1–22	1,404	1,450

Total Materials – 1.3%		3,487

Real Estate

Health Care REITs – 0.5%
Health Care REIT, Inc.,
4.000%, 6–1–25	1,300	1,379

Industrial REITs – 0.2%
Aircastle Ltd.,
5.500%, 2–15–22	598	645

Specialized REITs – 0.6%
Crown Castle International Corp.:
2.250%, 9–1–21	500	500
5.250%, 1–15–23	1,027	1,163

		1,663

Total Real Estate – 1.3%		3,687
Telecommunication Services

Integrated Telecommunication Services – 2.3%
AT&T, Inc.:
3.600%, 2–17–23	500	527
5.650%, 2–15–47	1,000	1,184
Telefonos de Mexico S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.),
5.500%, 11–15–19	1,500	1,663
Verizon Communications, Inc.:
5.150%, 9–15–23	1,500	1,746
2.625%, 8–15–26	1,500	1,472

		6,592

Wireless Telecommunication Service – 1.5%
American Tower Corp.:
4.400%, 2–15–26	1,000	1,096
3.125%, 1–15–27	2,000	1,992
Crown Castle Towers LLC,
3.663%, 5–15–25 (A)	1,000	1,054

		4,142

Total Telecommunication Services – 3.8%		10,734
Utilities

Electric Utilities – 1.9%
Commonwealth Edison Co.,
3.650%, 6–15–46	500	515
Edison International,
2.950%, 3–15–23	2,000	2,066
Kansas City Power & Light Co.,
6.375%, 3–1–18	1,500	1,601
Sierra Pacific Power Co.,
2.600%, 5–1–26 (A)	1,000	1,014

		5,196

Multi-Utilities – 2.4%
Duke Energy Carolinas LLC,
3.750%, 6–1–45	3,000	3,138
Duke Energy Indiana LLC,
3.750%, 5–15–46	1,000	1,039
NorthWestern Corp.,
6.340%, 4–1–19	2,400	2,672

		6,849

Water Utilities – 0.8%
California Water Service Co.,
5.875%, 5–1–19	2,000	2,199

Total Utilities – 5.1%		14,244

TOTAL CORPORATE DEBT SECURITIES – 65.9%		$185,159
(Cost: $178,261)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.2%
MASTR Adjustable Rate Mortgage Trust 2005-1,
2.743%, 3–25–35 (B)	1,315	415
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
3.027%, 2–25–34 (B)	196	14
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
2.919%, 3–25–34 (B)	377	17

		446

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$446
(Cost: $1,886)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 1.0%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A,
4.285%, 12–15–18	2,500	2,671

New York – 1.8%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	3,600	5,147

Ohio – 0.8%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A,
3.798%, 12–1–46	2,000	2,209

Pennsylvania – 0.3%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable – Build America Bonds),
4.750%, 7–15–22	750	830

TOTAL MUNICIPAL BONDS – TAXABLE – 3.9%		$10,857
(Cost: $8,943)

OTHER GOVERNMENT SECURITIES (C)
Canada – 1.2%
Province de Quebec,
7.140%, 2–27–26	2,500	3,426

TOTAL OTHER GOVERNMENT SECURITIES – 1.2%		$3,426
(Cost: $2,781)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 21.7%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 6–15–26	3,998	4,299
4.000%, 11–15–36	818	861
4.500%, 9–15–37	136	137
4.500%, 8–15–39	648	669
5.045%, 7–25–44 (A)(B)	2,200	2,299
4.490%, 12–25–44 (A)(B)	5,000	5,455
4.400%, 1–25–45 (A)(B)	3,000	3,261
4.005%, 5–25–45 (A)(B)	1,000	1,067
3.782%, 10–25–45 (A)(B)	2,000	2,099
3.622%, 11–25–45 (A)(B)	2,500	2,620
4.752%, 11–25–46 (A)(B)	2,055	2,265
4.436%, 7–25–48 (A)(B)	2,350	2,397
4.572%, 12–25–48 (A)(B)	1,000	1,077
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.000%, 8–1–28	3,533	3,717
3.500%, 10–1–28	4,175	4,417
3.000%, 1–1–33	697	740
Federal National Mortgage Association Agency REMIC/CMO:
2.717%, 2–25–22	780	816
2.640%, 6–1–22	1,467	1,538
3.000%, 2–25–25	3,130	3,277
2.390%, 6–1–25	1,338	1,381
5.500%, 11–25–36 (D)	982	170
4.500%, 6–25–40	431	461
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.514%, 12–1–19	6,585	7,105
5.500%, 10–1–21	708	748
2.759%, 4–1–22	1,603	1,687
6.000%, 7–1–22	565	613
6.000%, 9–1–22	925	1,000
2.705%, 4–1–23	662	699
5.500%, 2–1–35	708	817
Government National Mortgage Association Agency REMIC/CMO:
2.000%, 3–16–42	3,400	3,393
0.009%, 6–17–45 (B)(D)	24	—	*

		61,085

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 21.7%		$61,085
(Cost: $60,548)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 1.3%
U.S. Treasury Bonds:
3.000%, 11–15–44	2,244	2,567
2.500%, 5–15–46	500	519
U.S. Treasury Notes,
1.250%, 7–31–23	500	495

		3,581

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.3%		$3,581
(Cost: $3,509)

SHORT-TERM SECURITIES
Commercial Paper (E) – 1.2%
J.M. Smucker Co. (The),
0.700%, 10–3–16	3,540	3,540

Master Note – 0.7%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (F)	1,884	1,884

TOTAL SHORT-TERM SECURITIES – 1.9%		$5,424
(Cost: $5,424)

TOTAL INVESTMENT SECURITIES – 97.6%		$274,141
(Cost: $265,349)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.4%		6,622

NET ASSETS – 100.0%		$280,763

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $56,657 or 20.2% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.

(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(E)	Rate shown is the yield to maturity at September 30, 2016.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$4,163	$—
Corporate Debt Securities	—	185,159	—
Mortgage-Backed Securities	—	446	—
Municipal Bonds	—	10,857	—
Other Government Securities	—	3,426	—
United States Government Agency Obligations	—	61,085	—
United States Government Obligations	—	3,581	—
Short-Term Securities	—	5,424	—
Total	$—	$274,141	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$265,349
Gross unrealized appreciation	11,273
Gross unrealized depreciation	(2,481)
Net unrealized appreciation	$8,792

SCHEDULE OF INVESTMENTS Core Equity (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 3.5%
Johnson Controls, Inc.	181	$8,405
Magna International, Inc.	159	6,820

		15,225

Broadcasting – 1.2%
CBS Corp., Class B	95	5,222

Cable & Satellite – 2.4%
Comcast Corp., Class A	155	10,283

Home Improvement Retail – 1.3%
Home Depot, Inc. (The)	45	5,748

Housewares & Specialties – 1.9%
Newell Rubbermaid, Inc.	161	8,457

Internet & Direct Marketing Retail – 2.7%
Amazon.com, Inc. (A)	14	11,757

Movies & Entertainment – 1.5%
Twenty-First Century Fox, Inc., Class A	264	6,382

Restaurants – 1.0%
Chipotle Mexican Grill, Inc., Class A (A)	10	4,362

Total Consumer Discretionary – 15.5%		67,436
Consumer Staples

Brewers – 2.8%
Molson Coors Brewing Co., Class B	109	11,968

Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corp.	33	5,028

Packaged Foods & Meats – 5.6%
Kellogg Co.	79	6,120
Kraft Foods Group, Inc.	138	12,388
Mead Johnson Nutrition Co.	77	6,076

		24,584

Tobacco – 3.5%
Philip Morris International, Inc.	158	15,387

Total Consumer Staples – 13.1%		56,967
Energy

Oil & Gas Drilling – 1.2%
Helmerich & Payne, Inc.	79	5,324

Oil & Gas Equipment & Services – 3.1%
Halliburton Co.	302	13,556

Oil & Gas Exploration & Production – 6.9%
Cabot Oil & Gas Corp.	316	8,148
Cimarex Energy Co.	91	12,245
EOG Resources, Inc.	97	9,352

		29,745

Total Energy – 11.2%		48,625
Financials

Financial Exchanges & Data – 2.1%
CME Group, Inc.	89	9,281

Multi-Line Insurance – 2.3%
American International Group, Inc.	169	10,035

Other Diversified Financial Services – 2.3%
JPMorgan Chase & Co.	150	10,015

Total Financials – 6.7%		29,331
Health Care

Biotechnology – 4.6%
Alexion Pharmaceuticals, Inc. (A)	65	7,927
Shire Pharmaceuticals Group plc ADR	63	12,186

		20,113

Health Care Facilities – 1.9%
HCA Holdings, Inc. (A)	108	8,168

Pharmaceuticals – 5.5%
Allergan plc (A)	46	10,570
Bristol-Myers Squibb Co.	87	4,670
Teva Pharmaceutical Industries Ltd. ADR	194	8,916

		24,156

Total Health Care – 12.0%		52,437

Industrials

Aerospace & Defense – 1.3%
Rockwell Collins, Inc.	66	5,524

Railroads – 6.5%
Canadian Pacific Railway Ltd.	44	6,679
Kansas City Southern	91	8,492
Union Pacific Corp.	135	13,140

		28,311

Trucking – 1.1%
J.B. Hunt Transport Services, Inc.	60	4,885

Total Industrials – 8.9%		38,720
Information Technology

Application Software – 2.8%
Adobe Systems, Inc. (A)	112	12,113

Data Processing & Outsourced Services – 4.8%
MasterCard, Inc., Class A	103	10,527
Visa, Inc., Class A	125	10,354

		20,881

Internet Software & Services – 4.9%
Alibaba Group Holding Ltd. ADR (A)	95	10,008
Facebook, Inc., Class A (A)	90	11,493

		21,501

Semiconductor Equipment – 2.8%
Applied Materials, Inc.	397	11,957

Semiconductors – 5.2%
Analog Devices, Inc.	142	9,133
NXP Semiconductors N.V. (A)	132	13,426

		22,559

Systems Software – 3.5%
Microsoft Corp.	267	15,368

Total Information Technology – 24.0%		104,379
Materials

Industrial Gases – 1.1%
Air Products and Chemicals, Inc.	31	4,706

Specialty Chemicals – 1.3%
Sherwin-Williams Co. (The)	20	5,616

Total Materials – 2.4%		10,322
Real Estate

Specialized REITs – 4.0%
American Tower Corp., Class A	107	12,081
Crown Castle International Corp.	55	5,200

		17,281

Total Real Estate – 4.0%		17,281
Telecommunication Services

Alternative Carriers – 1.6%
Level 3 Communications, Inc. (A)	156	7,212

Total Telecommunication Services – 1.6%		7,212

TOTAL COMMON STOCKS – 99.4%		$432,710
(Cost: $398,572)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.5%
St. Jude Medical, Inc.,
0.700%, 10–3–16	$1,924	1,924

Master Note – 0.5%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (C)	2,331	2,331

TOTAL SHORT-TERM SECURITIES – 1.0%		$4,255
(Cost: $4,255)

TOTAL INVESTMENT SECURITIES – 100.4%		$436,965
(Cost: $402,827)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(1,817)

NET ASSETS – 100.0%		$435,148

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$432,710	$—	$—
Short-Term Securities	—	4,255	—
Total	$432,710	$4,255	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$402,827
Gross unrealized appreciation	53,353
Gross unrealized depreciation	(19,215)
Net unrealized appreciation	$34,138

SCHEDULE OF INVESTMENTS Dividend Opportunities (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Advertising – 1.6%
Omnicom Group, Inc.	91	$7,705

Apparel Retail – 0.6%
Limited Brands, Inc.	45	3,156

Cable & Satellite – 2.5%
Comcast Corp., Class A	188	12,499

Casinos & Gaming – 0.6%
International Game Technology plc	128	3,117

Home Improvement Retail – 1.7%
Home Depot, Inc. (The)	67	8,634

Housewares & Specialties – 1.6%
Newell Rubbermaid, Inc.	149	7,839

Restaurants – 1.6%
McDonalds Corp.	71	8,202

Total Consumer Discretionary – 10.2%		51,152
Consumer Staples

Brewers – 1.6%
Anheuser-Busch InBev S.A. ADR	62	8,206

Drug Retail – 1.7%
CVS Caremark Corp.	95	8,441

Packaged Foods & Meats – 1.8%
Unilever plc (A)	185	8,770

Tobacco – 2.6%
Philip Morris International, Inc.	135	13,096

Total Consumer Staples – 7.7%		38,513
Energy

Integrated Oil & Gas – 4.8%
Chevron Corp.	127	13,055
Suncor Energy, Inc.	393	10,926

		23,981

Oil & Gas Exploration & Production – 1.9%
Noble Energy, Inc.	260	9,282

Oil & Gas Storage & Transportation – 2.6%
Enterprise Products Partners L.P.	427	11,784
Noble Midstream Partners L.P. (B)	52	1,443

		13,227

Total Energy – 9.3%		46,490
Financials

Diversified Banks – 1.0%
Wells Fargo & Co.	109	4,842

Investment Banking & Brokerage – 0.9%
Morgan Stanley	142	4,553

Multi-Line Insurance – 2.2%
American International Group, Inc.	183	10,859

Other Diversified Financial Services – 3.8%
JPMorgan Chase & Co.	290	19,295

Property & Casualty Insurance – 1.8%
ACE Ltd.	71	8,871

Regional Banks – 1.3%
KeyCorp	407	4,950
PNC Financial Services Group, Inc. (The)	17	1,541

		6,491

Total Financials – 11.0%		54,911
Health Care

Health Care Equipment – 2.1%
Medtronic plc	122	10,517

Managed Health Care – 1.8%
Anthem, Inc.	71	8,935

Pharmaceuticals – 8.9%
Bristol-Myers Squibb Co.	78	4,221
Pfizer, Inc.	677	22,932
Teva Pharmaceutical Industries Ltd. ADR	376	17,300

		44,453

Total Health Care – 12.8%		63,905
Industrials

Aerospace & Defense – 3.9%
BAE Systems plc (A)	945	6,417
Boeing Co. (The)	31	4,124
Honeywell International, Inc.	79	9,228

		19,769

Construction Machinery & Heavy Trucks – 1.1%
PACCAR, Inc.	98	5,746

Industrial Conglomerates – 2.5%
General Electric Co.	416	12,320

Industrial Machinery – 1.1%
Eaton Corp.	81	5,306

Railroads – 2.2%
Union Pacific Corp.	112	10,937

Research & Consulting Services – 1.1%
Nielsen Holdings plc	101	5,397

Total Industrials – 11.9%		59,475
Information Technology

Communications Equipment – 4.0%
Harris Corp.	117	10,737
Nokia Corp., Series A ADR	1,600	9,264

		20,001

Data Processing & Outsourced Services – 0.9%
Paychex, Inc.	84	4,852

Semiconductor Equipment – 1.3%
Applied Materials, Inc.	212	6,399

Semiconductors – 4.2%
Analog Devices, Inc.	167	10,773
Cypress Semiconductor Corp.	841	10,231

		21,004

Systems Software – 4.3%
Microsoft Corp.	375	21,612

Total Information Technology – 14.7%		73,868
Materials

Diversified Chemicals – 2.8%
Dow Chemical Co. (The)	95	4,916
PPG Industries, Inc.	91	9,380

		14,296

Industrial Gases – 1.7%
Air Products and Chemicals, Inc.	57	8,558

Paper Packaging – 1.7%
International Paper Co.	176	8,421

Total Materials – 6.2%		31,275
Real Estate

Industrial REITs – 1.0%
ProLogis	95	5,084

Specialized REITs – 3.7%
Communications Sales & Leasing, Inc.	150	4,698
Crown Castle International Corp.	110	10,353
Life Storage, Inc.	40	3,589

		18,640

Total Real Estate – 4.7%		23,724
Utilities

Electric Utilities – 2.0%
Exelon Corp.	217	7,232
PPL Corp.	85	2,952

		10,184

Total Utilities – 2.0%		10,184

TOTAL COMMON STOCKS – 90.5%		$453,497
(Cost: $401,538)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 7.8%
Kellogg Co.,
0.780%, 10–14–16	$4,000	3,999
Kroger Co. (The),
0.630%, 10–3–16	8,000	7,999
NBCUniversal Enterprise, Inc.:
0.790%, 10–17–16	5,000	4,998
0.790%, 10–19–16	5,000	4,998
0.830%, 11–9–16	6,000	5,994
Wisconsin Electric Power Co.:
0.450%, 10–3–16	6,854	6,854
0.480%, 10–5–16	4,000	4,000

		38,842

Master Note – 0.4%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (D)	2,208	2,208

Municipal Obligations – 1.0%
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.770%, 10–7–16	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 9.2%		$46,050
(Cost: $46,053)

TOTAL INVESTMENT SECURITIES – 99.7%		$499,547
(Cost: $447,591)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,459

NET ASSETS – 100.0%		$501,006

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$453,497	$—	$—
Short-Term Securities	—	46,050	—
Total	$453,497	$46,050	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$447,591
Gross unrealized appreciation	58,386
Gross unrealized depreciation	(6,430)
Net unrealized appreciation	$51,956

SCHEDULE OF INVESTMENTS Energy (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 4.9%
Chevron Corp.	15	$1,503
Exxon Mobil Corp.	42	3,688
Royal Dutch Shell plc, Class A (A)	61	1,520
Suncor Energy, Inc.	57	1,590

		8,301

Oil & Gas Drilling – 2.4%
Patterson-UTI Energy, Inc.	183	4,082

Oil & Gas Equipment & Services – 25.6%
Baker Hughes, Inc.	112	5,645
Core Laboratories N.V.	32	3,628
FMC Technologies, Inc. (B)	28	829
Forum Energy Technologies, Inc. (B)	196	3,895
Halliburton Co.	162	7,282
RPC, Inc. (B)	210	3,522
Schlumberger Ltd.	99	7,762
Superior Energy Services, Inc.	242	4,339
U.S. Silica Holdings, Inc.	148	6,868

		43,770

Oil & Gas Exploration & Production – 52.4%
Anadarko Petroleum Corp.	106	6,684
Cimarex Energy Co.	50	6,685
Concho Resources, Inc. (B)	45	6,174
Continental Resources, Inc. (B)	154	7,976
Devon Energy Corp.	58	2,541
Diamondback Energy, Inc. (B)	46	4,479
EOG Resources, Inc.	70	6,775
Gulfport Energy Corp. (B)	66	1,862
Laredo Petroleum Holdings, Inc. (B)	233	2,999
Marathon Oil Corp.	230	3,635
Newfield Exploration Co. (B)	147	6,404
Noble Energy, Inc.	23	813
Oasis Petroleum LLC (B)	397	4,552
Parsley Energy, Inc., Class A (B)	226	7,569
Pioneer Natural Resources Co.	40	7,389
Range Resources Corp.	51	1,967
RSP Permian, Inc. (B)	136	5,291
Whiting Petroleum Corp. (B)	344	3,007
WPX Energy, Inc. (B)	199	2,629

		89,431

Oil & Gas Refining & Marketing – 2.0%
Marathon Petroleum Corp.	17	702
MPLX L.P.	55	1,875
Phillips 66	10	841

		3,418

Oil & Gas Storage & Transportation – 6.1%
Enbridge, Inc.	38	1,678
Enterprise Products Partners L.P.	91	2,519
Phillips 66 Partners L.P.	38	1,857
Shell Midstream Partners L.P.	22	699

Tallgrass Energy GP L.P., Class A	128	3,080
Valero Energy Partners L.P.	13	546

		10,379

Total Energy – 93.4%		159,381
Information Technology

Data Processing & Outsourced Services – 1.6%
Wright Express Corp. (B)	25	2,681

Total Information Technology – 1.6%		2,681
Materials

Specialty Chemicals – 1.9%
Flotek Industries, Inc. (B)(C)	44	639
Flotek Industries, Inc. (B)	176	2,552

		3,191

Total Materials – 1.9%		3,191

TOTAL COMMON STOCKS – 96.9%		$165,253
(Cost: $145,024)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 2.4%
Wisconsin Electric Power Co.,
0.450%, 10–3–16	$4,017	4,017

Master Note – 0.7%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (E)	1,230	1,230

TOTAL SHORT-TERM SECURITIES – 3.1%		$5,247
(Cost: $5,247)

TOTAL INVESTMENT SECURITIES – 100.0%		$170,500
(Cost: $150,271)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		30

NET ASSETS – 100.0%		$170,530

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $639 or 0.4% of net assets.

(D)	Rate shown is the yield to maturity at September 30, 2016.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$165,253	$—	$—
Short-Term Securities	—	5,247	—
Total	$165,253	$5,247	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$150,271
Gross unrealized appreciation	27,010
Gross unrealized depreciation	(6,781)
Net unrealized appreciation	$20,229

SCHEDULE OF INVESTMENTS Global Bond (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Brazil

Utilities – 0.6%
Alupar Investimento S.A.	12	$58
Transmissora Alianca de Energia Eletrica S.A.	10	65

		123

Total Brazil – 0.6%		$123
Chile

Utilities – 0.1%
Aguas Andinas S.A.	34	22

Total Chile – 0.1%		$22
Panama

Financials – 1.0%
Banco Latinoamericano de Comercio Exterior S.A.	8	225

Total Panama – 1.0%		$225
United Kingdom

Energy – 0.6%
Royal Dutch Shell plc, Class A	5	116
Seadrill Partners LLC	4	13

		129

Total United Kingdom – 0.6%		$129
United States

Information Technology – 0.7%
Intel Corp.	4	155

Utilities – 0.6%
PPL Corp.	4	125

Total United States – 1.3%		$280

TOTAL COMMON STOCKS – 3.6%		$779
(Cost: $852)

CORPORATE DEBT SECURITIES	Principal
Argentina

Energy – 0.9%
Pan American Energy LLC
7.875%, 5–7–21	$100	107
YPF Sociedad Anonima
8.875%, 12–19–18 (A)	80	89

		196

Industrials – 0.2%
Aeropuertos Argentina 2000 S.A.
10.750%, 12–1–20 (A)	35	37

Total Argentina – 1.1%		$233
Bahrain

Financials – 1.2%
HDFC Bank Ltd.
3.000%, 3–6–18	250	253

Total Bahrain – 1.2%		$253
Brazil

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12–12–16 (A)(B)	15	—	*

Financials – 0.0%
Banco Cruzeiro do Sul S.A.
7.000%, 7–8–13 (B)	96	2

Industrials – 1.2%
Embraer Overseas Ltd.
6.375%, 1–24–17	225	227
Odebrecht Drilling Norbe VII/IX Ltd.
6.350%, 6–30–21 (A)	94	29

		256

Materials – 1.4%
Suzano Trading Ltd.
5.875%, 1–23–21 (A)	200	209
Vale Overseas Ltd.:
4.625%, 9–15–20	50	51
6.250%, 8–10–26	50	52

		312

Total Brazil – 2.6%		$570
British Virgin Islands

Energy – 0.4%
QGOG Atlantic/Alaskan Rigs Ltd.
5.250%, 7–30–18 (A)	115	99

Financials – 1.4%
Horsepower Finance Ltd.
2.100%, 3–3–17	300	301

Total British Virgin Islands – 1.8%		$400
Canada

Financials – 0.5%
Bank of Montreal
1.800%, 7–31–18	100	101

Total Canada – 0.5%		$101

Cayman Islands

Financials – 0.9%
Banco Bradesco S.A.
4.500%, 1–12–17 (A)		200	201

Telecommunication Services – 1.0%
Sable International Finance Ltd.
6.875%, 8–1–22 (A)		200	208

Total Cayman Islands – 1.9%			$409
Chile

Industrials – 2.0%
Guanay Finance Ltd.
6.000%, 12–15–20 (A)		218	222
LATAM Airlines Group S.A.
7.250%, 6–9–20 (A)		200	205

			427

Materials – 1.8%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18(A)		175	179
4.375%, 5–15–23(A)		200	209

			388

Total Chile – 3.8%			$815
China

Information Technology – 2.3%
Alibaba Group Holding Ltd.
1.625%, 11–28–17		500	501

Total China – 2.3%			$501
Columbia

Energy – 0.4%
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (C)	COP	274,000	92

Financials – 0.9%
Banco de Bogota S.A.
5.000%, 1–15–17 (A)		$200	201

Utilities – 0.5%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (C)	COP	302,000	104

Total Columbia – 1.8%			$397
France

Financials – 0.5%
Societe Generale S.A.
5.922%, 4–29–49 (A)		$100	101

Total France – 0.5%			$101
Hong Kong

Telecommunication Services – 0.9%
Hutchison Whampoa Ltd.
1.625%, 10–31–17 (A)		200	200

Total Hong Kong – 0.9%			$200
India

Industrials – 0.9%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7–29–20 (A)		200	202

Total India – 0.9%			$202
Indonesia

Financials – 0.9%
Bank Rakyat Indonesia
2.950%, 3–28–18		200	200

Utilities – 1.4%
Majapahit Holding B.V.
7.750%, 10–17–16		300	300

Total Indonesia – 2.3%			$500
Ireland

Financials – 1.7%
MTS International Funding Ltd.
5.000%, 5–30–23 (A)		350	365

Total Ireland – 1.7%			$365
Jamaica

Telecommunication Services – 0.8%
Digicel Group Ltd.
6.000%, 4–15–21 (A)		200	178

Total Jamaica – 0.8%			$178
Luxembourg

Consumer Discretionary – 0.9%
Altice S.A.
7.625%, 2–15–25 (A)		200	206

Consumer Staples – 0.9%
Minerva Luxembourg S.A.
6.500%, 9–20–26 (A)		200	196

Financials – 1.0%
OJSC Russian Agricultural Bank
5.100%, 7–25–18 (A)		200	206

Information Technology – 1.7%
BC Luxco 1 S.A.:
7.375%, 1–29–20	150	156
7.375%, 1–29–20 (A)	200	207

		363

Materials – 0.5%
Steel Capital S.A.
6.700%, 10–25–17	100	105

Total Luxembourg – 5.0%		$1,076
Mexico

Consumer Staples – 0.7%
Sigma Alimentos S.A. de C.V.
5.625%, 4–14–18 (A)	150	158

Materials – 3.3%
C5 Capital (SPV) Ltd.
5.115%, 12–29–49 (A)(D)	150	121
CEMEX S.A.B. de C.V.
6.500%, 12–10–19 (A)	550	583

		704

Total Mexico – 4.0%		$862
Netherlands

Consumer Discretionary – 3.3%
Myriad International Holdings B.V.
6.375%, 7–28–17 (A)	500	516
VTR Finance B.V.
6.875%, 1–15–24 (A)	200	207

		723

Energy – 0.9%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
4.875%, 3–17–20	125	126
8.375%, 5–23–21	60	66

		192

Materials – 0.8%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
5.750%, 7–17–24 (A)	200	171

Telecommunication Services – 0.4%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (A)(C)	RUB5,000	79

Utilities – 1.5%
Listrindo Capital B.V.
6.950%, 2–21–19 (A)	$200	207
Majapahit Holding B.V.
7.750%, 1–20–20 (A)	100	115

		322

Total Netherlands – 6.9%		$1,487
Panama

Financials – 1.4%
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 4–4–17 (A)	300	302

Total Panama – 1.4%		$302
Peru

Real Estate – 0.5%
InRetail Shopping Malls
5.250%, 10–10–21 (A)	100	104

Total Peru – 0.5%		$104
Russia

Materials – 0.9%
Uralkali Finance Ltd.
3.723%, 4–30–18 (A)	200	199

Total Russia – 0.9%		$199
Singapore

Consumer Staples – 0.5%
Olam International Ltd.
7.500%, 8–12–20	100	112

Telecommunication Services – 1.0%
TBG Global Pte. Ltd.
4.625%, 4–3–18 (A)	200	202

Total Singapore – 1.5%		$314
South Korea

Financials – 1.2%
Woori Bank
2.625%, 7–20–21 (A)	250	257

Total South Korea – 1.2%		$257
Spain

Financials – 0.9%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49	200	205

Total Spain – 0.9%		$205

United Arab Emirates

Financials – 1.6%
ICICI Bank Ltd.
3.500%, 3–18–20 (A)	325	336

Total United Arab Emirates – 1.6%		$336
United Kingdom

Consumer Staples – 1.8%
BAT International Finance plc
1.850%, 6–15–18 (A)	375	379

Financials – 4.6%
Barclays plc
8.250%, 12–29–49	200	200
HSBC Holdings plc
5.625%, 12–29–49	200	197
Royal Bank of Scotland Group plc (The)
7.640%, 3–29–49	200	194
State Bank of India:
3.250%, 4–18–18 (A)	200	204
3.622%, 4–17–19 (A)	200	207

		1,002

Materials – 0.9%
Vedanta Resources plc
6.000%, 1–31–19 (A)	200	198

Total United Kingdom – 7.3%		$1,579
United States

Consumer Discretionary – 0.2%
BakerCorp International, Inc.
8.250%, 6–1–19	50	40

Consumer Staples – 4.8%
Anheuser-Busch InBev S.A./N.V.
2.650%, 2–1–21	500	516
Bunge Ltd. Finance Corp.
3.500%, 11–24–20	250	261
SABMiller Holdings, Inc.
2.200%, 8–1–18 (A)	200	203
Simmons Foods, Inc.
7.875%, 10–1–21 (A)	50	50

		1,030

Energy – 1.1%
Brand Energy & Infrastructure Services
8.500%, 12–1–21 (A)	80	80
PBF Holding Co. LLC
8.250%, 2–15–20	150	155

		235

Financials – 3.5%
Citigroup, Inc.
8.400%, 4–29–49	75	82
Daimler Finance North America LLC
2.950%, 1–11–17(A)	200	201
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.
3.480%, 6–1–19 (A)	50	52
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.)
3.000%, 9–25–17	100	101
Hyundai Capital America
2.000%, 3–19–18 (A)	200	201
Wells Fargo & Co.
7.980%, 3–29–49	125	131

		768

Health Care – 0.8%
Fresenius U.S. Finance II, Inc.:
4.250%, 2–1–21 (A)	100	106
4.500%, 1–15–23 (A)	75	78

		184

Industrials – 0.4%
TransDigm, Inc. (GTD by TransDigm Group, Inc.)
6.000%, 7–15–22	82	87

Information Technology – 1.7%
Alliance Data Systems Corp.
5.250%, 12–1–17 (A)	250	255
Micron Technology, Inc.
5.875%, 2–15–22	100	103

		358

Materials – 0.5%
Hillman Group, Inc. (The)
6.375%, 7–15–22 (A)	110	103

Real Estate – 1.1%
Aircastle Ltd.
4.625%, 12–15–18	235	245

Telecommunication Services – 3.0%
American Tower Corp.
3.400%, 2–15–19	170	176
T-Mobile USA, Inc.
6.000%, 3–1–23	230	246
Verizon Communications, Inc.
2.625%, 2–21–20	214	220

		642

Utilities – 1.2%
Sempra Energy
2.850%, 11–15–20	250	259

Total United States – 18.3%		$3,951

Venezuela

Financials – 1.2%
Corporacion Andina de Fomento
1.500%, 8–8–17	250	251

Total Venezuela – 1.2%		$251

TOTAL CORPORATE DEBT SECURITIES – 74.8%		$16,148
(Cost: $16,351)

OTHER GOVERNMENT SECURITIES (E)
Russia – 1.0%
Russian Federation
3.500%, 1–16–19 (A)	200	204

TOTAL OTHER GOVERNMENT SECURITIES – 1.0%		$204
(Cost: $199)

LOANS (D)
United States

Industrials – 1.1%
TransDigm, Inc.:
3.750%, 2–28–20	45	45
3.838%, 2–28–20	195	195

		240

Information Technology – 0.2%
Magic Newco LLC
5.000%, 12–12–18	49	49

Materials – 0.3%
BakerCorp International, Inc.
4.250%, 2–7–20	73	63

Total United States – 1.6%		$352

TOTAL LOANS – 1.6%		$352
(Cost: $361)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 14.9%
U.S. Treasury Bonds
2.250%, 11–15–25	200	211
U.S. Treasury Notes:
0.625%, 8–31–17	600	600
0.750%, 12–31–17	1,250	1,250
1.125%, 1–15–19	1,000	1,007
1.750%, 5–15–22	145	149

		3,217

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 14.9%		$3,217
(Cost: $3,207)

SHORT-TERM SECURITIES
Master Note – 3.2%
Toyota Motor Credit Corp.
0.600%, 10–5–16 (F)	697	697

TOTAL SHORT-TERM SECURITIES – 3.2%		$697
(Cost: $697)

TOTAL INVESTMENT SECURITIES – 99.1%		$21,397
(Cost: $21,667)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		204

NET ASSETS – 100.0%		$21,601

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $9,827 or 45.5% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP – Columbian Peso and RUB – Russian Ruble).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	81	U.S. Dollar	106	10-26-16	Barclays Capital, Inc.	$1	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$779	$—	$—
Corporate Debt Securities	—	16,148	—
Other Government Securities	—	204	—
Loans	—	352	—
United States Government Obligations	—	3,217	—
Short-Term Securities	—	697	—
Total	$779	$20,618	$—
Forward Foreign Currency Contracts	$—	$1	$—

During the period ended September 30, 2016, securities totaling $63 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$21,667
Gross unrealized appreciation	470
Gross unrealized depreciation	(740)
Net unrealized depreciation	$(270)

SCHEDULE OF INVESTMENTS Global Natural Resources (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 1.9%
Suncor Energy, Inc.	93	$2,594

Materials – 3.5%
Potash Corp. of Saskatchewan, Inc.	207	3,377
West Fraser Timber Co. Ltd.	39	1,208

		4,585

Total Canada – 5.4%		$7,179
China

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)	1,900	—

Total China – 0.0%		$—
Netherlands

Energy – 1.0%
Core Laboratories N.V.	11	1,224

Total Netherlands – 1.0%		$1,224
United Kingdom

Materials – 8.9%
BHP Billiton plc	313	4,723
Randgold Resources Ltd. ADR	35	3,543
Rio Tinto plc	105	3,517

		11,783

Total United Kingdom – 8.9%		$11,783
United States

Energy – 63.2%
Baker Hughes, Inc.	43	2,193
Cabot Oil & Gas Corp.	112	2,887
Chevron Corp.	48	4,935
Cimarex Energy Co.	32	4,327
Concho Resources, Inc. (A)	37	5,116
Continental Resources, Inc. (A)	56	2,889
Diamondback Energy, Inc. (A)	18	1,719
Enterprise Products Partners L.P.	162	4,484
EOG Resources, Inc.	62	6,015
EQT Midstream Partners L.P.	17	1,288
Exxon Mobil Corp.	38	3,308
Halliburton Co.	193	8,675
Helmerich & Payne, Inc.	42	2,857
Magellan Midstream Partners L.P.	54	3,834
Marathon Petroleum Corp.	33	1,329
MPLX L.P.	38	1,277
Noble Energy, Inc.	93	3,331
Patterson-UTI Energy, Inc.	152	3,397
Phillips 66	28	2,247
Pioneer Natural Resources Co.	24	4,437
RPC, Inc. (A)	212	3,556
Schlumberger Ltd.	98	7,703
Shell Midstream Partners L.P.	21	677
U.S. Silica Holdings, Inc.	19	889
Valero Energy Partners L.P.	6	273

		83,643

Industrials – 4.6%
Flowserve Corp.	83	3,980
Union Pacific Corp.	21	2,058

		6,038

Materials – 8.1%
Air Products and Chemicals, Inc.	21	3,180
Dow Chemical Co. (The)	72	3,711
Sherwin-Williams Co. (The)	9	2,545
Southern Copper Corp.	50	1,306

		10,742

Total United States – 75.9%		$100,423

TOTAL COMMON STOCKS – 91.2%		$120,609
(Cost: $123,131)

INVESTMENT FUNDS
United States – 2.4%
SPDR Gold Trust (A)	25	3,179

TOTAL INVESTMENT FUNDS – 2.4%		$3,179
(Cost: $2,978)

PREFERRED STOCKS
United States

Utilities – 0.0%
Konarka Technologies, Inc., 8.000%, Convertible (A)(B)	68	—

Total United States – 0.0%		$—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $211)

SHORT-TERM SECURITIES	Principal
Master Note – 2.5%
Toyota Motor Credit Corp. 0.600%, 10-5-16 (C)	$3,390	3,390

Municipal Obligations – 3.8%
NYC GO Bonds, Fiscal 2008 Ser L-4 (GTD by U.S. Bank N.A.) 0.880%, 10-1-16 (C)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 6.3%		$8,390
(Cost: $8,390)

TOTAL INVESTMENT SECURITIES – 99.9%		$132,178
(Cost: $134,710)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		187

NET ASSETS – 100.0%		$132,365

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At September 30, 2016, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000%, Convertible	8-31-07	68	$211	$—

The total value of this security represented 0.0% of net assets at September 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	5,805	U.S. Dollar	7,614	10-26-16	UBS AG	$86	$—
Canadian Dollar	5,128	U.S. Dollar	3,938	10-26-16	UBS AG	29	—
						$115	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$120,609	$—	$—
Investment Funds	3,179	—	—
Preferred Stocks	—	—	—
Short-Term Securities	—	8,390	—
Total	$123,788	$8,390	$—
Forward Foreign Currency Contracts	$—	$115	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$134,710
Gross unrealized appreciation	8,895
Gross unrealized depreciation	(11,427)
Net unrealized depreciation	$(2,532)

SCHEDULE OF INVESTMENTS Growth (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automotive Retail – 3.1%
AutoZone, Inc. (A)	16	$11,986
O’Reilly Automotive, Inc. (A)	54	15,210

		27,196

Cable & Satellite – 1.9%
Comcast Corp., Class A	251	16,658

Footwear – 0.5%
NIKE, Inc., Class B	78	4,081

Home Improvement Retail – 3.7%
Home Depot, Inc. (The)	251	32,337

Internet & Direct Marketing Retail – 3.9%
Amazon.com, Inc. (A)	40	33,864

Restaurants – 0.9%
Starbucks Corp.	150	8,137

Specialty Stores – 0.7%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	24	5,616

Total Consumer Discretionary – 14.7%		127,889
Consumer Staples

Brewers – 1.1%
Anheuser-Busch InBev S.A. ADR	75	9,817

Tobacco – 3.3%
Philip Morris International, Inc.	290	28,213

Total Consumer Staples – 4.4%		38,030
Energy

Oil & Gas Equipment & Services – 2.0%
Halliburton Co.	227	10,183
Schlumberger Ltd.	95	7,463

		17,646

Oil & Gas Exploration & Production – 2.3%
EOG Resources, Inc.	204	19,758

Total Energy – 4.3%		37,404
Financials

Financial Exchanges & Data – 2.1%
CME Group, Inc.	175	18,322

Investment Banking & Brokerage – 1.6%
Charles Schwab Corp. (The)	454	14,317

Total Financials – 3.7%		32,639
Health Care

Biotechnology – 8.3%
Alexion Pharmaceuticals, Inc. (A)	37	4,473
Amgen, Inc.	45	7,523
Biogen, Inc. (A)	35	10,987
Celgene Corp. (A)	225	23,478
Shire Pharmaceuticals Group plc ADR	111	21,538
Vertex Pharmaceuticals, Inc. (A)	47	4,099

		72,098

Health Care Equipment – 3.9%
DexCom, Inc. (A)	205	17,926
Edwards Lifesciences Corp. (A)	136	16,370

		34,296

Health Care Facilities – 0.7%
HCA Holdings, Inc. (A)	87	6,557

Pharmaceuticals – 4.5%
Allergan plc (A)	131	30,197
Bristol-Myers Squibb Co.	163	8,800

		38,997

Total Health Care – 17.4%		151,948
Industrials

Aerospace & Defense – 5.0%
Honeywell International, Inc.	126	14,632
Lockheed Martin Corp.	82	19,609
Northrop Grumman Corp.	42	9,029

		43,270

Industrial Conglomerates – 1.5%
Danaher Corp.	168	13,193

Railroads – 4.4%
Canadian Pacific Railway Ltd.	137	20,889
Union Pacific Corp.	183	17,887

		38,776

Total Industrials – 10.9%		95,239
Information Technology

Application Software – 4.3%
Adobe Systems, Inc. (A)	229	24,834
salesforce.com, Inc. (A)	179	12,747

		37,581

Data Processing & Outsourced Services – 10.6%
FleetCor Technologies, Inc. (A)	103	17,876
MasterCard, Inc., Class A	368	37,421
Visa, Inc., Class A	452	37,364

		92,661

Home Entertainment Software – 1.1%
Electronic Arts, Inc. (A)	114	9,710

Internet Software & Services – 8.5%
Alphabet, Inc., Class A (A)	31	25,296
Alphabet, Inc., Class C (A)	24	18,304
Facebook, Inc., Class A (A)	239	30,605

		74,205

Semiconductor Equipment – 5.0%
Applied Materials, Inc.	294	8,864
Lam Research Corp.	368	34,869

		43,733

Semiconductors – 5.3%
Microchip Technology, Inc.	444	27,565
NXP Semiconductors N.V. (A)	179	18,301

		45,866

Systems Software – 3.3%
Microsoft Corp.	501	28,852

Technology Hardware, Storage & Peripherals – 2.3%
Apple, Inc.	172	19,409

Total Information Technology – 40.4%		352,017
Materials

Diversified Chemicals – 1.3%
PPG Industries, Inc.	109	11,235

Total Materials – 1.3%		11,235
Real Estate

Specialized REITs – 2.0%
American Tower Corp., Class A	157	17,838

Total Real Estate – 2.0%		17,838

TOTAL COMMON STOCKS – 99.1%		$864,239
(Cost: $674,847)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.7%
Kroger Co. (The),
0.630%, 10–3–16	$6,143	6,143

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (C)	1,412	1,412

TOTAL SHORT-TERM SECURITIES – 0.9%		$7,555
(Cost: $7,555)

TOTAL INVESTMENT SECURITIES – 100.0%		$871,794
(Cost: $682,402)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		255

NET ASSETS – 100.0%		$872,049

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$864,239	$—	$—
Short-Term Securities	—	7,555	—
Total	$864,239	$7,555	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$682,402
Gross unrealized appreciation	205,721
Gross unrealized depreciation	(16,329)
Net unrealized appreciation	$189,392

SCHEDULE OF INVESTMENTS High Income (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Cable & Satellite – 0.2%
Altice N.V., Class A (A)(B)	78		$1,392

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	49

Total Consumer Discretionary – 0.2%			1,441
Utilities

Gas Utilities – 0.0%
Suburban Propane Partners L.P.	4		118

Total Utilities – 0.0%			118

TOTAL COMMON STOCKS – 0.2%			$1,559
(Cost: $1,458)

PREFERRED STOCKS
Telecommunication Services

Integrated Telecommunication Services – 0.3%
Frontier Communications Corp., Convertible Series A, 11.125%	28		2,311

Total Telecommunication Services – 0.3%			2,311

TOTAL PREFERRED STOCKS – 0.3%			$2,311
(Cost: $2,785)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, expires 5–15–18 (C)	1		—

Commodity Chemicals – 0.0%
Foresight Energy L.P. (C)	4		—

TOTAL WARRANTS – 0.0%			$—
(Cost: $72)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.8%
Acosta, Inc.,
7.750%, 10–1–22 (D)	$4,985		4,100
Lamar Media Corp.,
5.375%, 1–15–24	959		1,009
Outfront Media Capital LLC and Outfront Media Capital Corp.:
5.250%, 2–15–22	544		566
5.625%, 2–15–24	573		596

			6,271

Apparel Retail – 1.2%
Hot Topic, Inc.,
9.250%, 6–15–21 (D)	5,002		5,302
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (D)(E)	1,527		1,558
Neiman Marcus Group Ltd., Inc.,
8.000%, 10–15–21 (D)	3,764		3,124

			9,984

Automotive Retail – 0.6%
Allison Transmission, Inc.,
5.000%, 10–1–24 (D)	691		707
Group 1 Automotive, Inc.,
5.000%, 6–1–22	855		859
Penske Automotive Group, Inc.,
5.500%, 5–15–26	474		473
Sonic Automotive, Inc.,
5.000%, 5–15–23	2,928		2,884

			4,923

Broadcasting – 1.4%
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22	6,185		6,397
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20	221		212
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20	1,780		1,765
Cumulus Media, Inc.,
7.750%, 5–1–19	4,115		1,667
iHeartCommunications, Inc.,
10.000%, 1–15–18	1,383		906
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC),
10.625%, 3–15–23	1,094		815

			11,762

Cable & Satellite – 9.4%
Altice Financing S.A.:
6.625%, 2–15–23 (D)		1,725	1,770
7.500%, 5–15–26 (D)		3,224	3,357
Altice S.A.:
7.250%, 5–15–22 (D)(F)	EUR	256	303
7.750%, 5–15–22 (D)		$11,215	11,972
6.250%, 2–15–25 (D)(F)	EUR	354	399
7.625%, 2–15–25 (D)		$1,969	2,026
Altice U.S. Finance I Corp.,
5.500%, 5–15–26 (D)		1,927	1,990
Cablevision Systems Corp.,
5.875%, 9–15–22		3,797	3,455
CCO Holdings LLC and CCO Holdings Capital Corp.,
5.500%, 5–1–26 (D)		94	98
Columbus International, Inc.,
7.375%, 3–30–21 (D)		517	549
DISH DBS Corp.:
6.750%, 6–1–21		1,936	2,086
5.875%, 7–15–22		910	937
5.000%, 3–15–23		418	407
5.875%, 11–15–24		454	448
7.750%, 7–1–26 (D)		1,432	1,521
Neptune Finco Corp.:
10.125%, 1–15–23 (D)		2,523	2,911
6.625%, 10–15–25 (D)		788	855
10.875%, 10–15–25 (D)		1,946	2,277
Numericable - SFR S.A.,
7.375%, 5–1–26 (D)		7,161	7,320
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (D)		4,936	4,936
6.000%, 7–15–24 (D)		8,000	8,530
VTR Finance B.V.,
6.875%, 1–15–24 (D)		8,235	8,523
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (D)(E)		882	887
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (D)		8,549	8,870

			76,427

Casinos & Gaming – 1.9%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (D)(F)	CAD	3,540	2,550
MCE Finance Ltd.,
5.000%, 2–15–21 (D)		$600	603
Studio City Finance Ltd.,
8.500%, 12–1–20 (D)		4,598	4,736
Wynn Macau Ltd.,
5.250%, 10–15–21 (D)		7,398	7,472

			15,361

Department Stores – 0.5%
Bon-Ton Stores, Inc. (The):
10.625%, 7–15–17		1,155	1,160
8.000%, 6–15–21		4,420	2,520

			3,680

Distributors – 0.8%
Pinnacle Operating Corp.,
9.000%, 11–15–20 (D)		8,833	6,139

Education Services – 2.2%
Laureate Education, Inc.,
10.000%, 9–1–19 (D)(G)		18,821	18,050

Homefurnishing Retail – 0.7%
Restoration Hardware Holdings, Inc., Convertible:
0.000%, 6–15–19 (D)(H)		3,544	3,057
0.000%, 7–15–20 (D)(H)		2,968	2,422

			5,479

Hotels, Resorts & Cruise Lines – 0.2%
Carlson Travel Holdings,
7.500%, 8–15–19 (D)(E)		1,890	1,871

Movies & Entertainment – 1.5%
AMC Entertainment, Inc.,
5.750%, 6–15–25		2,241	2,263
Cinemark USA, Inc.:
5.125%, 12–15–22		208	213
4.875%, 6–1–23		2,900	2,915
EMI Music Publishing Group North America Holdings,
7.625%, 6–15–24 (D)		1,145	1,238
WMG Acquisition Corp.,
6.750%, 4–15–22 (D)		5,314	5,633

			12,262

Publishing – 0.2%
MDC Partners, Inc.,
6.500%, 5–1–24 (D)	1,457	1,337

Specialized Consumer Services – 2.0%
BakerCorp International, Inc.,
8.250%, 6–1–19	10,903	8,804
Emdeon, Inc.,
11.000%, 12–31–19	1,204	1,267
Nielsen Finance,
5.500%, 10–1–21 (D)	2,371	2,472
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (D)	3,885	4,011

		16,554

Specialty Stores – 1.5%
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (D)(E)	11,107	10,829
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (D)	1,205	1,202

		12,031

Total Consumer Discretionary – 24.9%		202,131
Consumer Staples

Food Distributors – 1.6%
Performance Food Group, Inc.,
5.500%, 6–1–24 (D)	1,874	1,935
Simmons Foods, Inc.,
7.875%, 10–1–21 (D)	8,112	8,092
U.S. Foods, Inc.,
5.875%, 6–15–24 (D)	2,864	2,978

		13,005

Packaged Foods & Meats – 1.6%
Bumble Bee Foods LLC:
9.000%, 12–15–17 (D)	906	911
9.625%, 3–15–18 (D)(E)	1,149	1,140
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (D)	400	418
JBS USA LLC and JBS USA Finance, Inc.:
7.250%, 6–1–21 (D)	372	382
5.875%, 7–15–24 (D)	4,261	4,240
5.750%, 6–15–25 (D)	1,588	1,560
Post Holdings, Inc.:
7.750%, 3–15–24 (D)	1,696	1,900
8.000%, 7–15–25 (D)	1,079	1,235
5.000%, 8–15–26 (D)	972	967

		12,753

Personal Products – 0.1%
Revlon Consumer Products Corp.,
5.750%, 2–15–21	780	795
Revlon Escrow Corp.,
6.250%, 8–1–24 (D)	486	502

		1,297

Tobacco – 0.5%
Prestige Brands, Inc.,
5.375%, 12–15–21 (D)	3,658	3,786

Total Consumer Staples – 3.8%		30,841
Energy

Coal & Consumable Fuels – 0.4%
Foresight Energy LLC and Foresight Energy Finance Corp.,
10.000%, 8–15–21 (D)(E)	2,836	2,545
Foresight Energy LLC and Foresight Energy Finance Corp., Convertible,
15.000%, 10–3–17 (E)(G)	1,018	916

		3,461

Integrated Oil & Gas – 0.3%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.),
8.375%, 5–23–21	2,376	2,603

Oil & Gas Drilling – 0.8%
Globe Luxembourg SCA,
9.625%, 5–1–18 (D)(G)	2,688	2,466
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (D)	1,981	1,625
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (D)(G)	4,601	2,542
Offshore Group Investment Ltd.,
0.000%, 11–1–19	1,693	—	*

		6,633

Oil & Gas Equipment & Services – 0.0%
Key Energy Services, Inc.,
6.750%, 3–1–21 (I)	484	131

Oil & Gas Exploration & Production – 3.3%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (D)	2,247	2,090
California Resources Corp.,
8.000%, 12–15–22 (D)	2,837	1,887
Clayton Williams Energy, Inc.,
7.750%, 4–1–19	7,356	7,190

Crownrock L.P.,
7.750%, 2–15–23 (D)	715	767
EnCana Corp.,
6.500%, 8–15–34	1,094	1,145
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (D)	2,185	2,245
8.125%, 9–15–23 (D)	682	726
Gulfport Energy Corp.,
6.625%, 5–1–23	221	227
Laredo Petroleum, Inc.,
7.375%, 5–1–22	3,284	3,395
Midstates Petroleum Co., Inc. and Midstates Petroleum Co. LLC,
10.000%, 6–1–20 (I)	1,657	1,110
Parsley Energy LLC and Parsley Finance Corp.,
6.250%, 6–1–24 (D)	576	595
Whiting Petroleum Corp.,
6.500%, 10–1–18	5,182	5,104

		26,481

Oil & Gas Refining & Marketing – 1.6%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.),
6.125%, 10–1–24 (D)	493	510
PBF Holding Co. LLC and PBF Finance Corp.,
7.000%, 11–15–23 (D)	2,455	2,314
PDC Energy, Inc.,
6.125%, 9–15–24 (D)	394	410
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (D)	4,579	4,871
6.750%, 5–1–23 (D)	4,505	4,674

		12,779

Oil & Gas Storage & Transportation – 0.1%
Access Midstream Partners L.P.,
4.875%, 5–15–23	1,191	1,205

Total Energy – 6.5%		53,293
Financials

Consumer Finance – 0.9%
Creditcorp,
12.000%, 7–15–18 (D)	4,228	1,903
Quicken Loans, Inc.,
5.750%, 5–1–25 (D)	3,346	3,321
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (D)	2,366	1,704
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (D)	986	463

		7,391

Diversified Capital Markets – 1.2%
Patriot Merger Corp.,
9.000%, 7–15–21 (D)	9,316	9,571

Investment Banking & Brokerage – 0.2%
E*TRADE Financial Corp.,
5.875%, 12–29–49	686	708
GFI Group, Inc.,
8.375%, 7–19–18 (G)	851	919

		1,627

Other Diversified Financial Services – 2.5%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (D)(E)	1,711	1,753
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (D)	9,982	8,884
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (D)	2,672	2,826
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (D)(E)	12,079	6,643

		20,106

Property & Casualty Insurance – 1.8%
Hub International Ltd.,
7.875%, 10–1–21 (D)	3,563	3,634
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (D)	10,688	10,849

		14,483

Specialized Finance – 1.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6–15–21 (D)	950	993
5.875%, 6–15–21 (D)	667	709
5.450%, 6–15–23 (D)	475	509
7.125%, 6–15–24 (D)	667	733
6.020%, 6–15–26 (D)	950	1,042
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (D)	1,254	1,132
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (D)	7,798	5,809

		10,927

Thrifts & Mortgage Finance – 0.6%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (D)	5,373	5,420

Total Financials – 8.5%		69,525

Health Care

Health Care Facilities – 2.4%
Chiron Merger Sub, Inc.,
12.500%, 11–1–19	465	463
Double Eagle Acquisition Sub, Inc.,
7.500%, 10–1–24 (D)	1,183	1,204
Greatbatch Ltd.,
9.125%, 11–1–23 (D)	3,608	3,536
HCA, Inc.,
5.250%, 6–15–26	652	693
MPH Acquisition Holdings LLC,
7.125%, 6–1–24 (D)	1,906	2,049
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (D)	5,147	5,494
Tenet Healthcare Corp.:
6.750%, 2–1–20	1,408	1,383
8.125%, 4–1–22	4,662	4,662

		19,484

Health Care Supplies – 1.7%
Kinetic Concepts, Inc. and KCI USA, Inc.:
10.500%, 11–1–18	2,516	2,645
9.625%, 10–1–21 (D)	9,360	9,360
Universal Hospital Services, Inc.,
7.625%, 8–15–20	1,579	1,504

		13,509

Pharmaceuticals – 1.7%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (D)	10,096	6,991
7.000%, 4–15–23 (D)	1,144	732
IMS Health, Inc.,
5.000%, 10–15–26 (D)	1,155	1,201
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (D)	2,117	2,202
VPII Escrow Corp.,
7.500%, 7–15–21 (D)	1,750	1,693
VRX Escrow Corp.,
5.375%, 3–15–20 (D)	1,574	1,456

		14,275

Total Health Care – 5.8%		47,268
Industrials

Aerospace & Defense – 3.0%
KLX, Inc.,
5.875%, 12–1–22 (D)	5,404	5,593
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (D)	4,381	3,472
TransDigm Group, Inc.,
7.500%, 7–15–21	1,598	1,694
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	5,075	5,354
6.500%, 7–15–24	5,515	5,805
6.375%, 6–15–26 (D)	2,490	2,583

		24,501

Air Freight & Logistics – 0.3%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19	373	393
XPO Logistics, Inc.:
6.500%, 6–15–22 (D)	1,255	1,313
6.125%, 9–1–23 (D)	686	705

		2,411

Building Products – 1.1%
Alcoa Nederland Holding B.V.:
6.750%, 9–30–24 (D)	511	531
7.000%, 9–30–26 (D)	511	528
Eagle Materials, Inc.,
4.500%, 8–1–26	391	396
Ply Gem Industries, Inc.,
6.500%, 2–1–22	5,467	5,610
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22 (D)	373	407
6.125%, 7–15–23	777	793
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6–15–24 (D)	953	955

		9,220

Diversified Support Services – 0.1%
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9–15–26	472	486

Environmental & Facilities Services – 0.5%
GFL Environmental, Inc.:
7.875%, 4–1–20 (D)	3,259	3,422
9.875%, 2–1–21 (D)	851	932

		4,354

Railroads – 0.8%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (D)	4,949	5,073
9.750%, 5–1–20 (D)	1,017	923

		5,996

Security & Alarm Services – 0.7%
Prime Security Services Borrower LLC,
9.250%, 5–15–23 (D)	5,258	5,731

Trading Companies & Distributors – 0.2%
HD Supply, Inc.,
5.750%, 4–15–24 (D)	1,640	1,722

Total Industrials – 6.7%		54,421
Information Technology

Application Software – 2.0%
Ensemble S Merger Sub, Inc.,
9.000%, 9–30–23 (D)	1,261	1,324
Infor Software Parent LLC and Infor Software Parent, Inc.,
7.125%, 5–1–21(D)(E)	2,461	2,387
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (D)	10,806	11,137
Michael Baker International LLC,
8.250%, 10–15–18 (D)	1,789	1,794

		16,642

Communications Equipment – 0.7%
West Corp.,
5.375%, 7–15–22 (D)	5,972	5,852

Data Processing & Outsourced Services – 2.0%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (D)	1,110	1,132
6.375%, 4–1–20 (D)	3,362	3,425
5.375%, 8–1–22 (D)	4,224	4,118
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (D)	8,150	7,580

		16,255

Electronic Manufacturing Services – 0.3%
KEMET Corp.,
10.500%, 5–1–18	2,639	2,646

IT Consulting & Other Services – 0.8%
NCR Escrow Corp.:
5.875%, 12–15–21	2,509	2,641
6.375%, 12–15–23	3,346	3,538

		6,179

Semiconductors – 1.2%
Micron Technology, Inc.:
5.875%, 2–15–22	4,282	4,394
7.500%, 9–15–23 (D)	1,931	2,145
5.500%, 2–1–25	3,064	3,003

		9,542

Technology Hardware, Storage & Peripherals – 0.4%
Western Digital Corp.:
7.375%, 4–1–23 (D)	468	514
10.500%, 4–1–24 (D)	2,103	2,442

		2,956

Total Information Technology – 7.4%		60,072
Materials

Aluminum – 2.1%
Constellium N.V.:
8.000%, 1–15–23 (D)	3,774	3,802
5.750%, 5–15–24 (D)	1,851	1,712
Kaiser Aluminum Corp.,
5.875%, 5–15–24	379	396
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (D)	1,471	1,563
5.875%, 9–30–26 (D)	985	1,009
Wise Metals Group LLC,
8.750%, 12–15–18 (D)	2,795	2,851
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (D)(E)	5,689	5,461

		16,794

Construction Materials – 0.8%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (D)	6,615	6,201

Diversified Chemicals – 0.4%
PQ Corp.,
6.750%, 11–15–22 (D)	284	301
PSPC Escrow Corp.,
6.500%, 2–1–22 (D)	1,923	1,870
PSPC Escrow II Corp.,
10.375%, 5–1–21 (D)	981	1,060

		3,231

Diversified Metals & Mining – 1.1%
Artsonig Pty Ltd.,
11.500%, 4–1–19 (D)(E)	4,861	292
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (D)	636	544
FMG Resources Pty Ltd.:
9.750%, 3–1–22 (D)	371	430
6.875%, 4–1–22 (D)	5,144	5,323
Lundin Mining Corp.:
7.500%, 11–1–20 (D)	1,326	1,409
7.875%, 11–1–22 (D)	1,091	1,162

		9,160

Metal & Glass Containers – 0.8%
ARD Finance S.A.,
7.125%, 9–15–23 (D)	548	545
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.:
6.000%, 6–30–21 (D)	517	534
7.250%, 5–15–24 (D)	1,443	1,540

BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (D)	1,004	1,025
Signode Industrial Group,
6.375%, 5–1–22 (D)	2,865	2,901

		6,545

Paper Packaging – 0.4%
Coveris Holdings S.A.,
7.875%, 11–1–19 (D)	610	624
Reynolds Group Holdings Ltd.,
9.875%, 8–15–19	746	768
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7–15–23 (D)	2,209	2,281

		3,673

Specialty Chemicals – 0.1%
Versum Materials, Inc.,
5.500%, 9–30–24 (D)	494	508

Steel – 0.1%
U.S. Steel Corp.,
8.375%, 7–1–21 (D)	661	723

Total Materials – 5.8%		46,835
Real Estate

Health Care REITs – 0.1%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.250%, 8–1–26	486	504

Industrial REITs – 1.1%
Aircastle Ltd.:
5.125%, 3–15–21	5,883	6,287
5.500%, 2–15–22	1,532	1,653
5.000%, 4–1–23	1,015	1,061

		9,001

Real Estate Development – 0.3%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (D)(E)	2,440	2,379

Total Real Estate – 1.5%		11,884
Telecommunication Services

Alternative Carriers – 0.9%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22	1,880	1,823
Level 3 Communications, Inc.,
5.750%, 12–1–22	1,317	1,376
Level 3 Escrow II, Inc.,
5.375%, 8–15–22	3,015	3,151
Zayo Group LLC and Zayo Capital, Inc.,
6.000%, 4–1–23	679	711

		7,061

Integrated Telecommunication Services – 3.5%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (D)	377	371
Frontier Communications Corp.:
8.875%, 9–15–20	2,664	2,874
6.250%, 9–15–21	1,501	1,443
10.500%, 9–15–22	1,567	1,661
7.125%, 1–15–23	367	342
6.875%, 1–15–25	1,041	921
11.000%, 9–15–25	1,763	1,838
GCI, Inc.,
6.875%, 4–15–25	2,958	3,032
Sprint Corp.:
7.250%, 9–15–21	8,023	8,063
7.875%, 9–15–23	5,563	5,619
7.125%, 6–15–24	2,049	1,998

		28,162

Wireless Telecommunication Service – 1.9%
Sable International Finance Ltd.,
6.875%, 8–1–22 (D)	3,844	3,988
Sprint Nextel Corp.:
6.000%, 12–1–16	905	910
9.125%, 3–1–17	466	477
8.375%, 8–15–17	1,762	1,830
9.000%, 11–15–18 (D)	569	627
7.000%, 8–15–20	466	468
11.500%, 11–15–21	389	447
T-Mobile USA, Inc.:
6.464%, 4–28–19	1,350	1,375
6.731%, 4–28–22	196	206
6.000%, 4–15–24	1,683	1,801
6.500%, 1–15–26	3,251	3,601

		15,730

Total Telecommunication Services – 6.3%		50,953

TOTAL CORPORATE DEBT SECURITIES – 77.2%		$627,223
(Cost: $647,251)

LOANS (G)
Consumer Discretionary

Advertising – 0.2%
Advantage Sales & Marketing, Inc.,
7.500%, 7–25–22	1,943	1,843

Apparel Retail – 1.2%
Talbots, Inc. (The):
5.500%, 3–19–20		2,322	2,263
9.500%, 3–19–21		6,489	6,013
True Religion Apparel, Inc.:
0.000%, 7–30–19 (J)		1,000	235
5.875%, 7–30–19		4,223	993
5.875%, 7–30–19		11	3

			9,507

Casinos & Gaming – 0.2%
Gateway Casinos & Entertainment Ltd.:
5.250%, 11–26–19 (F)	CAD	1,916	1,431
5.950%, 11–26–19 (F)		5	4

			1,435

Department Stores – 0.8%
Belk, Inc.,
5.750%, 12–10–22		$6,751	6,107

General Merchandise Stores – 0.8%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20		4,257	4,271
Orchard Acquisition Co. LLC,
7.000%, 2–8–19		6,634	2,388

			6,659

Housewares & Specialties – 0.2%
KIK Custom Products, Inc.,
6.000%, 8–26–22		1,539	1,540

Specialty Stores – 0.3%
Jo-Ann Stores, Inc.,
0.000%, 9–29–23 (J)		2,669	2,622

Total Consumer Discretionary – 3.7%			29,713
Consumer Staples

Food Distributors – 0.2%
Chefs’ Warehouse, Inc. (The),
6.750%, 6–22–22		1,957	1,938

Food Retail – 0.4%
Focus Brands, Inc.,
10.250%, 8–21–18		2,837	2,837

Hypermarkets & Super Centers – 0.2%
GOBP Holdings, Inc.,
9.250%, 10–21–22		1,807	1,799

Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC,
7.750%, 6–30–22		1,386	1,254

Total Consumer Staples – 1.0%			7,828
Energy

Coal & Consumable Fuels – 0.2%
Westmoreland Coal Co.,
7.500%, 12–16–20		1,930	1,505

Oil & Gas Drilling – 0.4%
KCA Deutag Alpha Ltd.,
6.250%, 5–16–20		4,251	3,557

Oil & Gas Exploration & Production – 0.4%
Chesapeake Energy Corp.,
8.500%, 8–16–21		2,942	3,086
Sabine Oil & Gas LLC,
11.750%, 12–31–18 (I)		468	14

			3,100

Oil & Gas Storage & Transportation – 0.2%
Bowie Resources Holdings LLC:
6.750%, 8–12–20		879	721
11.750%, 2–16–21		857	686

			1,407

Total Energy – 1.2%			9,569
Health Care

Life Sciences Tools & Services – 0.3%
Atrium Innovations, Inc.,
7.750%, 8–10–21		2,893	2,719

Total Health Care – 0.3%			2,719
Industrials

Building Products – 0.4%
C.H.I. Overhead Doors, Inc.,
8.750%, 7–31–23		1,935	1,899
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3–27–22		1,785	1,428

			3,327

Construction & Engineering – 0.1%
Tensar International Corp.,
9.500%, 7–10–22		1,122	841

Industrial Conglomerates – 0.2%
Crosby Worldwide Ltd.,
7.000%, 11–22–21	2,072	1,395

Industrial Machinery – 0.6%
Dynacast International LLC,
9.500%, 1–30–23	5,443	5,307

Research & Consulting Services – 0.1%
Larchmont Resources LLC,
11.250%, 8–7–19 (I)	2,772	841

Total Industrials – 1.4%		11,711
Information Technology

Application Software – 3.7%
Applied Systems, Inc.,
7.500%, 1–23–22	2,286	2,302
Aptean Holdings, Inc.,
5.250%, 2–27–20	1,298	1,297
Misys plc and Magic Newco LLC,
12.000%, 6–12–19	21,429	22,500
TIBCO Software, Inc.,
6.500%, 12–4–20	4,215	4,150

		30,249

Internet Software & Services – 0.6%
TravelCLICK, Inc. & TCH-2 Holdings LLC:
5.500%, 5–12–21	2,191	2,191
8.750%, 11–12–21	2,827	2,770

		4,961

IT Consulting & Other Services – 0.5%
Active Network, Inc. (The),
5.500%, 11–15–20	1,764	1,750
Triple Point Group Holdings, Inc.,
5.250%, 7–13–20	2,472	2,194

		3,944

Total Information Technology – 4.8%		39,154
Materials

Diversified Metals & Mining – 0.1%
EP Minerals LLC,
8.500%, 8–20–21	996	956

Paper Packaging – 0.4%
FPC Holdings, Inc.,
9.250%, 5–27–20	1,740	1,196
Ranpak (Rack Merger),
8.250%, 10–1–22	1,982	1,834

		3,030

Specialty Chemicals – 0.1%
Chromaflo Technologies Corp.,
8.250%, 6–2–20	1,145	1,065
MacDermid, Inc.,
5.500%, 6–7–20	280	280

		1,345

Total Materials – 0.6%		5,331

TOTAL LOANS – 13.0%		$106,025
(Cost: $119,668)

SHORT-TERM SECURITIES
Commercial Paper(K) – 7.1%
Bemis Co., Inc.,
0.720%, 10–3–16	4,000	4,000
BorgWarner, Inc.:
0.700%, 10–6–16	10,000	9,999
0.660%, 10–11–16	5,000	4,999
Kellogg Co.,
0.760%, 10–11–16	4,000	3,999
Kroger Co. (The),
0.630%, 10–3–16	22,290	22,289
Medtronic Global Holdings SCA:
0.720%, 10–3–16	5,000	5,000
0.740%, 11–14–16	5,000	4,995
NBCUniversal Enterprise, Inc.,
0.830%, 11–9–16	2,000	1,998

		57,279

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (L)	1,173	1,173

Municipal Obligations – 0.3%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Prods and Chemicals, Inc. Proj), Ser 2007 (GTD by Air Prods and Chemicals, Inc.),
0.850%, 10–1–16 (L)	2,293	2,293

TOTAL SHORT-TERM SECURITIES – 7.5%		$60,745
(Cost: $60,746)

TOTAL INVESTMENT SECURITIES – 98.2%		$797,863
(Cost: $831,980)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.8%		14,704

NET ASSETS – 100.0%		$812,567

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $452,412 or 55.7% of net assets.

(E)	Payment-in-kind bonds.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar and EUR - Euro).

(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.

(H)	Zero coupon bond.

(I)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(J)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(K)	Rate shown is the yield to maturity at September 30, 2016.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	5,176	U.S. Dollar	3,975	10-26-16	Morgan Stanley International	$29	$—
Euro	725	U.S. Dollar	816	10-26-16	Morgan Stanley International	1	—
						$30	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$1,392	$—	$49
Utilities	118	—	—
Total Common Stocks	$1,510	$—	$49
Preferred Stocks	2,311	—	—
Corporate Debt Securities	—	627,223	—	*
Loans	—	60,164	45,861
Short-Term Securities	—	60,745	—
Total	$3,821	$748,132	$45,910
Forward Foreign Currency Contracts	$—	$30	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Loans
Beginning Balance 1-1-16	$62	$—	$40,479
Net realized gain (loss)	—	—	(1,900)
Net unrealized appreciation (depreciation)	(13)	(2)	1,886
Purchases	—	—	2,615
Sales	—	—	(18,106)
Amortization/Accretion of premium/discount	—	—	(370)
Transfers into Level 3 during the period	—	2	29,262
Transfers out of Level 3 during the period	—	—	(8,005)
Ending Balance 9-30-16	$49	$—	$45,861
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-16	$(13)	$—	$624

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended September 30, 2016, there were no transfers between Levels 1 and 2.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 9-30-16	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$49	Broker	Broker quotes
Loans	$45,861	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$831,980
Gross unrealized appreciation	20,892
Gross unrealized depreciation	(55,009)
Net unrealized depreciation	$(34,117)

SCHEDULE OF INVESTMENTS International Core Equity (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Energy – 1.3%
Oil Search Ltd.	1,576	$8,550

Financials – 1.5%
Westpac Banking Corp.	458	10,351

Materials – 1.1%
Amcor Ltd.	637	7,380

Total Australia – 3.9%		$26,281
Brazil

Information Technology – 1.2%
MercadoLibre, Inc.	45	8,250

Total Brazil – 1.2%		$8,250
Canada

Energy – 1.4%
Suncor Energy, Inc.	346	9,612

Total Canada – 1.4%		$9,612
China

Consumer Discretionary – 1.5%
JD.com, Inc. ADR (A)	388	10,133

Consumer Staples – 0.5%
Kweichow Moutai Co. Ltd., A Shares	78	3,466

Financials – 1.3%
PICC Property and Casualty Co. Ltd., H Shares	5,337	8,834

Information Technology – 1.1%
Alibaba Group Holding Ltd. ADR (A)	68	7,204

Total China – 4.4%		$29,637
Denmark

Financials – 1.2%
Danske Bank A.S.	285	8,319

Total Denmark – 1.2%		$8,319
Finland

Information Technology – 2.3%
Nokia Corp., Series A ADR	804	4,655
Nokia OYJ	1,834	10,633

		15,288

Total Finland – 2.3%		$15,288
France

Consumer Discretionary – 1.1%
Publicis Groupe S.A.	100	7,570

Consumer Staples – 2.3%
Pernod Ricard	130	15,361

Energy – 1.3%
Total S.A.	180	8,527

Industrials – 3.8%
Bouygues S.A.	248	8,209
European Aeronautic Defence and Space Co.	151	9,145
Vinci	106	8,081

		25,435

Materials – 0.8%
L Air Liquide S.A.	51	5,415

Telecommunication Services – 0.6%
Orange S.A.	239	3,741

Total France – 9.9%		$66,049
Germany

Health Care – 5.3%
Bayer AG	111	11,135
Fresenius Medical Care AG & Co. KGaA	128	11,199
Fresenius SE & Co. KGaA	162	12,911

		35,245

Industrials – 2.1%
Deutsche Post AG	463	14,460

Total Germany – 7.4%		$49,705
Hong Kong

Financials – 1.4%
AIA Group Ltd.	1,424	9,466

Real Estate – 1.8%
Cheung Kong (Holdings) Ltd.	947	12,041

Total Hong Kong – 3.2%		$21,507
Ireland

Health Care – 2.4%
Shire Pharmaceuticals Group plc ADR	81	15,728

Materials – 2.1%
CRH plc	222	7,378
James Hardie Industries plc, Class C	444	6,904

		14,282

Total Ireland – 4.5%		$30,010
Israel

Health Care – 2.3%
Teva Pharmaceutical Industries Ltd. ADR	340	15,636

Total Israel – 2.3%		$15,636

Italy

Financials – 1.0%
Banca Intesa S.p.A.	3,103	6,880

Total Italy – 1.0%		$6,880
Japan

Consumer Discretionary – 6.5%
Bridgestone Corp.	460	16,793
Honda Motor Co. Ltd.	421	11,974
Isuzu Motors Ltd.	963	11,201
Nissin Kogyo Co. Ltd.	252	3,799

		43,767

Energy – 1.6%
Inpex Corp.	1,178	10,563

Financials – 2.5%
Dai-ichi Mutual Life Insurance Co. (The)	692	9,356
Tokio Marine Holdings, Inc.	187	7,063

		16,419

Industrials – 1.8%
Komatsu Ltd.	363	8,225
Mitsubishi Heavy Industries Ltd.	989	4,087

		12,312

Information Technology – 1.2%
Fujitsu Ltd.	935	4,979
Yahoo Japan Corp.	763	3,023

		8,002

Materials – 0.6%
Taiheiyo Cement Corp.	1,285	3,662

Telecommunication Services – 3.2%
Nippon Telegraph and Telephone Corp.	160	7,267
SoftBank Group Corp.	225	14,445

		21,712

Total Japan – 17.4%		$116,437
Luxembourg

Energy – 0.9%
Tenaris S.A.	210	2,991
Tenaris S.A. ADR	100	2,846

		5,837

Total Luxembourg – 0.9%		$5,837
Netherlands

Financials – 1.2%
ING Groep N.V., Certicaaten Van Aandelen	630	7,782

Total Netherlands – 1.2%		$7,782
Norway

Financials – 1.2%
DNB ASA	628	8,226

Total Norway – 1.2%		$8,226
South Africa

Consumer Discretionary – 2.1%
Naspers Ltd., Class N	79	13,709

Total South Africa – 2.1%		$13,709
South Korea

Information Technology – 1.8%
Samsung Electronics Co. Ltd.	8	12,144

Total South Korea – 1.8%		$12,144
Spain

Financials – 1.4%
Banco Bilbao Vizcaya Argentaria S.A.	1,500	9,069

Total Spain – 1.4%		$9,069
Sweden

Financials – 1.2%
SwedBank AB	327	7,678

Materials – 1.5%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	340	10,101

Total Sweden – 2.7%		$17,779
Switzerland

Consumer Discretionary – 0.6%
Dufry AG (A)	34	4,286

Consumer Staples – 2.2%
Nestle S.A., Registered Shares	184	14,499

Health Care – 2.4%
Novartis AG, Registered Shares	109	8,564
Roche Holdings AG, Genusscheine	30	7,417

		15,981

Industrials – 3.1%
Adecco S.A.	220	12,405
Wolseley plc	142	8,004

		20,409

Total Switzerland – 8.3%		$55,175

Taiwan

Information Technology – 0.6%
Hon Hai Precision Industry Co. Ltd.	1,469		3,703

Total Taiwan – 0.6%			$3,703
United Kingdom

Consumer Discretionary – 1.5%
WPP Group plc	441		10,357

Consumer Staples – 3.3%
Imperial Tobacco Group plc	217		11,171
Unilever plc	230		10,915

			22,086

Energy – 1.5%
BP plc	1,731		10,096
Royal Dutch Shell plc, Class A	—	*	—	*

			10,096

Financials – 2.9%
Aviva plc	1,480		8,450
Legal & General Group plc	2,743		7,775
Prudential plc	186		3,291

			19,516

Health Care – 2.3%
Shire plc	103		6,659
Smith & Nephew plc	527		8,504

			15,163

Industrials – 2.0%
BAE Systems plc	2,012		13,664

Materials – 1.5%
Rio Tinto plc	219		7,321
Rio Tinto plc ADR	71		2,378

			9,699

Telecommunication Services – 1.3%
BT Group plc	1,705		8,597

Total United Kingdom – 16.3%			$109,178
United States

Information Technology – 0.7%
Cognizant Technology Solutions Corp., Class A (A)	97		4,645

Total United States – 0.7%			$4,645

TOTAL COMMON STOCKS – 97.3%			$650,858
(Cost: $662,050)

PREFERRED STOCKS
United States

Financials – 0.6%
Mandatory Exchangeable Trust, 5.750% (B)	29	3,747

Total United States – 0.6%		$3,747

TOTAL PREFERRED STOCKS – 0.6%		$3,747
(Cost: $2,900)

RIGHTS
France

Materials – 0.0%
L’Air Liquide S.A.	51	138

TOTAL RIGHTS – 0.0%		$138
(Cost: $146)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.4%
Kroger Co. (The)
0.630%, 10–3–16	$8,750	8,749

Master Note – 0.2%
Toyota Motor Credit Corp.
0.600%, 10–5–16 (D)	1,574	1,574

TOTAL SHORT-TERM SECURITIES – 1.6%		$10,323
(Cost: $10,324)

TOTAL INVESTMENT SECURITIES – 99.5%		$665,066
(Cost: $675,420)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		3,587

NET ASSETS – 100.0%		$668,653

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $3,747 or 0.6% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	45,100	U.S. Dollar	50,786	10-26-16	State Street Global Markets	$69	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$650,858	$—	$—
Preferred Stocks	—	3,747	—
Rights	—	138	—
Short-Term Securities	—	10,323	—
Total	$650,858	$14,208	$—
Forward Foreign Currency Contracts	$—	$69	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$675,420
Gross unrealized appreciation	38,880
Gross unrealized depreciation	(49,234)
Net unrealized depreciation	$(10,354)

SCHEDULE OF INVESTMENTS Global Growth (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Belgium

Consumer Staples – 2.4%
InBev N.V.	91	$11,942

Total Belgium – 2.4%		$11,942
Brazil

Information Technology – 1.5%
MercadoLibre, Inc.	42	7,682

Total Brazil – 1.5%		$7,682
Canada

Industrials – 1.0%
Canadian Pacific Railway Ltd.	34	5,128

Total Canada – 1.0%		$5,128
China

Consumer Discretionary – 1.3%
JD.com, Inc. ADR (A)	248	6,465

Information Technology – 5.7%
Alibaba Group Holding Ltd. ADR (A)	153	16,201
Tencent Holdings Ltd.	458	12,588

		28,789

Total China – 7.0%		$35,254
France

Consumer Staples – 1.0%
Pernod Ricard	42	4,992

Industrials – 2.8%
European Aeronautic Defence and Space Co.	143	8,628
Safran	77	5,537

		14,165

Total France – 3.8%		$19,157
Germany

Consumer Discretionary – 1.5%
Continental AG	35	7,421

Health Care – 3.0%
Fresenius SE & Co. KGaA	192	15,287

Industrials – 0.8%
Siemens AG	32	3,774

Total Germany – 5.3%		$26,482
Ireland

Health Care – 1.5%
Medtronic plc	86	7,391

Total Ireland – 1.5%		$7,391
Israel

Health Care – 2.0%
Teva Pharmaceutical Industries Ltd. ADR	219	10,094

Total Israel – 2.0%		$10,094
Mexico

Consumer Staples – 1.2%
Wal-Mart de Mexico S.A.B. de C.V.	2,772	6,069

Total Mexico – 1.2%		$6,069
Netherlands

Consumer Discretionary – 1.0%
Koninklijke Philips Electronics N.V., Ordinary Shares	174	5,169

Information Technology – 3.1%
ASML Holding N.V., NY Registry Shares	61	6,687
NXP Semiconductors N.V. (A)	84	8,546

		15,233

Total Netherlands – 4.1%		$20,402
South Korea

Information Technology – 1.2%
Samsung Electronics Co. Ltd.	4	5,833

Total South Korea – 1.2%		$5,833
Switzerland

Industrials – 0.7%
Adecco S.A.	64	3,604

Total Switzerland – 0.7%		$3,604

United Kingdom

Consumer Discretionary – 1.0%
Compass Group plc	257	4,984

Consumer Staples – 1.8%
Coca-Cola European Partners plc	223	8,883

Financials – 0.9%
Prudential plc	271	4,793

Health Care – 0.5%
Shire plc	40	2,584

Total United Kingdom – 4.2%		$21,244
United States

Consumer Discretionary – 12.8%
Amazon.com, Inc. (A)	34	28,466
Home Depot, Inc. (The)	71	9,185
Johnson Controls, Inc.	245	11,399
Limited Brands, Inc.	104	7,385
Newell Rubbermaid, Inc.	144	7,598

		64,033

Consumer Staples – 3.0%
Coca-Cola Co. (The)	176	7,429
Kraft Foods Group, Inc.	85	7,565

		14,994

Energy – 5.3%
EOG Resources, Inc.	52	5,031
Halliburton Co.	320	14,368
Schlumberger Ltd.	93	7,343

		26,742

Health Care – 11.0%
Allergan plc (A)	75	17,213
Biogen, Inc. (A)	21	6,573
Bristol-Myers Squibb Co.	44	2,366
Gilead Sciences, Inc.	72	5,669
HCA Holdings, Inc. (A)	164	12,372
Thermo Fisher Scientific, Inc.	69	11,031

		55,224

Industrials – 5.3%
J.B. Hunt Transport Services, Inc.	168	13,665
Kansas City Southern	46	4,311
Rockwell Collins, Inc.	105	8,878

		26,854

Information Technology – 17.6%
Alphabet, Inc., Class C (A)	28	21,703
Cognizant Technology Solutions Corp., Class A (A)	170	8,134
Facebook, Inc., Class A (A)	106	13,548
MasterCard, Inc., Class A	188	19,099
Visa, Inc., Class A	311	25,747

		88,231

Total United States – 55.0%		$276,078

TOTAL COMMON STOCKS – 90.9%		$456,360
(Cost: $405,896)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 8.5%
General Mills, Inc.
0.580%, 10–3–16	$5,000	5,000
Kroger Co. (The)
0.630%, 10–3–16	15,142	15,141
McCormick & Co., Inc.
0.500%, 10–3–16	5,000	5,000
United Technologies Corp.
0.770%, 10–13–16	7,000	6,998
Wisconsin Electric Power Co.
0.480%, 10–5–16	5,500	5,499
Wisconsin Gas LLC
0.460%, 10–4–16	5,000	5,000

		42,638

Master Note – 0.4%
Toyota Motor Credit Corp.
0.600%, 10–5–16 (C)	2,132	2,132

TOTAL SHORT-TERM SECURITIES – 8.9%		$44,770
(Cost: $44,771)

TOTAL INVESTMENT SECURITIES – 99.8%		$501,130
(Cost: $450,667)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		956

NET ASSETS – 100.0%		$502,086

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	32,600	U.S. Dollar	36,713	10-26-16	Citibank N.A.	$53	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$456,360	$—	$—
Short-Term Securities	—	44,770	—
Total	$456,360	$44,770	$—
Forward Foreign Currency Contracts	$—	$53	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$450,667
Gross unrealized appreciation	64,300
Gross unrealized depreciation	(13,837)
Net unrealized appreciation	$50,463

SCHEDULE OF INVESTMENTS Limited-Term Bond (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6–15–28	$1,000	$1,025
SBA Tower Trust, Series 2013-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.240%, 4–16–18 (A)	1,900	1,906
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7–15–21 (A)	1,000	1,017

TOTAL ASSET-BACKED SECURITIES – 1.0%		$3,948
(Cost: $3,909)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Apparel Retail – 0.3%
TJX Cos., Inc. (The),
2.750%, 6–15–21	1,000	1,051

Apparel, Accessories & Luxury Goods – 0.8%
Hanesbrands, Inc.,
4.625%, 5–15–24 (A)	1,350	1,386
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6–29–17 (A)	1,725	1,728

		3,114

Auto Parts & Equipment – 0.6%
BorgWarner Automotive, Inc.,
8.000%, 10–1–19	2,000	2,324

Automobile Manufacturers – 1.4%
BMW U.S. Capital LLC,
2.000%, 4–11–21 (A)	1,500	1,517
Toyota Motor Credit Corp.,
2.000%, 10–24–18	4,000	4,058

		5,575

Cable & Satellite – 2.4%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
1.625%, 1–15–22	750	744
2.350%, 1–15–27	545	537
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
4.450%, 4–1–24	1,190	1,309
Lender Processing Services, Inc. and Black Knight Lending Solutions, Inc.,
5.750%, 4–15–23	1,076	1,132
Time Warner Cable, Inc.,
5.850%, 5–1–17	1,901	1,948
Time Warner Co., Inc. (GTD by Time Warner, Inc.),
7.250%, 10–15–17	3,337	3,535

		9,205

General Merchandise Stores – 1.1%
Dollar General Corp.,
4.125%, 7–15–17	4,000	4,090

Internet & Direct Marketing Retail – 0.9%
Amazon.com, Inc.:
1.200%, 11–29–17	2,000	2,002
3.800%, 12–5–24	1,520	1,685

		3,687

Total Consumer Discretionary – 7.5%		29,046
Consumer Staples

Brewers – 1.0%
Anheuser-Busch InBev S.A./N.V.,
3.300%, 2–1–23	3,585	3,781

Distillers & Vintners – 0.7%
Beam, Inc.,
1.875%, 5–15–17	2,672	2,684

Drug Retail – 0.5%
CVS Health Corp.,
2.250%, 12–5–18	2,000	2,036

Food Distributors – 0.7%
Bestfoods,
7.000%, 10–15–17	2,500	2,643

Food Retail – 0.6%
Kroger Co. (The):
6.800%, 12–15–18	1,245	1,391
1.500%, 9–30–19	750	748

		2,139

Packaged Foods & Meats – 1.8%
Hershey Co. (The),
1.600%, 8–21–18	2,000	2,020
Kraft Heinz Foods Co.,
4.875%, 2–15–25 (A)	2,250	2,482
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
2.650%, 8–15–19	2,459	2,521

		7,023

Total Consumer Staples – 5.3%		20,306
Energy

Integrated Oil & Gas – 0.4%
Statoil ASA (GTD by Statoil Petroleum AS),
1.950%, 11–8–18	1,500	1,515

Oil & Gas Equipment & Services – 0.9%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	1,850	2,052
Schlumberger Norge A.S. (GTD by Schlumberger Ltd.),
1.250%, 8–1–17 (A)	1,500	1,498

		3,550

Oil & Gas Exploration & Production – 2.3%
BP Capital Markets plc (GTD by BP plc),
1.674%, 2–13–18	3,750	3,764
ConocoPhillips Co. (GTD by ConocoPhillips),
3.350%, 11–15–24	1,000	1,024
EQT Corp.,
8.125%, 6–1–19	2,650	3,029
Exxon Mobil Corp.,
0.890%, 3–15–17 (B)	1,100	1,101

		8,918

Oil & Gas Refining & Marketing – 1.1%
PBF Holding Co. LLC,
8.250%, 2–15–20	1,300	1,341
Shell International Finance B.V. (GTD by Royal Dutch Shell plc),
2.000%, 11–15–18	2,625	2,658

		3,999

Oil & Gas Storage & Transportation – 1.0%
El Paso Corp.,
7.000%, 6–15–17	2,000	2,070
EnLink Midstream Partners L.P.,
4.850%, 7–15–26	1,000	1,007
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4–1–21	800	858

		3,935

Total Energy – 5.7%		21,917
Financials

Asset Management & Custody Banks – 0.7%
Ares Capital Corp.,
3.875%, 1–15–20	2,820	2,917

Consumer Finance – 3.9%
American Honda Finance Corp.:
7.625%, 10–1–18 (A)	1,000	1,122
2.125%, 10–10–18	3,000	3,054
Capital One Financial Corp.,
6.750%, 9–15–17	1,000	1,047
Discover Financial Services,
3.950%, 11–6–24	2,775	2,842
Ford Motor Credit Co. LLC,
5.000%, 5–15–18	1,126	1,182
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5–9–19	3,000	3,011
4.200%, 3–1–21	1,000	1,052
Hyundai Capital America,
2.875%, 8–9–18 (A)	1,000	1,021
Total System Services, Inc.,
3.800%, 4–1–21	850	902

		15,233

Diversified Banks – 7.2%
Ally Financial, Inc.,
5.500%, 2–15–17	1,630	1,650

Banco del Estado de Chile,
1.117%, 3–13–17 (B)	1,500	1,500
Bank of America Corp.,
2.625%, 4–19–21	1,500	1,524
Bank of Montreal,
1.126%, 6–6–17 (B)	1,500	1,499
Bank of New York Mellon Corp. (The),
2.300%, 9–11–19	2,550	2,609
BB&T Corp.,
2.050%, 5–10–21	1,150	1,162
Bear Stearns Co., Inc. (The),
6.400%, 10–2–17	2,000	2,095
Branch Banking and Trust Co.,
1.450%, 5–10–19	2,000	2,002
Huntington Bancshares, Inc.,
3.150%, 3–14–21	1,000	1,037
Huntington National Bank,
2.200%, 11–6–18	1,000	1,012
Mitsubishi UFJ Financial Group, Inc.,
2.190%, 9–13–21	2,000	1,995
Mizuho Financial Group, Inc.,
2.273%, 9–13–21	2,500	2,492
Sumitomo Mitsui Financial Group, Inc.,
2.058%, 7–14–21	750	744
U.S. Bancorp,
3.100%, 4–27–26	704	728
Wachovia Corp.,
5.750%, 2–1–18	1,500	1,585
Wells Fargo & Co.,
3.000%, 2–19–25	1,995	2,027
Wells Fargo Bank N.A.,
1.040%, 2–15–17 (B)	2,000	2,000

		27,661

Investment Banking & Brokerage – 2.1%
Goldman Sachs Group, Inc. (The):
2.375%, 1–22–18	1,000	1,010
2.750%, 9–15–20	800	820
2.350%, 11–15–21	1,000	998
4.000%, 3–3–24	800	859
Merrill Lynch & Co., Inc.,
6.400%, 8–28–17	2,000	2,087
Morgan Stanley:
2.800%, 6–16–20	1,000	1,026
2.500%, 4–21–21	1,000	1,010
3.000%, 5–31–23 (B)	300	305

		8,115

Life & Health Insurance – 1.6%
Athene Global Funding,
2.875%, 10–23–18 (A)	2,550	2,544
New York Life Global Funding,
1.550%, 11–2–18 (A)	1,500	1,508
Principal Life Global Funding II,
2.625%, 11–19–20 (A)	2,000	2,049

		6,101

Other Diversified Financial Services – 4.0%
Citigroup, Inc.:
1.300%, 11–15–16	2,000	2,000
2.650%, 10–26–20	1,000	1,022
2.700%, 3–30–21	1,000	1,022
Fidelity National Financial, Inc.,
6.600%, 5–15–17	1,000	1,028
Fidelity National Information Services, Inc.,
2.850%, 10–15–18	1,100	1,129
JPMorgan Chase & Co.:
6.000%, 1–15–18	1,316	1,391
2.295%, 8–15–21	2,000	2,004
3.000%, 2–27–30	850	849
JPMorgan Chase Bank N.A.,
1.311%, 9–21–18 (B)	1,500	1,501
USAA Capital Corp.,
2.450%, 8–1–20 (A)	3,245	3,338

		15,284

Property & Casualty Insurance – 1.5%
ACE INA Holdings, Inc. (GTD by ACE Ltd.),
2.300%, 11–3–20	1,500	1,539
Berkshire Hathaway, Inc.:
2.100%, 8–14–19	3,000	3,065
2.750%, 3–15–23	1,000	1,040

		5,644

Regional Banks – 0.4%
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6–10–19	1,447	1,645

Specialized Finance – 0.8%
ADOP Co.,
6.625%, 10–1–17 (A)	1,000	1,040
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
3.480%, 6–1–19 (A)	1,875	1,928

		2,968

Total Financials – 22.2%		85,568
Health Care

Biotechnology – 0.6%
Amgen, Inc.,
5.850%, 6–1–17	2,373	2,443

Health Care Supplies – 1.7%
Catholic Health Initiatives,
2.600%, 8–1–18	3,575	3,643
Medtronic, Inc.,
3.500%, 3–15–25	1,750	1,886
Stryker Corp.,
2.625%, 3–15–21	1,000	1,031

		6,560

Pharmaceuticals – 0.7%
AbbVie, Inc.,
2.500%, 5–14–20	1,200	1,225
Mylan, Inc.,
1.350%, 11–29–16	1,500	1,501

		2,726

Total Health Care – 3.0%		11,729
Industrials

Aerospace & Defense – 2.1%
BAE Systems Holdings, Inc.:
6.375%, 6–1–19 (A)	941	1,049
3.850%, 12–15–25 (A)	1,500	1,596
BAE Systems plc,
4.750%, 10–11–21 (A)	748	832
Exelis, Inc.:
4.250%, 10–1–16	2,150	2,150
5.550%, 10–1–21	460	524
General Dynamics Corp.,
1.875%, 8–15–23	500	496
TransDigm Group, Inc.,
7.500%, 7–15–21	1,407	1,491

		8,138

Air Freight & Logistics – 0.7%
FedEx Corp.,
8.000%, 1–15–19	2,252	2,582

Airlines – 1.0%
Southwest Airlines Co.:
5.125%, 3–1–17	2,263	2,298
2.650%, 11–5–20	1,500	1,541

		3,839

Environmental & Facilities Services – 2.0%
Republic Services, Inc.,
3.800%, 5–15–18	4,000	4,155
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
6.100%, 3–15–18	2,540	2,717
7.100%, 8–1–26	550	744

		7,616

Industrial Conglomerates – 0.7%
General Electric Capital Corp.,
5.012%, 1–1–24	2,586	2,884

Railroads – 0.8%
Burlington Northern Santa Fe Corp.,
5.750%, 3–15–18	2,750	2,931

Total Industrials – 7.3%		27,990
Information Technology

Application Software – 0.7%
Michael Baker International LLC,
8.250%, 10–15–18 (A)	1,345	1,348
NVIDIA Corp.,
2.200%, 9–16–21	1,500	1,505

		2,853

Communications Equipment – 0.5%
Cisco Systems, Inc.,
2.200%, 2–28–21	2,000	2,046

Data Processing & Outsourced Services – 1.2%
Alliance Data Systems Corp.,
6.375%, 4–1–20 (A)	1,000	1,019
Visa, Inc.,
2.800%, 12–14–22	3,600	3,774

		4,793

Home Entertainment Software – 0.3%
Activision Blizzard, Inc.,
2.300%, 9–15–21 (A)	1,000	1,003

Semiconductor Equipment – 0.4%
Lam Research Corp.,
2.800%, 6–15–21	1,500	1,540

Semiconductors – 0.7%
Intel Corp.,
2.450%, 7–29–20	1,000	1,035
Samsung Electronics America, Inc. (GTD by Samsung Electronics Co. Ltd.),
1.750%, 4–10–17 (A)	1,500	1,503

		2,538

Systems Software – 1.1%
CA, Inc.,
5.375%, 12–1–19	1,500	1,657
Microsoft Corp.:
2.000%, 11–3–20	2,000	2,043
2.000%, 8–8–23	750	749

		4,449

Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc.,
1.550%, 2–7–20	2,500	2,522

Total Information Technology – 5.6%		21,744
Materials

Diversified Chemicals – 0.2%
Dow Chemical Co. (The),
4.250%, 11–15–20	724	786

Specialty Chemicals – 0.5%
Methanex Corp.,
3.250%, 12–15–19	2,000	1,977

Total Materials – 0.7%		2,763
Real Estate

Specialized REITs – 0.4%
Crown Castle International Corp.:
2.250%, 9–1–21	500	500
4.875%, 4–15–22	1,000	1,115

		1,615

Total Real Estate – 0.4%		1,615
Telecommunication Services

Integrated Telecommunication Services – 0.8%
AT&T, Inc.,
5.875%, 10–1–19	2,592	2,899

Wireless Telecommunication Service – 2.0%
American Tower Corp.:
3.300%, 2–15–21	2,500	2,614
5.900%, 11–1–21	800	933
2.250%, 1–15–22	2,165	2,161
3.375%, 10–15–26	1,000	1,014
Crown Castle Towers LLC,
3.222%, 5–15–22 (A)	1,000	1,031

		7,753

Total Telecommunication Services – 2.8%		10,652
Utilities

Electric Utilities – 1.1%
Emera U.S. Finance L.P. (GTD by Emera U.S. Holdings, Inc.),
2.150%, 6–15–19 (A)	1,000	1,011
Entergy Mississippi, Inc.,
2.850%, 6–1–28	1,050	1,074
Entergy Texas, Inc.,
2.550%, 6–1–21	1,275	1,311
National Rural Utilities Cooperative Finance Corp.,
1.650%, 2–8–19	1,000	1,008

		4,404

Multi-Utilities – 1.1%
Dominion Resources, Inc.,
6.400%, 6–15–18	3,000	3,235
Dominion Resources, Inc., Series A,
1.400%, 9–15–17	1,000	1,000

		4,235

Total Utilities – 2.2%		8,639

TOTAL CORPORATE DEBT SECURITIES – 62.7%		$241,969
(Cost: $238,115)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.4%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-AFR1, Class C,
5.097%, 9–15–27 (A)	640	704
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B,
2.658%, 7–15–30 (A)(B)	870	852

		1,556

TOTAL MORTGAGE-BACKED SECURITIES – 0.4%		$1,556
(Cost: $1,570)

MUNICIPAL BONDS – TAXABLE
California – 1.3%
Alameda Corridor Trans Auth, Taxable Sr Lien Rev Bonds, Ser 1999C,
6.500%, 10–1–19	1,200	1,301
CA Various Purp GO Bonds,
7.700%, 11–1–30	1,750	2,154
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AH,
1.796%, 7–1–19	1,500	1,521

		4,976

New York – 0.4%
NYC GO Bonds, Fiscal 2017 Ser A-2,
2.460%, 8–1–26	1,750	1,754

TOTAL MUNICIPAL BONDS – TAXABLE – 1.7%		$6,730
(Cost: $6,723)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 2.5%
Federal Home Loan Bank:
1.900%, 4–12–23	2,165	2,175
2.750%, 3–2–26	2,000	2,001
2.500%, 4–27–26	2,420	2,427
1.750%, 7–21–31	1,640	1,639
1.700%, 7–25–31	1,500	1,491

		9,733

Mortgage-Backed Obligations – 21.5%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.699%, 5–25–18	1,042	1,064
2.822%, 6–25–21 (A)(B)	1,676	1,686
3.669%, 2–25–22 (A)(B)	1,000	984
4.000%, 6–15–26	3,998	4,299
2.125%, 8–28–31	725	725
5.045%, 7–25–44 (A)(B)	1,100	1,149
5.116%, 8–25–44 (A)(B)	1,000	1,105
4.302%, 9–25–44 (A)(B)	2,000	2,080
4.490%, 12–25–44 (A)(B)	3,047	3,325
3.883%, 2–25–45 (A)(B)	1,906	1,964
4.492%, 1–25–46 (A)(B)	1,000	1,080
4.752%, 11–25–46 (A)(B)	1,557	1,716
4.436%, 7–25–48 (A)(B)	1,275	1,284
4.572%, 12–25–48 (A)(B)	3,625	3,904
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.000%, 8–1–28	3,533	3,717
3.000%, 9–1–28	3,512	3,708
3.500%, 10–1–28	4,173	4,416
3.000%, 11–1–29	1,583	1,667
4.500%, 8–1–30	1,110	1,217
3.000%, 1–15–42	1,019	1,055
2.500%, 5–15–44	936	966
Federal National Mortgage Association Agency REMIC/CMO:
2.990%, 11–1–18	1,700	1,756
3.000%, 2–25–25	2,300	2,407
3.510%, 4–25–29	2,500	2,532
2.375%, 2–24–31	1,500	1,501
2.000%, 4–25–39	1,112	1,115
2.000%, 6–25–39	3,805	3,853
2.000%, 4–25–40	1,100	1,108
2.500%, 11–25–45	3,205	3,281
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.580%, 6–1–19	3,549	3,807
4.643%, 7–1–20	2,416	2,623
3.680%, 2–1–21	1,214	1,260
4.380%, 6–1–21	1,785	1,985
5.500%, 10–1–21	551	583
3.000%, 9–1–28	1,754	1,844
4.000%, 12–1–31	2,565	2,779
2.000%, 10–25–41	2,285	2,302
2.500%, 12–25–45	3,329	3,408
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3–16–42	1,457	1,454

		82,709

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 24.0%		$92,442
(Cost: $91,421)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 6.7%
U.S. Treasury Notes:
0.625%, 9–30–17	7,500	7,496
0.750%, 10–31–17	5,000	5,003
2.750%, 2–28–18	9,000	9,255
2.000%, 8–15–25	3,850	3,987

		25,741

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.7%		$25,741
(Cost: $25,518)

SHORT-TERM SECURITIES
Commercial Paper (C) – 0.8%
NBCUniversal Enterprise, Inc.,
0.830%, 11–9–16	3,000	2,997

Master Note – 0.6%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (D)	2,306	2,306

Municipal Obligations – 1.3%
NYC GO Bonds, Fiscal 2008 Ser L-4 (GTD by U.S. Bank N.A.),
0.880%, 10–1–16 (D)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 2.7%		$10,303
(Cost: $10,304)

TOTAL INVESTMENT SECURITIES – 99.2%		$382,689
(Cost: $377,560)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		3,199

NET ASSETS – 100.0%		$385,888

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $58,309 or 15.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.

(C)	Rate shown is the yield to maturity at September 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$3,948	$—
Corporate Debt Securities	—	241,969	—
Mortgage-Backed Securities	—	1,556	—
Municipal Bonds	—	6,730	—
United States Government Agency Obligations	—	92,442	—
United States Government Obligations	—	25,741	—
Short-Term Securities	—	10,303	—
Total	$—	$382,689	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$377,560
Gross unrealized appreciation	5,390
Gross unrealized depreciation	(261)
Net unrealized appreciation	$5,129

SCHEDULE OF INVESTMENTS Micro Cap Growth (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.3%
Motorcar Parts of America, Inc. (A)	50	$1,433

Broadcasting – 1.6%
Entravision Communications Corp.	130	991

Home Improvement Retail – 3.3%
Tile Shop Holdings, Inc. (A)	129	2,127

Leisure Products – 3.3%
Nautilus Group, Inc. (The) (A)	93	2,113

Restaurants – 1.7%
Kona Grill, Inc. (A)	88	1,102

Specialty Stores – 2.8%
DAVIDsTEA, Inc. (A)	30	370
Sportsman’s Warehouse Holdings, Inc. (A)	131	1,379

		1,749

Total Consumer Discretionary – 15.0%		9,515
Consumer Staples

Distillers & Vintners – 0.1%
MGP Ingredients, Inc.	2	73

Packaged Foods & Meats – 1.7%
Inventure Foods, Inc. (A)	114	1,074

Total Consumer Staples – 1.8%		1,147
Energy

Oil & Gas Equipment & Services – 1.3%
Natural Gas Services Group, Inc. (A)	35	848

Oil & Gas Exploration & Production – 1.9%
Clayton Williams Energy, Inc. (A)	1	60
Earthstone Energy, Inc. (A)	33	285
Resolute Energy Corp. (A)	11	276
Rice Energy, Inc. (A)	52	565

		1,186

Total Energy – 3.2%		2,034
Financials

Mortgage REITs – 2.5%
American Capital Mortgage Investment Corp.	20	335
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	53	1,230

		1,565

Total Financials – 2.5%		1,565
Health Care

Biotechnology – 1.0%
Natera, Inc. (A)	56	620

Health Care Equipment – 6.7%
AxoGen, Inc. (A)	55	492
Entellus Medical, Inc. (A)	17	371
K2M Group Holdings, Inc. (A)	83	1,467
Oxford Immunotec Global plc (A)	62	781
Tactile Systems Technology, Inc. (A)	59	1,109

		4,220

Health Care Supplies – 4.7%
Endologix, Inc. (A)	119	1,528
ICU Medical, Inc. (A)	12	1,466

		2,994

Health Care Technology – 4.4%
Evolent Health, Inc., Class A (A)	58	1,438
Omnicell, Inc. (A)	35	1,340

		2,778

Pharmaceuticals – 6.5%
Aerie Pharmaceuticals, Inc. (A)	52	1,955
Intersect ENT, Inc. (A)	42	670
Intra-Cellular Therapies, Inc. (A)	25	382
Novan, Inc. (A)	43	858
Revance Therapeutics, Inc. (A)	16	256

		4,121

Total Health Care – 23.3%		14,733
Industrials

Building Products – 2.9%
American Woodmark Corp. (A)	10	822
PGT, Inc. (A)	94	1,004

		1,826

Construction & Engineering – 2.7%
MYR Group, Inc. (A)	58	1,737

Trucking – 0.6%
YRC Worldwide, Inc. (A)	29	357

Total Industrials – 6.2%		3,920
Information Technology

Application Software – 2.5%
Zix Corp. (A)	386	1,581

Communications Equipment – 1.9%
Oclaro, Inc. (A)	142	1,210

Electronic Manufacturing Services – 1.7%
Mercury Computer Systems, Inc. (A)	45	1,103

Internet Software & Services – 17.4%
2U, Inc. (A)	17	666
comScore, Inc. (A)	39	1,202
Cornerstone OnDemand, Inc. (A)	41	1,889
LogMeIn, Inc.	21	1,898
Mimecast Ltd. (A)	81	1,549
Q2 Holdings, Inc. (A)	52	1,496
SPS Commerce, Inc. (A)	31	2,298

		10,998

Semiconductor Equipment – 2.5%
PDF Solutions, Inc. (A)	88	1,604

Semiconductors – 2.1%
NVE Corp.	23	1,338

Systems Software – 0.8%
SecureWorks Corp., Class A (A)	39	493

Total Information Technology – 28.9%		18,327
Materials

Specialty Chemicals – 3.2%
Flotek Industries, Inc. (A)(B)	13	189
Flotek Industries, Inc. (A)	126	1,829

		2,018

Total Materials – 3.2%		2,018
Real Estate

Health Care REITs – 1.4%
Community Healthcare Trust, Inc.	42	913

Total Real Estate – 1.4%		913
Telecommunication Services

Integrated Telecommunication Services – 6.4%
8x8, Inc. (A)	165	2,546
GTT Communications, Inc. (A)	65	1,536

		4,082

Wireless Telecommunication Service – 0.2%
RingCentral, Inc., Class A (A)	5	121

Total Telecommunication Services – 6.6%		4,203

TOTAL COMMON STOCKS – 92.1%		$58,375
(Cost: $46,838)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 6.6%
Kroger Co. (The),
0.630%, 10–3–16	$4,217	4,217

Master Note – 2.8%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (D)	1,750	1,750

TOTAL SHORT-TERM SECURITIES – 9.4%		$5,967
(Cost: $5,967)

TOTAL INVESTMENT SECURITIES – 101.5%		$64,342
(Cost: $52,805)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.5)%		(968)

NET ASSETS – 100.0%		$63,374

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $189 or 0.3% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$58,375	$—	$—
Short-Term Securities	—	5,967	—
Total	$58,375	$5,967	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$52,805
Gross unrealized appreciation	13,228
Gross unrealized depreciation	(1,691)
Net unrealized appreciation	$11,537

SCHEDULE OF INVESTMENTS Mid Cap Growth (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.0%
DSW, Inc., Class A	295	$6,043

Apparel, Accessories & Luxury Goods – 3.1%
Burberry Group plc (A)	368	6,573
Kate Spade & Co. (B)	337	5,769
lululemon athletica, Inc. (B)	111	6,799

		19,141

Auto Parts & Equipment – 1.6%
BorgWarner, Inc.	273	9,611

Homebuilding – 1.6%
D.R. Horton, Inc.	324	9,795

Homefurnishing Retail – 2.6%
Bed Bath & Beyond, Inc.	182	7,866
Williams-Sonoma, Inc.	156	7,948

		15,814

Leisure Products – 3.4%
Mattel, Inc. (C)	369	11,170
Polaris Industries, Inc.	128	9,905

		21,075

Restaurants – 2.2%
Dunkin’ Brands Group, Inc. (C)	258	13,423

Specialty Stores – 3.4%
Tiffany & Co.	151	10,950
Tractor Supply Co.	148	9,982

		20,932

Total Consumer Discretionary – 18.9%		115,834
Consumer Staples

Food Retail – 1.7%
Whole Foods Market, Inc.	377	10,694

Packaged Foods & Meats – 4.7%
Blue Buffalo Pet Products, Inc. (B)	268	6,376
Hain Celestial Group, Inc. (The) (B)	236	8,405
Mead Johnson Nutrition Co. (C)	178	14,079

		28,860

Total Consumer Staples – 6.4%		39,554
Energy

Oil & Gas Exploration & Production – 4.8%
Cabot Oil & Gas Corp.	271	6,984
Cimarex Energy Co.	46	6,162
Continental Resources, Inc. (B)	178	9,269
Noble Energy, Inc.	188	6,725

		29,140

Total Energy – 4.8%		29,140
Financials

Asset Management & Custody Banks – 3.2%
Northern Trust Corp.	220	14,970
Oaktree Capital Group LLC	115	4,881

		19,851

Financial Exchanges & Data – 2.6%
CME Group, Inc.	149	15,578

Regional Banks – 3.3%
First Republic Bank	147	11,307
Signature Bank (B)	77	9,137

		20,444

Total Financials – 9.1%		55,873
Health Care

Biotechnology – 3.8%
ACADIA Pharmaceuticals, Inc. (B)	154	4,886
Alkermes plc (B)	194	9,102
BioMarin Pharmaceutical, Inc. (B)	101	9,363

		23,351

Health Care Distributors – 0.9%
Henry Schein, Inc. (B)	34	5,584

Health Care Equipment – 5.3%
Edwards Lifesciences Corp. (B)	108	12,989
Intuitive Surgical, Inc. (B)	27	19,326

		32,315

Health Care Facilities – 0.7%
Acadia Healthcare Co., Inc. (B)	92	4,562

Health Care Services – 2.2%
Diplomat Pharmacy, Inc. (B)	133	3,720
Laboratory Corp. of America Holdings (B)	69	9,462

		13,182

Health Care Supplies – 1.8%
Align Technology, Inc. (B)	116	10,835

Pharmaceuticals – 3.1%
Zoetis, Inc.	367	19,068

Total Health Care – 17.8%		108,897
Industrials

Air Freight & Logistics – 2.0%
Expeditors International of Washington, Inc.	242	12,469

Building Products – 2.7%
A. O. Smith Corp.	67	6,580
Fortune Brands Home & Security, Inc. (C)	167	9,700

		16,280

Construction Machinery & Heavy Trucks – 0.5%
Westinghouse Air Brake Technologies Corp.	38	3,140

Electrical Components & Equipment – 0.8%
Generac Holdings, Inc. (B)	144	5,227

Industrial Machinery – 2.2%
IDEX Corp.	99	9,290
Woodward, Inc.	66	4,144

		13,434

Research & Consulting Services – 4.2%
CoStar Group, Inc. (B)(D)	75	16,140
Verisk Analytics, Inc., Class A (B)	117	9,474

		25,614

Trading Companies & Distributors – 3.0%
Fastenal Co. (C)	440	18,371

Total Industrials – 15.4%		94,535
Information Technology

Application Software – 4.2%
ANSYS, Inc. (B)	95	8,818
Ellie Mae, Inc. (B)	60	6,288
Guidewire Software, Inc. (B)	107	6,416
Mobileye N.V. (B)	99	4,220

		25,742

Communications Equipment – 1.6%
Harris Corp.	108	9,934

Electronic Manufacturing Services – 2.1%
Trimble Navigation Ltd. (B)	439	12,524

Home Entertainment Software – 2.7%
Electronic Arts, Inc. (B)(C)	194	16,592

Internet Software & Services – 4.4%
Akamai Technologies, Inc. (B)	47	2,483
GrubHub, Inc. (B)	282	12,108
Pandora Media, Inc. (B)	858	12,291

		26,882

Semiconductors – 4.1%
Maxim Integrated Products, Inc.	170	6,786
Microchip Technology, Inc.	279	17,354
Monolithic Power Systems, Inc.	14	1,140

		25,280

Systems Software – 3.6%
Red Hat, Inc. (B)	123	9,915
ServiceNow, Inc. (B)	156	12,310

		22,225

Total Information Technology – 22.7%		139,179
Materials

Fertilizers & Agricultural Chemicals – 1.3%
Scotts Miracle-Gro Co. (The)	95	7,870

Total Materials – 1.3%		7,870

TOTAL COMMON STOCKS – 96.4%		$590,882
(Cost: $544,215)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
MarketAxess Holdings, Inc.,
Call $175.00, Expires 11–18–16, OTC (Ctrpty: UBS AG)	174	56
Russell 2000 Index,
Put $1,220.00, Expires 10–28–16, OTC (Ctrpty: UBS AG)	263	328
S&P 500 Index,
Put $2,125.00, Expires 10–28–16	86	138
SPDR S&P MIDCAP 400 ETF Trust,
Put $275.00, Expires 10–28–16, OTC (Ctrpty: Citibank N.A.)	1,468	363

TOTAL PURCHASED OPTIONS – 0.2%		$885
(Cost: $922)

SHORT-TERM SECURITIES	Principal
Commercial Paper(E) – 2.5%
NBCUniversal Enterprise, Inc.,
0.790%, 10–19–16	$4,000	3,998
Wisconsin Electric Power Co.:
0.450%, 10–3–16	6,720	6,720
0.480%, 10–5–16	5,000	5,000

		15,718

Master Note – 0.4%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (F)	2,306	2,306

TOTAL SHORT-TERM SECURITIES – 2.9%		$18,024
(Cost: $18,024)

TOTAL INVESTMENT SECURITIES – 99.5%		$609,791
(Cost: $563,161)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		2,917

NET ASSETS – 100.0%		$612,708

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of securities with an aggregate value of $1,533 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	All or a portion of securities with an aggregate value of $1,516 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Rate shown is the yield to maturity at September 30, 2016.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
MarketAxess Holdings, Inc.	UBS AG	Put	174	November 2016	$150.00	$79	$(36)
Pacira Pharmaceuticals, Inc.	Goldman Sachs International	Put	329	December 2016	85.00	1,385	(1,673)
Russell 2000 Index	UBS AG	Put	263	October 2016	1,110.00	55	(47)
S&P 500 Index	N/A	Put	86	October 2016	1,975.00	24	(20)
SPDR S&P MIDCAP 400 ETF Trust	Citibank N.A.	Put	1,468	October 2016	255.00	57	(62)
						$1,600	$(1,838)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$590,882	$—	$—
Purchased Options	138	747	—
Short-Term Securities	—	18,024	—
Total	$591,020	$18,771	$—

Liabilities
Written Options	$20	$1,818	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$563,161
Gross unrealized appreciation	97,371
Gross unrealized depreciation	(50,741)
Net unrealized appreciation	$46,630

SCHEDULE OF INVESTMENTS Money Market (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Commercial Paper (A)
Coca-Cola Co. (The),
0.660%, 10–13–16	$10,000	$9,998
Corporacion Andina de Fomento:
0.823%, 10–5–16	7,400	7,399
0.760%, 10–14–16	10,600	10,597
Kroger Co. (The),
0.630%, 10–3–16	2,680	2,680
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.):
0.691%, 10–4–16	4,575	4,575
0.451%, 10–7–16	12,500	12,498
Northern Illinois Gas Co.:
0.560%, 10–4–16	6,414	6,414
0.510%, 10–11–16	3,000	2,999
Rabobank Nederland,
0.740%, 10–12–16	7,650	7,648
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.790%, 10–14–16	26,000	25,992
Toyota Motor Credit Corp.,
0.774%, 10–6–16 (B)	8,000	8,000
Wisconsin Electric Power Co.,
0.490%, 10–4–16	10,000	10,000

Total Commercial Paper – 20.1%		108,800
Master Note
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (B)	17,540	17,540

Total Master Note – 3.2%		17,540
Notes
Royal Bank of Canada,
0.920%, 10–14–16 (B)	4,500	4,500

Total Notes – 0.9%		4,500

TOTAL CORPORATE OBLIGATIONS – 24.2%		$130,840
(Cost: $130,840)

MUNICIPAL OBLIGATIONS
California – 4.8%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by U.S. Bank N.A.),
0.850%, 10–1–16 (B)	600	600
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.),
0.750%, 10–1–16 (B)	4,314	4,314
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by TD Bank N.A.),
0.920%, 10–1–16 (B)	1,200	1,200
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA),
0.860%, 10–7–16 (B)	2,232	2,232
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA),
0.870%, 10–7–16 (B)	8,700	8,700
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL,
0.850%, 10–7–16 (B)	9,000	9,000

		26,046

Colorado – 1.0%
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.),
0.910%, 10–7–16 (B)	3,100	3,100
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.),
0.860%, 10–7–16 (B)	250	250
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.):
0.960%, 10–7–16 (B)	1,500	1,500
1.000%, 10–7–16 (B)	550	550

		5,400

Florida – 0.6%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.),
0.880%, 10–1–16 (B)	3,060	3,060

Georgia – 0.6%
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by TD Bank N.A.),
0.680%, 10–11–16	3,000	3,000

Illinois – 0.2%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.),
0.870%, 10–7–16 (B)	305	305
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.),
0.700%, 10–1–16 (B)	1,000	1,000

		1,305

Iowa – 0.2%
IA Fin Auth, Var Rate Demand Hlth Fac Rev Bonds (Great River Med Ctr Proj), Ser 2008 (GTD by Great River Medical Center),
0.910%, 10–1–16 (B)	960	960

Louisiana – 2.0%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.840%, 10–7–16 (B)	2,350	2,350
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.850%, 10–1–16 (B)	3,941	3,941
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)),
0.860%, 10–7–16 (B)	2,805	2,805
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.),
0.780%, 10–1–16 (B)	1,600	1,600

		10,696

Maryland – 0.2%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by TD Bank N.A.),
0.750%, 10–7–16 (B)	1,165	1,165

Michigan – 0.4%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Prods and Chemicals, Inc. Proj), Ser 2007 (GTD by Air Prods and Chemicals, Inc.),
0.850%, 10–1–16 (B)	1,900	1,900

Minnesota – 1.1%
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008A (GTD by U.S. Bank N.A.),
0.800%, 10–7–16 (B)	2,000	2,000
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt), (GTD by U.S. Bank N.A.),
0.860%, 10–7–16 (B)	2,000	2,000
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2011A (GTD by U.S. Bank N.A.),
0.860%, 10–7–16 (B)	2,000	2,000

		6,000

Missouri – 0.2%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.880%, 10–7–16 (B)	1,340	1,340

New Jersey – 0.7%
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.870%, 10–7–16 (B)	3,200	3,200
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.),
0.650%, 10–7–16 (B)	547	547

		3,747

New York – 3.8%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by FHLMC),
0.830%, 10–7–16 (B)	2,400	2,400
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2013A,
0.840%, 10–7–16 (B)	6,000	6,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.),
0.780%, 10–7–16 (B)	2,500	2,500
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-1 (GTD by Bank of America N.A.),
0.840%, 10–7–16 (B)	5,640	5,640
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.880%, 10–7–16 (B)	4,100	4,100

		20,640

Ohio – 1.1%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.850%, 10–7–16 (B)	4,000	4,000
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.),
0.850%, 10–7–16 (B)	1,700	1,700

		5,700

Oregon – 0.1%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.),
0.830%, 10–7–16 (B)	700	700

South Dakota – 0.7%
SD Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Sioux Vly Hosp and Hlth Sys), Ser 2001C (GTD by U.S. Bank N.A.),
0.840%, 10–7–16 (B)	3,700	3,700

Tennessee – 1.0%
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.),
0.830%, 10–7–16 (B)	5,500	5,500

Texas – 2.1%
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.850%, 10–1–16 (B)	9,220	9,220
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.850%, 10–1–16 (B)	2,250	2,250

		11,470

Wisconsin – 0.6%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.),
0.850%, 10–7–16 (B)	3,400	3,400

Wyoming – 0.4%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.830%, 10–1–16 (B)	2,381	2,381

TOTAL MUNICIPAL OBLIGATIONS – 21.8%		$118,110
(Cost: $118,110)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills – 5.3%
U.S. Treasury Bills:
0.440%, 2–9–17	2,000	1,997
0.470%, 3–9–17	12,000	11,975
0.540%, 3–16–17	7,300	7,282
0.500%, 3–23–17	7,500	7,482

		28,736

Treasury Notes – 4.6%
U.S. Treasury Notes:
0.420%, 10–1–16 (B)	8,000	7,986
0.420%, 10–2–16 (B)	16,700	16,699

		24,685

United States Government Agency Obligations – 43.9%
Federal Home Loan Bank:
0.570%, 10–12–16 (B)	7,700	7,700
0.720%, 2–17–17	6,200	6,200
0.690%, 7–26–17	14,500	14,500
0.750%, 8–23–17	11,000	11,000
Overseas Private Investment Corp. (GTD by U.S. Government):
0.560%, 10–5–16 (B)	800	800
0.750%, 10–5–16 (B)	2,941	2,941
0.760%, 10–5–16 (B)	24,113	24,113
0.800%, 10–5–16 (B)	10,499	10,499
0.560%, 10–7–16 (B)	5,800	5,800
0.750%, 10–7–16 (B)	34,115	34,115
0.760%, 10–7–16 (B)	73,419	73,419
0.790%, 10–7–16 (B)	31,300	31,300
0.800%, 10–7–16 (B)	3,473	3,473
0.560%, 1–12–17 (B)	11,750	11,750

		237,610

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 53.8%		$291,031
(Cost: $291,031)

TOTAL INVESTMENT SECURITIES – 99.8%		$539,981
(Cost: $539,981)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		962

NET ASSETS – 100.0%		$540,943

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at September 30, 2016.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$130,840	$—
Municipal Obligations	—	118,110	—
United States Government and Government Agency Obligations	—	291,031	—
Total	$—	$539,981	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$539,981
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Real Estate Securities (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate

Diversified REITs – 3.1%
Liberty Property Trust	16	$654
Spirit Realty Capital, Inc.	21	284
STORE Capital Corp.	22	642

		1,580

Health Care REITs – 10.1%
Care Capital Properties, Inc.	6	162
HCP, Inc.	21	786
Physicians Realty Trust	24	521
Ventas, Inc.	19	1,377
Welltower, Inc.	30	2,266

		5,112

Hotel & Resort REITs – 3.0%
Host Hotels & Resorts, Inc.	58	903
Pebblebrook Hotel Trust	7	184
RLJ Lodging Trust	10	212
Sunstone Hotel Investors, Inc.	16	200

		1,499

Industrial REITs – 8.9%
Duke Realty Corp.	39	1,058
First Industrial Realty Trust, Inc.	36	1,016
ProLogis	46	2,437

		4,511

Office REITs – 14.4%
Alexandria Real Estate Equities, Inc.	12	1,338
Boston Properties, Inc.	10	1,404
Brandywine Realty Trust	34	525
Highwoods Properties, Inc.	14	729
Kilroy Realty Corp.	13	888
SL Green Realty Corp.	4	454
Vornado Realty Trust	19	1,902

		7,240

Residential REITs – 18.5%
American Campus Communities, Inc.	22	1,124
Apartment Investment and Management Co., Class A	3	146
AvalonBay Communities, Inc.	13	2,394
Camden Property Trust	9	737
Education Realty Trust, Inc.	15	625
Equity Lifestyle Properties, Inc.	6	440
Equity Residential	17	1,069
Essex Property Trust, Inc.	6	1,326
Mid-America Apartment Communities, Inc.	5	451
Sun Communities, Inc.	13	1,005

		9,317

Retail REITs – 22.5%
Brixmor Property Group, Inc.	29	798
DDR Corp.	48	831
Federal Realty Investment Trust	3	523
General Growth Properties, Inc.	54	1,489
Kimco Realty Corp.	38	1,106
Macerich Co. (The)	5	437

Pennsylvania Real Estate Investment Trust	15	336
Simon Property Group, Inc.	25	5,162
Weingarten Realty Investors	18	682

		11,364

Specialized REITs – 17.3%
CubeSmart	20	556
CyrusOne, Inc.	21	990
Digital Realty Trust, Inc.	9	913
Equinix, Inc.	7	2,409
Extra Space Storage, Inc.	8	619
Life Storage, Inc.	8	712
Public Storage, Inc.	11	2,544

		8,743

Total Real Estate – 97.8%		49,366

TOTAL COMMON STOCKS – 97.8%		$49,366
(Cost: $44,778)

SHORT-TERM SECURITIES	Principal
Master Note – 1.9%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (A)	$944	944

TOTAL SHORT-TERM SECURITIES – 1.9%		$944
(Cost: $944)

TOTAL INVESTMENT SECURITIES – 99.7%		$50,310
(Cost: $45,722)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		173

NET ASSETS – 100.0%		$50,483

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$49,366	$—	$—
Short-Term Securities	—	944	—
Total	$49,366	$944	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$45,722
Gross unrealized appreciation	5,770
Gross unrealized depreciation	(1,182)
Net unrealized appreciation	$4,588

SCHEDULE OF INVESTMENTS Science and Technology (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Consumer Electronics – 3.0%
Garmin Ltd.	184	$8,843
Harman International Industries, Inc.	84	7,127

		15,970

Total Consumer Discretionary – 3.0%		15,970
Consumer Staples

Agricultural Products – 0.1%
Arcadia Biosciences, Inc. (A)	296	569

Total Consumer Staples – 0.1%		569
Health Care

Biotechnology – 7.2%
Evogene Ltd. (A)	175	1,120
FibroGen, Inc. (A)	106	2,192
Isis Pharmaceuticals, Inc. (A)	360	13,172
Kite Pharma, Inc. (A)	47	2,614
Seres Therapeutics, Inc. (A)	22	268
Vertex Pharmaceuticals, Inc. (A)	216	18,872

		38,238

Health Care Equipment – 0.4%
Avinger, Inc. (A)	433	2,068

Health Care Facilities – 1.6%
Tenet Healthcare Corp. (A)	388	8,781

Health Care Technology – 3.6%
Cerner Corp. (A)	308	18,994

Managed Health Care – 0.8%
Anthem, Inc.	35	4,323

Pharmaceuticals – 2.6%
Teva Pharmaceutical Industries Ltd. ADR	295	13,591

Total Health Care – 16.2%		85,995
Industrials

Building Products – 0.9%
Advanced Drainage Systems, Inc.	188	4,523

Construction & Engineering – 0.1%
Abengoa S.A., Class B (A)(B)	2,655	641

Total Industrials – 1.0%		5,164
Information Technology

Application Software – 11.6%
ACI Worldwide, Inc. (A)	886	17,174
Aspen Technology, Inc. (A)	571	26,717
Globant S.A. (A)	129	5,413
Mobileye N.V. (A)	100	4,274
Silver Spring Networks, Inc. (A)	552	7,832

		61,410

Communications Equipment – 1.0%
Nokia Corp., Series A ADR	930	5,387

Data Processing & Outsourced Services – 12.7%
Alliance Data Systems Corp. (A)	112	24,113
Euronet Worldwide, Inc. (A)(C)	274	22,448
QIWI plc ADR	176	2,578
WNS (Holdings) Ltd. ADR (A)	611	18,294

		67,433

Electronic Components – 1.9%
Universal Display Corp. (A)	183	10,131

Internet Software & Services – 10.0%
Alibaba Group Holding Ltd. ADR (A)	73	7,733
Alphabet, Inc., Class A (A)	13	10,774
Alphabet, Inc., Class C (A)	18	13,862
Facebook, Inc., Class A (A)	130	16,650
Pandora Media, Inc. (A)	280	4,008

		53,027

IT Consulting & Other Services – 4.1%
Acxiom Corp. (A)	561	14,956
CSRA, Inc.	136	3,645
Virtusa Corp. (A)	121	2,996

		21,597

Semiconductor Equipment – 1.7%
Nanometrics, Inc. (A)	140	3,116
Photronics, Inc. (A)	558	5,751

		8,867

Semiconductors – 22.0%
Advanced Micro Devices, Inc. (A)	420	2,901
Cypress Semiconductor Corp.	919	11,176
Dialog Semiconductor plc (A)(B)	139	5,343
Marvell Technology Group Ltd.	506	6,712
Micron Technology, Inc. (A)	1,679	29,844
Microsemi Corp. (A)	533	22,380
NXP Semiconductors N.V. (A)	185	18,892
Rambus, Inc. (A)	765	9,556
Semtech Corp. (A)	367	10,188

		116,992

Systems Software – 4.1%
Microsoft Corp.	380	21,888

Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.	26	2,973
Hewlett-Packard Co.	423	6,574

		9,547

Total Information Technology – 70.9%		376,279
Materials

Commodity Chemicals – 0.4%
BioAmber, Inc. (A)	480	2,036

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)	280	481

Total Materials – 0.5%		2,517
Real Estate

Specialized REITs – 1.6%
QTS Realty Trust, Inc., Class A	159	8,387

Total Real Estate – 1.6%		8,387
Telecommunication Services

Alternative Carriers – 1.8%
Zayo Group Holdings, Inc. (A)	324	9,611

Total Telecommunication Services – 1.8%		9,611
Utilities

Independent Power Producers & Energy Traders – 1.0%
Atlantica Yield plc	283	5,382

Total Utilities – 1.0%		5,382

TOTAL COMMON STOCKS – 96.1%		$509,874
(Cost: $351,772)

WARRANTS
Commodity Chemicals – 0.0%
BioAmber, Inc., expires 5–9–17 (D)	201	93

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8–20–23 (D)(E)	230	—

TOTAL WARRANTS – 0.0%		$93
(Cost: $24)
PURCHASED OPTIONS	Number of Contracts (Unrounded)
Teva Pharmaceutical Industries Ltd. ADR: Call $57.50, Expires 10–21–16, OTC (Ctrpty: Goldman Sachs International)	639	2
Call $60.00, Expires 12–16–16	639	2

TOTAL PURCHASED OPTIONS – 0.0%		$4
(Cost: $240)

CORPORATE DEBT SECURITIES	Principal
Materials

Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc.,
8.000%, 8–20–20 (E)	$2,300	2,346

Total Materials – 0.4%		2,346

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$2,346
(Cost: $2,300)

SHORT-TERM SECURITIES
Commercial Paper(F) – 3.3%
Kroger Co. (The),
0.630%, 10–3–16	12,467	12,466
Rockwell Automation, Inc.,
0.520%, 10–3–16	5,000	5,000

		17,466

Master Note – 0.6%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (G)	3,350	3,350

TOTAL SHORT-TERM SECURITIES – 3.9%		$20,816
(Cost: $20,816)

TOTAL INVESTMENT SECURITIES – 100.4%		$533,133
(Cost: $375,152)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(2,300)

NET ASSETS – 100.0%		$530,833

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $1,718 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(D)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Restricted securities. At September 30, 2016, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$2,300	$2,300	$2,346

		Shares
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	230	$—	$—
			$2,300	$2,346

The total value of these securities represented 0.4% of net assets at September 30, 2016.

(F)	Rate shown is the yield to maturity at September 30, 2016.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Teva Pharmaceutical Industries Ltd. ADR	Goldman Sachs International	Call	639	October 2016	$65.00	$24	$(2)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$509,874	$—	$—
Warrants	—	93	—
Purchased Options	2	2	—
Corporate Debt Securities	—	2,346	—
Short-Term Securities	—	20,816	—
Total	$509,876	$23,257	$—
Liabilities
Written Options	$—	$2	$—

During the period ended September 30, 2016, securities totaling $284 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$375,152
Gross unrealized appreciation	193,895
Gross unrealized depreciation	(35,914)
Net unrealized appreciation	$157,981

SCHEDULE OF INVESTMENTS Small Cap Growth (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 0.5%
American Eagle Outfitters, Inc.	130	$2,318

Auto Parts & Equipment – 1.7%
Motorcar Parts of America, Inc. (A)	264	7,606

Automotive Retail – 1.3%
Lithia Motors, Inc.	59	5,642

Footwear – 1.4%
Skechers USA, Inc. (A)	264	6,047

Home Improvement Retail – 0.7%
Tile Shop Holdings, Inc. (A)	200	3,302

Homebuilding – 3.4%
Installed Building Products, Inc. (A)	113	4,039
LGI Homes, Inc. (A)	191	7,044
M/I Homes, Inc. (A)	166	3,908

		14,991

Leisure Facilities – 2.8%
Vail Resorts, Inc.	79	12,315

Leisure Products – 3.2%
Nautilus Group, Inc. (The) (A)	632	14,368

Movies & Entertainment – 0.5%
IMAX Corp. (A)	74	2,153

Restaurants – 2.2%
Carrols Restaurant Group, Inc. (A)	256	3,378
Dave & Buster’s Entertainment, Inc. (A)	100	3,934
Wingstop, Inc.	85	2,502

		9,814

Specialty Stores – 1.2%
Five Below, Inc. (A)	129	5,189

Total Consumer Discretionary – 18.9%		83,745
Consumer Staples

Distillers & Vintners – 0.2%
MGP Ingredients, Inc.	22	881

Packaged Foods & Meats – 1.9%
Lance, Inc.	254	8,514

Total Consumer Staples – 2.1%		9,395
Energy

Oil & Gas Exploration & Production – 2.6%
Parsley Energy, Inc., Class A (A)	193	6,481
Rice Energy, Inc. (A)	126	3,279
Viper Energy Partners L.P.	116	1,875

		11,635

Total Energy – 2.6%		11,635
Financials

Consumer Finance – 1.7%
Portfolio Recovery Associates, Inc. (A)	222	7,651

Regional Banks – 2.0%
Home BancShares, Inc.	212	4,408
SVB Financial Group (A)	41	4,543

		8,951

Thrifts & Mortgage Finance – 2.5%
LendingTree, Inc. (A)	114	11,086

Total Financials – 6.2%		27,688
Health Care

Biotechnology – 1.6%
Ironwood Pharmaceuticals, Inc., Class A (A)	324	5,144
Ligand Pharmaceuticals, Inc. (A)	19	1,898

		7,042

Health Care Equipment – 9.9%
AtriCure, Inc. (A)	301	4,768
DexCom, Inc. (A)	93	8,130
Inogen, Inc. (A)	156	9,332
K2M Group Holdings, Inc. (A)	688	12,227
Nevro Corp. (A)	93	9,698

		44,155

Health Care Services – 3.7%
AMN Healthcare Services, Inc. (A)	370	11,779
Cross Country Healthcare, Inc. (A)	375	4,421

		16,200

Health Care Supplies – 1.5%
Vascular Solutions, Inc. (A)	136	6,536

Pharmaceuticals – 0.9%
Akorn, Inc. (A)	151	4,117

Total Health Care – 17.6%		78,050
Industrials

Building Products – 5.7%
American Woodmark Corp. (A)	117	9,443
Apogee Enterprises, Inc.	154	6,884
Insteel Industries, Inc.	143	5,186
Trex Co., Inc. (A)	62	3,641

		25,154

Construction & Engineering – 1.0%
Comfort Systems USA, Inc.	153	4,490

Industrial Machinery – 2.4%
John Bean Technologies Corp.	85	6,011
Woodward, Inc.	77	4,780

		10,791

Trading Companies & Distributors – 1.0%
Beacon Roofing Supply, Inc. (A)	100	4,207

Trucking – 0.5%
YRC Worldwide, Inc. (A)	194	2,385

Total Industrials – 10.6%		47,027
Information Technology

Application Software – 11.1%
BroadSoft, Inc. (A)	222	10,334
Ellie Mae, Inc. (A)	52	5,444
HubSpot, Inc. (A)	112	6,477
Paycom Software, Inc. (A)	124	6,206
Tyler Technologies, Inc. (A)	62	10,608
Ultimate Software Group, Inc. (The) (A)	31	6,399
Zendesk, Inc. (A)	122	3,753

		49,221

Communications Equipment – 4.9%
Applied Optoelectronics, Inc. (A)	288	6,401
Dycom Industries, Inc. (A)	189	15,415

		21,816

Home Entertainment Software – 2.0%
Take-Two Interactive Software, Inc. (A)	192	8,651

Internet Software & Services – 2.9%
Five9, Inc. (A)	156	2,449
LogMeIn, Inc.	62	5,559
Shopify, Inc., Class A (A)	112	4,811

		12,819

IT Consulting & Other Services – 2.0%
Booz Allen Hamilton Holding Corp.	280	8,860

Semiconductor Equipment – 0.9%
MaxLinear, Inc., Class A (A)	202	4,099

Semiconductors – 5.5%
Integrated Device Technology, Inc. (A)	288	6,650
Mellanox Technologies Ltd. (A)	158	6,825
Silicon Motion Technology Corp. ADR	214	11,067

		24,542

Systems Software – 4.1%
Barracuda Networks, Inc. (A)	152	3,868
Gigamon, Inc. (A)	178	9,765
Proofpoint, Inc. (A)	34	2,523
SecureWorks Corp., Class A (A)	168	2,098

		18,254

Total Information Technology – 33.4%		148,262
Materials

Construction Materials – 0.8%
U.S. Concrete, Inc. (A)	77	3,556

Specialty Chemicals – 1.9%
Flotek Industries, Inc. (A)	585	8,506

Total Materials – 2.7%		12,062

Telecommunication Services

Wireless Telecommunication Service – 1.6%
RingCentral, Inc., Class A (A)	301	7,110

Total Telecommunication Services – 1.6%		7,110

TOTAL COMMON STOCKS – 95.7%		$424,974
(Cost: $341,221)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 4.1%
John Deere Canada ULC (GTD by Deere & Co.),
0.510%, 10–5–16	$5,000	5,000
Kroger Co. (The),
0.630%, 10–3–16	8,209	8,208
McCormick & Co., Inc.,
0.500%, 10–3–16	5,000	5,000

		18,208

Master Note – 0.8%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (C)	3,650	3,650

TOTAL SHORT-TERM SECURITIES – 4.9%		$21,858
(Cost: $21,858)

TOTAL INVESTMENT SECURITIES – 100.6%		$446,832
(Cost: $363,079)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(2,572)

NET ASSETS – 100.0%		$444,260

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$424,974	$—	$—
Short-Term Securities	—	21,858	—
Total	$424,974	$21,858	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$363,079
Gross unrealized appreciation	92,081
Gross unrealized depreciation	(8,328)
Net unrealized appreciation	$83,753

SCHEDULE OF INVESTMENTS Small Cap Value (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automotive Retail – 1.9%
Monro Muffler Brake, Inc.	110	$6,718

Homebuilding – 2.0%
TRI Pointe Group, Inc. (A)	520	6,858

Homefurnishing Retail – 1.9%
Restoration Hardware Holdings, Inc. (A)	196	6,774

Movies & Entertainment – 2.0%
AMC Entertainment Holdings, Inc., Class A	224	6,962

Restaurants – 0.9%
Cheesecake Factory, Inc. (The)	59	2,976

Total Consumer Discretionary – 8.7%		30,288
Consumer Staples

Food Retail – 0.5%
Casey’s General Stores, Inc.	15	1,791

Packaged Foods & Meats – 3.3%
Pinnacle Foods, Inc.	230	11,524

Personal Products – 7.0%
Avon Products, Inc.	1,473	8,336
Nu Skin Enterprises, Inc., Class A	247	16,015

		24,351

Soft Drinks – 4.1%
Coca-Cola Bottling Co. Consolidated	96	14,245

Total Consumer Staples – 14.9%		51,911
Energy

Oil & Gas Exploration & Production – 4.4%
Clayton Williams Energy, Inc. (A)	36	3,055
Laredo Petroleum Holdings, Inc. (A)	946	12,201

		15,256

Total Energy – 4.4%		15,256
Financials

Regional Banks – 10.4%
FCB Financial Holdings, Inc., Class A (A)	149	5,707
SVB Financial Group (A)	51	5,637
Tompkins Financial Corp.	25	1,903
Webster Financial Corp.	459	17,438
Western Alliance Bancorp. (A)	148	5,557

		36,242

Reinsurance – 1.4%
Reinsurance Group of America, Inc.	46	4,944

Total Financials – 11.8%		41,186
Health Care

Health Care Services – 1.8%
Healthways, Inc. (A)	240	6,354

Total Health Care – 1.8%		6,354
Industrials

Aerospace & Defense – 1.9%
Orbital ATK, Inc.	85	6,486

Airlines – 1.5%
Copa Holdings S.A., Class A	58	5,100

Building Products – 2.2%
Continental Building Products, Inc. (A)	370	7,756

Commercial Printing – 2.1%
Deluxe Corp.	51	3,405
Multi-Color Corp.	59	3,874

		7,279

Industrial Machinery – 3.3%
Woodward, Inc.	187	11,656

Marine – 0.9%
Kirby Corp. (A)	52	3,201

Trading Companies & Distributors – 5.2%
Beacon Roofing Supply, Inc. (A)	316	13,296
Univar, Inc. (A)	231	5,052

		18,348

Trucking – 3.9%
Saia, Inc. (A)	89	2,660
YRC Worldwide, Inc. (A)	888	10,945

		13,605

Total Industrials – 21.0%		73,431

Information Technology

Home Entertainment Software – 4.7%
Take-Two Interactive Software, Inc. (A)	366	16,481

IT Consulting & Other Services – 1.7%
Science Applications International Corp.	84	5,827

Total Information Technology – 6.4%		22,308
Materials

Aluminum – 1.1%
Kaiser Aluminum Corp.	46	4,006

Gold – 2.3%
IAMGOLD Corp. (A)	669	2,709
Kinross Gold Corp. (A)	645	2,714
Yamana Gold, Inc.	597	2,574

		7,997

Precious Metals & Minerals – 0.5%
Silver Standard Resources, Inc. (A)	139	1,683

Specialty Chemicals – 7.4%
Flotek Industries, Inc. (A)(B)	127	1,841
Flotek Industries, Inc. (A)	856	12,449
Innospec, Inc.	78	4,755
Sensient Technologies Corp.	91	6,884

		25,929

Total Materials – 11.3%		39,615
Real Estate

Industrial REITs – 1.2%
STAG Industrial, Inc.	168	4,113

Office REITs – 1.6%
Highwoods Properties, Inc.	108	5,634

Specialized REITs – 4.4%
Communications Sales & Leasing, Inc.	354	11,105
Entertainment Properties Trust	56	4,440

		15,545

Total Real Estate – 7.2%		25,292
Telecommunication Services

Alternative Carriers – 1.3%
Vonage Holdings Corp. (A)	678	4,481

Total Telecommunication Services – 1.3%		4,481
Utilities

Electric Utilities – 3.0%
ALLETE, Inc.	95	5,670
IDACORP, Inc.	41	3,240
Portland General Electric Co.	32	1,365

		10,275

Gas Utilities – 1.8%
New Jersey Resources Corp.	100	3,270
South Jersey Industries, Inc.	106	3,141

		6,411

Multi-Utilities – 1.6%
MDU Resources Group, Inc.	72	1,827
NorthWestern Corp.	64	3,700

		5,527

Total Utilities – 6.4%		22,213

TOTAL COMMON STOCKS – 95.2%		$332,335
(Cost: $294,320)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.8%
Kroger Co. (The), 0.630%, 10–3–16	$6,147	6,146

Master Note – 0.5%
Toyota Motor Credit Corp., 0.600%, 10–5–16 (D)	1,803	1,803

TOTAL SHORT-TERM SECURITIES – 2.3%		$7,949
(Cost: $7,950)

TOTAL INVESTMENT SECURITIES – 97.5%		$340,284
(Cost: $302,270)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.5%		8,817

NET ASSETS – 100.0%		$349,101

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $1,841 or 0.5% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$332,335	$—	$—
Short-Term Securities	—	7,949	—
Total	$332,335	$7,949	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$302,270
Gross unrealized appreciation	40,768
Gross unrealized depreciation	(2,754)
Net unrealized appreciation	$38,014

SCHEDULE OF INVESTMENTS Value (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Cable & Satellite – 2.6%
Comcast Corp., Class A	150	$9,958

Casinos & Gaming – 2.7%
Las Vegas Sands, Inc.	177	10,196

General Merchandise Stores – 2.6%
Target Corp.	145	9,986

Housewares & Specialties – 2.4%
Newell Rubbermaid, Inc.	175	9,215

Total Consumer Discretionary – 10.3%		39,355
Consumer Staples

Agricultural Products – 2.5%
Ingredion, Inc. (A)	72	9,620

Drug Retail – 2.4%
CVS Caremark Corp.	103	9,130

Tobacco – 3.1%
Philip Morris International, Inc.	120	11,696

Total Consumer Staples – 8.0%		30,446
Energy

Integrated Oil & Gas – 2.6%
Hess Corp.	184	9,844

Oil & Gas Refining & Marketing – 2.8%
Marathon Petroleum Corp. (A)	266	10,793

Oil & Gas Storage & Transportation – 7.5%
Energy Transfer Partners L.P.	255	9,446
Enterprise Products Partners L.P.	346	9,555
VTTI Energy Partners L.P.	523	9,944

		28,945

Total Energy – 12.9%		49,582
Financials

Consumer Finance – 6.3%
Capital One Financial Corp.	185	13,296
Synchrony Financial	386	10,805

		24,101

Life & Health Insurance – 2.9%
MetLife, Inc.	250	11,085

Mortgage REITs – 2.6%
American Capital Agency Corp.	518	10,122

Multi-Line Insurance – 3.3%
American International Group, Inc.	214	12,675

Other Diversified Financial Services – 8.6%
Citigroup, Inc. (A)	311	14,693
JPMorgan Chase & Co.	276	18,379

		33,072

Property & Casualty Insurance – 1.9%
Allstate Corp. (The)	103	7,146

Reinsurance – 2.7%
Reinsurance Group of America, Inc.	95	10,287

Total Financials – 28.3%		108,488
Health Care

Biotechnology – 2.5%
Amgen, Inc. (A)	57	9,542

Health Care Facilities – 2.7%
HCA Holdings, Inc. (B)	140	10,611

Managed Health Care – 6.1%
Aetna, Inc.	87	10,044
Anthem, Inc.	41	5,100
Cigna Corp.	42	5,447
Humana, Inc.	16	2,813

		23,404

Pharmaceuticals – 2.2%
Teva Pharmaceutical Industries Ltd. ADR	182	8,360

Total Health Care – 13.5%		51,917
Industrials

Airlines – 1.1%
Delta Air Lines, Inc.	111	4,361

Industrial Machinery – 1.0%
Eaton Corp.	57	3,726

Total Industrials – 2.1%		8,087
Information Technology

IT Consulting & Other Services – 0.7%
Computer Sciences Corp.	53	2,767

Semiconductor Equipment – 1.3%
Lam Research Corp.	55	5,171

Semiconductors – 4.1%
Micron Technology, Inc. (B)	636	11,313
QUALCOMM, Inc.	63	4,316

		15,629

Systems Software – 3.8%
Microsoft Corp.	250	14,389

Technology Hardware, Storage & Peripherals – 3.1%
Western Digital Corp. (A)	204	11,945

Total Information Technology – 13.0%		49,901
Materials

Diversified Chemicals – 2.9%
Dow Chemical Co. (The)	214	11,112

Total Materials – 2.9%		11,112
Real Estate

Specialized REITs – 2.6%
Communications Sales & Leasing, Inc.	316	9,932

Total Real Estate – 2.6%		9,932
Utilities

Electric Utilities – 3.1%
Duke Energy Corp.	148	11,830

Total Utilities – 3.1%		11,830

TOTAL COMMON STOCKS – 96.7%		$370,650
(Cost: $360,760)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 3.0%
Kroger Co. (The), 0.630%, 10–3–16	$7,522	7,522
NBCUniversal Enterprise, Inc., 0.790%, 10–19–16	4,000	3,998

		11,520

Master Note – 0.2%
Toyota Motor Credit Corp., 0.600%, 10–5–16 (D)	845	845

TOTAL SHORT-TERM SECURITIES – 3.2%		$12,365
(Cost: $12,366)

TOTAL INVESTMENT SECURITIES – 99.9%		$383,015
(Cost: $373,126)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		483

NET ASSETS – 100.0%		$383,498

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $16,880 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Aetna, Inc.	N/A	Put	82	November 2016	$105.00	$11	$(13)
Amgen, Inc.	N/A	Call	55	November 2016	180.00	15	(5)
Eaton Corp.	N/A	Put	150	November 2016	57.50	12	(6)
Enterprise Products Partners L.P.	N/A	Put	354	November 2016	25.00	17	(10)
Ingredion, Inc.	N/A	Call	114	October 2016	140.00	18	(3)
Las Vegas Sands, Inc.	N/A	Call	167	October 2016	58.50	18	(22)
	N/A	Call	167	November 2016	60.00	22	(24)
QUALCOMM, Inc.	N/A	Put	151	November 2016	57.50	14	(4)
Wells Fargo & Co.	N/A	Put	424	December 2016	40.00	21	(25)
Western Digital Corp.	N/A	Call	290	October 2016	65.00	19	(5)
						$167	$(117)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$370,650	$—	$—
Short-Term Securities	—	12,365	—
Total	$370,650	$12,365	$—
Liabilities
Written Options	$108	$9	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$373,126
Gross unrealized appreciation	29,349
Gross unrealized depreciation	(19,460)
Net unrealized appreciation	$9,889

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Variable Insurance Portfolios
(Registrant)

By	/s/ Wendy J. Hills
Wendy J. Hills, Vice President and Secretary

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: November 23, 2016

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 23, 2016